                          [PACIFIC CAPITAL FUNDS LOGO]

                                December 1, 2005

                              New Asia Growth Fund
                            International Stock Fund
                                 Small Cap Fund
                                  Mid-Cap Fund
                               Growth Stock Fund
                             Growth and Income Fund
                                   Value Fund
                         Diversified Fixed Income Fund
                            Tax-Free Securities Fund
               Short Intermediate U.S. Government Securities Fund
                  Tax-Free Short Intermediate Securities Fund
                          Ultra Short Government Fund

                          Class A, Class B and Class C
                                 Retail Shares

--------------------------------------------------------------------------------
        The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                   QUESTIONS?
                  Call 800-258-9232 between 8 a.m. and 9 p.m.
            Eastern time or contact your investment representative.

         PACIFIC CAPITAL FUNDS                         TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [icon]
Carefully review this                             3  New Asia Growth Fund
important section, which                          8  International Stock Fund
summarizes each Fund's                           13  Small Cap Fund
investments, risks, past                         18  Mid-Cap Fund
performance, and fees.                           22  Growth Stock Fund
                                                 26  Growth and Income Fund
                                                 30  Value Fund
                                                 34  Diversified Fixed Income Fund
                                                 38  Tax-Free Securities Fund
                                                 43  Short Intermediate U.S. Government Securities Fund
                                                 47  Tax-Free Short Intermediate Securities Fund
                                                 52  Ultra Short Government Fund

                                                PRINCIPAL RISKS

                                      [icon]
Review this section for                          56  Discussion of Risks
details on each Fund's
principal risks.

                                                FUND MANAGEMENT

                                      [icon]
Review this section for                          59  The Investment Adviser
details on the people and                        59  The Sub-Advisers
organizations who oversee                        60  Portfolio Managers
the Funds.                                       62  The Distributor, Administrator and
                                                     Sub-Administrator

                                                SHAREHOLDER INFORMATION

                                      [icon]
Review this section for                          63  Pricing of Fund Shares
details on how shares are                        64  Purchasing and Adding to Your Shares
valued, how to purchase,                         67  Selling Your Shares
sell and exchange shares,                        69  General Policies on Selling Shares
related charges, and                             71  Distribution Arrangements/Sales Charges
payments of dividends and                        78  Exchanging Your Shares
distributions.                                   80  Dividends, Distributions and Taxes

                                                FINANCIAL HIGHLIGHTS

                                      [icon]
Review this section for                          82
details on selected
financial highlights of the
Funds.

Pacific Capital Funds (referred to in this prospectus as the "Trust") is a professionally managed, open-end, management investment company with multiple funds available for investment (referred to as "Funds"). The Asset Management Group of Bank of Hawaii (referred to as the "Adviser") is the investment adviser to the Funds. Day-to-day management of certain Funds is performed by investment sub-advisers (referred to as "Sub-Advisers").
 2

 [icon]

   RISK/RETURN SUMMARY AND FUND EXPENSES    NEW ASIA GROWTH FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The New Asia Growth Fund invests at least 80% of its net
    INVESTMENT STRATEGIES             assets plus borrowings for investment purposes in common and preferred stocks of companies located in the countries of
                                      Asia (other than Japan) and securities that are convertible into such common stocks. (The Fund will provide its
                                      shareholders with at least 60 days' prior notice of any
                                      change in this non-fundamental investment policy.) The Fund may invest in these securities directly, or indirectly
                                      through other investment companies or trusts that invest the majority of their assets in such securities. Asian countries include, but are not limited to, Hong Kong, China, India,
                                      Indonesia, South Korea, Malaysia, the Philippines,
                                      Singapore, Taiwan, Pakistan, Bangladesh, Sri Lanka and
                                      Thailand. An issuer is considered to be located in an Asian country if it is organized under the laws of the country, if it derives 50% or more of its total revenues from business in the country, or if its equity securities are traded
                                      principally on a securities exchange in the country. The
                                      Fund does not limit its investments to any particular type or size of company. The Fund focuses on companies whose
                                      earnings its Sub-Adviser, First State (Hong Kong) LLC,
                                      expects to grow or whose share price it believes is
                                      undervalued.

                                      In selecting and maintaining a portfolio of investments in any country, the Fund's Sub-Adviser, First State (Hong Kong)
                                      LLC, considers the investment instruments traded in the
                                      country's stock markets and the upside potential of such
                                      markets (including the economic, political and social
                                      factors affecting each country and the prospects for
                                      improvements in these factors in the short, medium and long term). The Fund does not give important consideration to
                                      current income from dividends and interest in selecting
                                      portfolio securities.

                                      The Fund may invest to a lesser degree in debt securities
                                      and other instruments if the Adviser or the Sub-Adviser
                                      believes they would help achieve the Fund's objective; up to
                                      10% of its net assets may be invested in debt securities
                                      rated below investment grade ("junk bonds"). The Fund may
                                      also invest up to 20% of its net assets in any combination of equity, investment grade debt and convertible securities of issuers located outside the Asian countries noted above, including the United States, and may use derivative
                                      instruments such as futures contracts, options and other
                                      investment techniques for the purpose of cash flow
                                      management and/or risk reduction.

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND



    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.

                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. In addition, the performance of foreign
                                      securities depends on different political and economic
                                      environments and other overall economic conditions in the
                                      countries where the Fund invests. Emerging country markets involve greater risk and volatility then more developed
                                      markets. Since the Fund invests significantly in securities of issuers in one or more Asian countries, such as Hong Kong and Taiwan, and issuers in any one country may from time to time represent more than 20% of the Fund's portfolio, it
                                      also will be affected by a variety of economic and political factors specific to those countries. The values of the
                                      Fund's investments in convertible and debt securities, if
                                      any, are also affected by interest rates; if rates rise, the values of these investments may fall. Investments by the
                                      Fund in junk bonds, if any, are considered speculative and the value of investments in derivative instruments, if any, may rise or fall more rapidly than other investments.

    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                      available in the Statement of Additional Information.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want potential capital appreciation and are willing to
                                        accept the higher risks associated with investing in
                                          emerging country stocks
                                        - are investing for long-term goals
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - regular income
                                        - a short term investment
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND


                                               PERFORMANCE BAR CHART
                                               YEAR-BY-YEAR TOTAL RETURNS AS OF
                                               12/31
                                               FOR CLASS A SHARES
                                               [BAR CHART IN %]

1996                                                                             16.00
97                                                                              -24.64
98                                                                              -11.10
99                                                                               97.03
00                                                                              -34.02
01                                                                                3.85
02                                                                              -15.72
03                                                                               43.40
04                                                                               15.89

                                               The bar chart does not reflect
                                               the impact of any applicable
                                               sales charges or taxes, and if
                                               these amounts were reflected
                                               returns would be lower than those
                                               shown. The pre-tax returns for
                                               Class B and Class C shares differ
                                               from the Class A returns shown in
                                               the bar chart because of
                                               differences in each Class'
                                               expenses. FOR THE PERIOD JANUARY
                                               1, 2005 THROUGH SEPTEMBER 30,
                                               2005, THE AGGREGATE
                                               (NON-ANNUALIZED) PRE-TAX TOTAL
                                               RETURN OF CLASS A SHARES WAS
                                               13.80%.

      Best quarter:          Q4  1999   44.64%
      Worst quarter:         Q2  1998  -27.20%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2004)
The chart and table on this page show how the New Asia Growth Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly pre-tax performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Morgan Stanley Capital International
(MSCI) All Country (AC) Far East Index (excluding Japan), a widely recognized index of stock markets in that region.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                         PERFORMANCE       PAST       PAST 5         SINCE
                                          INCEPTION        YEAR       YEARS        INCEPTION
 CLASS A (with 5.25% sales charge)         2/15/95
  -- Before Taxes                                           9.77%     -1.89%          4.49%
  -- After Taxes on Distributions                           9.43%     -1.98%          3.85%
  -- After Taxes on Distributions and
     Sale of Fund Shares                                    6.38%     -1.64%          3.46%
 CLASS B (with applicable CDSC)*           2/15/95         10.99%     -1.65%          4.57%
 CLASS C (with applicable CDSC)*           2/15/95         14.13%     -1.43%          4.58%
 MSCI AC FAR EAST INDEX**
 (excluding Japan)                         2/28/95         17.60%     -0.86%          0.13%

* Class B and Class C shares of the Fund commenced operations on March 2, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through March 2, 1998 is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES         A       B        C
 (EXPENSES PAID BY YOU DIRECTLY)     SHARES   SHARES   SHARES

 Maximum sales charge (load) on
 purchases (as a % of offering
 price)                               5.25%(1,4)  None  None
 Maximum deferred sales charge
 (load) (as a % of offering price
 or sale price, whichever is less)     None(2) 5.00%(3) 1.00%(5)
 Redemption/Exchange Fee (as a
 percentage of amount redeemed or
 exchanged)*                          2.00%   2.00%    2.00%
 ANNUAL FUND OPERATING EXPENSES           A       B        C
 (FEES PAID FROM FUND ASSETS)        SHARES   SHARES   SHARES

 Management fee**                     0.90%   0.90%    0.90%
 Distribution (12b-1) fee             0.40%** 1.00%    1.00%
 Other expenses**                     0.83%   0.83%    0.84%
 Total Fund operating expenses**      2.13%   2.73%    2.74%
 Contractual Fee Waivers**           (0.15%)     --       --
 Net operating expenses**             1.98%   2.73%    2.74%

* A redemption/exchange fee of 2.00% may be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. Although the Fund has a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee or to certain types of redemptions that do not indicate market timing strategies. Further, the fee does not apply to shares purchased through reinvested dividends or capital gains. For a more detailed description of the Fund's policy on redemption fees, see "Redemption Fees" later in this prospectus.
** The Management fee includes fees of 0.40% payable to the Adviser and 0.50% payable to the Sub-Adviser. The Distributor is contractually limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2006, and the Administrator is voluntarily limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 1.92%, 2.67% AND 2.68% FOR CLASS A, B AND C SHARES, RESPECTIVELY. Voluntary expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

--------------------
CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------

(1) Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more made prior to December 31, 2005, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

(3) A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
 6

(4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

(5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

                                                                             6.1

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND


EXPENSE EXAMPLE

                                     1       3        5        10
                                    YEAR   YEARS    YEARS    YEARS
 CLASS A SHARES                     $715   $1,143   $1,596   $2,847
 CLASS B SHARES
   Assuming redemption              $776   $1,147   $1,645   $2,917
   Assuming no redemption           $276   $  847   $1,445   $2,917
 CLASS C SHARES
   Assuming redemption              $377   $  850   $1,450   $3,070
   Assuming no redemption           $277   $  850   $1,450   $3,070

                                     After approximately eight years, Class B shares will automatically convert to Class A shares.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]
            RISK/RETURN SUMMARY AND FUND EXPENSES     INTERNATIONAL STOCK  FUND

                         RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE           - Long term capital appreciation

    PRINCIPAL                      The International Stock Fund invests at least 65% of its
    INVESTMENT STRATEGIES          total assets in common stocks, common stock equivalents
                                   (such as preferred or debt securities convertible into
                                   common stock), and preferred stocks of foreign companies,
                                   and at least 80% of its net assets plus borrowings for
                                   investment purposes in such securities of domestic and
                                   foreign companies. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this
                                   non-fundamental investment policy.) The Fund may invest in these securities directly, or indirectly through other
                                   investment companies or trusts that invest the majority of their assets in foreign companies. The Fund does not limit its investments to any particular type or size of company or to any region of the world, including emerging markets
                                   countries.
                                   The Fund's Sub-Adviser, Hansberger Global Investors, Inc.,
                                   incorporates a risk-control framework to control economic
                                   sector and regional weightings. It uses a combination of
                                   value and growth international equity disciplines involving fundamental qualitative and quantitative analysis of issuers
                                   (a "bottom-up" approach). This investment approach attempts to be style neutral and does not attempt to add value
                                   through altering allocations between value and growth
                                   styles, with rebalancing occurring semi-annually or when
                                   cash flows permit.
                                   The Fund may invest to a lesser degree in investment grade debt securities and other instruments if the Adviser or the
                                   Sub-Adviser believes they would help achieve the Fund's
                                   objective. The Fund may also invest up to 35% of its total assets in any combination of equity, investment grade debt and convertible securities of issuers located in the United
                                   States, and may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

    PRINCIPAL                      Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS               with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                   Fund, or the Fund could underperform other investments.
                                   The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger, more established companies. In addition, the performance of foreign
                                   securities depends on different political and economic
                                   environments and other overall economic conditions in the
                                   countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed
                                   markets. Since issuers in any one country may from time to time represent more than 20% of the Fund's portfolio, it
                                   will also be affected by a variety of economic and political factors specific to those countries. The values of the
                                   Fund's investments in convertible and debt securities, if
                                   any, are also affected by interest rates; if rates rise, the values of these investments may fall. The value of
                                   investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than other investments. The
                                   Fund has historically experienced relatively high portfolio turnover (over 200%/year), which causes the Fund to incur
                                   additional transaction costs. Higher transaction costs will reduce total return.

   RISK/RETURN SUMMARY AND FUND EXPENSES         INTERNATIONAL STOCK FUND



    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                      available in the Statement of Additional Information.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want potential capital appreciation and are willing to
                                      accept the higher risks associated with investing in foreign stocks
                                        - are investing for long-term goals
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment
                                        - regular income
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES         INTERNATIONAL STOCK FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
[BAR CHART IN %]

1999                                                                             69.90
00                                                                              -25.12
01                                                                              -29.53
02                                                                              -19.64
03                                                                               31.97
04                                                                               12.18

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2005 THROUGH SEPTEMBER 30, 2005, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 9.82%.

      Best quarter:          Q4  1999   44.31%
      Worst quarter:         Q3  2002  -19.63%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2004)
The chart and table on this page show how the International Stock Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to (i) its current benchmark index, the Morgan Stanley Capital International (MSCI) All Country World (ACWI) ex-US Index, which is an unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets, excluding the United States, and (ii) its former benchmark index, the MSCI Europe, Australasia and Far East (EAFE) Index, which is unmanaged and is generally representative of the performance of major stock markets in those regions.
Both the chart and the table assume reinvestment of dividends and distributions. Each reflects performance information during a time when the Fund was managed using different investment strategies and a different benchmark index, which may affect performance. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                         PERFORMANCE       PAST       PAST 5          SINCE
                                         INCEPTION*       YEAR*       YEARS*       INCEPTION*
 CLASS A (with 5.25% sales charge)         12/2/98
  -- Before Taxes                                           6.26%      -9.87%          0.97%
  -- After Taxes on Distributions                           6.26%     -11.08%         -0.35%
  -- After Taxes on Distributions and
     Sale of Fund Shares                                    4.07%      -8.63%          0.19%
 CLASS B (with applicable CDSC)**          12/2/98          7.29%      -9.58%          1.21%
 CLASS C (with applicable CDSC)**          12/2/98         10.29%      -9.44%          1.21%
 MSCI ACWI EX-US INDEX***                 11/30/98         21.36%       0.02%          5.13%
 [MSCI EAFE INDEX***]                     11/30/98         20.70%      -0.80%          4.02%

* Class A, Class B and Class C shares were not in existence prior to December 8, 1998, December 20, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance information for Class A, Class B and Class C shares calculated for any period up to and through its inception date is based upon the performance of Class Y shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, before and after-tax total return figures may have been adversely affected.

** Reflects no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

  RISK/RETURN SUMMARY AND FUND EXPENSES          INTERNATIONAL STOCK FUND


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES              A       B        C
 (EXPENSES PAID BY YOU DIRECTLY)          SHARES   SHARES   SHARES

 Maximum sales charge (load) on
 purchases (as a % of offering price)     5.25%(1,4)  None   None
 Maximum deferred sales charge (load)
 (as a % of offering price or sale
 price, whichever is less)                None(2)  5.00%(3) 1.00%(5)
 Redemption/Exchange Fee (as a
 percentage of amount redeemed or
 exchanged)*                               2.00%   2.00%    2.00%
 ANNUAL FUND OPERATING EXPENSES                A       B        C
 (FEES PAID FROM FUND ASSETS)             SHARES   SHARES   SHARES

 Management fee**                          1.03%   1.03%    1.03%
 Distribution (12b-1) fee                  0.40%** 1.00%    1.00%
 Other expenses**                          0.57%   0.57%    0.52%
 Total Fund operating expenses**           2.00%   2.60%    2.55%
 Contractual Fee Waivers**                (0.15%)     --       --
 Net operating expenses**                  1.85%   2.60%    2.55%

* A redemption/exchange fee of 2.00% may be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. Although the Fund has a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee or to certain types of redemptions that do not indicate market timing strategies. Further, the fee does not apply to shares purchased through reinvested dividends or capital gains. For a more detailed description of the Fund's policy on redemption fees, see "Redemption Fees" later in this prospectus.


** The Management fee includes fees of 0.45% payable to the Adviser and 0.60% payable to the Sub-Adviser for the first $75 million of the Fund's average daily net assets and 0.35% of its average daily net assets in excess of $75 million. The Adviser is limiting its portion of the Management fee to 0.35%, the Distributor is contractually limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2006 and the Administrator is voluntarily limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 1.69%, 2.44% AND 2.39% FOR CLASS A, B AND C SHARES, RESPECTIVELY. Voluntary expense limitations may be revised or canceled at any time.


The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

--------------------
CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------

(1) Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more made prior to December 1, 2005, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

(3) A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

(4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

(5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

   RISK/RETURN SUMMARY AND FUND EXPENSES         INTERNATIONAL STOCK FUND


                                             EXPENSE EXAMPLE

                                                                                 1       3        5        10
                                                                                YEAR   YEARS    YEARS    YEARS
                                                CLASS A SHARES                  $703   $1,106   $1,533   $2,719
                                                CLASS B SHARES
                                                  Assuming redemption           $763   $1,108   $1,580   $2,789
                                                  Assuming no redemption        $263   $  808   $1,380   $2,789
                                                CLASS C SHARES
                                                  Assuming redemption           $358   $  793   $1,355   $2,885
                                                  Assuming no redemption        $258   $  793   $1,355   $2,885

                                     After approximately eight years, Class B shares will automatically convert to Class A shares.
Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:
  - $10,000 investment in the
    Fund
  - 5% annual return
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs may be different.

 [icon]

   RISK/RETURN SUMMARY AND FUND EXPENSES          SMALL CAP FUND

                            RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Small Cap Fund invests at least 80% of its net assets in
    INVESTMENT STRATEGIES             a diversified portfolio of common stocks of smaller U.S.
                                      companies and in securities that are convertible into such common stocks. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-
                                      fundamental investment policy.) The Fund currently considers
                                      "smaller" companies to be those with market capitalizations within the range of capitalizations included in the Russell
                                      2000(R) Value Index at the time of purchase (approximately
                                      $52 million to $3.2 billion as of October 31, 2005). The
                                      Fund's portfolio has historically been managed using the
                                      Sub-Adviser's "small cap value" strategy. As a result of the
                                      Sub-Adviser's capacity constraints, since May 1, 2005 a
                                      portion of the portfolio has been managed using the
                                      Sub-Adviser's "systematic small cap" strategy. Both
                                      strategies focus on stocks the Sub-Adviser believes are
                                      fundamentally strong and undergoing positive change. In
                                      addition, the small cap value strategy focuses on companies that the Sub-Adviser considers to be undervalued. The
                                      portions of the Fund's portfolio managed using each strategy will be determined from time to time by the Adviser in
                                      consultation with the Sub-Adviser, subject to capacity
                                      constraints.

                                      The Fund may also invest in other types of equity and
                                      investment grade debt instruments issued by domestic and
                                      foreign companies and governments, including securities
                                      issued by larger companies. In addition, it may use
                                      derivative instruments such as futures contracts, options
                                      and other investment techniques for the purpose of cash flow management and/or risk reduction.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.

                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. The values of the Fund's convertible securities, if any, may be affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

   RISK/RETURN SUMMARY AND FUND EXPENSES                   SMALL CAP FUND


    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                      available in the Statement of Additional Information.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - are investing for long term goals
                                        - want potential capital appreciation and are willing to
                                        accept the higher risks associated with investing in small cap stocks
                                        - want professional portfolio management

                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment
                                        - regular income

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                   SMALL CAP FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
[BAR CHART IN %]

1999                                                                             -1.63
00                                                                               26.52
01                                                                               25.09
02                                                                               -8.81
03                                                                               55.62
04                                                                               23.48

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2005 THROUGH SEPTEMBER 30, 2005, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 5.64%.

      Best quarter:          Q2  2003   24.42%
      Worst quarter:         Q3  2002  -20.01%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2004)

The chart and table on this page show how the Small Cap Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Russell 2000(R) Value Index, an unmanaged index comprised of securities in the Russell 2000(R) Index with a less-than-average growth orientation.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                         PERFORMANCE       PAST       PAST 5         SINCE
                                         INCEPTION*       YEAR*       YEARS*      INCEPTION*
 CLASS A (with 5.25% sales charge)         12/3/98
  -- Before Taxes                                          17.02%      21.31%        17.39%
  -- After Taxes on Distributions                          13.25%      18.23%        14.66%
  -- After Taxes on Distributions and
     Sale of Fund Shares                                   13.02%      16.99%        13.70%
 CLASS B (with applicable CDSC)**          12/3/98         18.52%      21.57%        17.52%
 CLASS C (with applicable CDSC)**          12/3/98         21.51%      21.66%        17.52%
 RUSSELL 2000(R) VALUE INDEX***           11/30/98         22.25%      17.23%        14.38%

* Class A, Class B and Class C shares were not in existence prior to December 8, 1998, December 20, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through such inception dates is based upon the performance of Class Y shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, before and after-tax total return figures may have been adversely affected.

** Reflects no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES                   SMALL CAP FUND


                                               FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES         A       B        C
                                                (EXPENSES PAID BY YOU DIRECTLY)     SHARES   SHARES   SHARES
                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                               5.25%(1,4)  None  None
                                                Maximum deferred sales charge
                                                (load) (as a % of offering price
                                                or sale price, whichever is less)     None(2) 5.00%(3) 1.00%(5)
                                                ANNUAL FUND OPERATING EXPENSES           A       B        C
                                                (FEES PAID FROM FUND ASSETS)        SHARES   SHARES   SHARES
                                                Management fee*                      1.10%   1.10%    1.10%
                                                Distribution (12b-1) fee             0.40%*  1.00%    1.00%
                                                Other expenses*                      0.41%   0.36%    0.44%
                                                Total Fund operating expenses*       1.91%   2.46%    2.54%
                                                Contractual Fee Waivers*            (0.15%)     --       --
                                                Net operating expenses*              1.76%   2.46%    2.54%

                                     * The Management fee includes fees of 0.50% payable to the Adviser and 0.60% payable to the Sub-Adviser for the first $50 million of the Fund's average daily net assets and 0.55% of its average daily net assets in excess of $50 million, for all assets invested in the Fund before May 1, 2005 (and all earnings and reinvested dividends with respect to such assets). The sub-adviser receives 0.70% of assets invested in the Fund thereafter (this increase is offset by a reduction in the fee paid to the Adviser). The Adviser is limiting its portion of the Management fee to 0.40%, the Distributor is contractually limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2006 and the Administrator is voluntarily limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 1.60%, 2.30% AND 2.38% FOR CLASS A, B AND C SHARES, RESPECTIVELY. Voluntary expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").

   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more made prior to December 1, 2005, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

 16

   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

                                                                            16.1

   RISK/RETURN SUMMARY AND FUND EXPENSES                   SMALL CAP FUND


                                               EXPENSE EXAMPLE

                                                                                    1       3        5        10
                                                                                   YEAR   YEARS    YEARS    YEARS

                                                CLASS A SHARES                     $694   $1,080   $1,489   $2,629
                                                CLASS B SHARES
                                                  Assuming redemption              $749   $1,067   $1,511   $2,661
                                                  Assuming no redemption           $249   $  767   $1,311   $2,661
                                                CLASS C SHARES
                                                  Assuming redemption              $357   $  791   $1,350   $2,875
                                                  Assuming no redemption           $257   $  791   $1,350   $2,875

                                     After approximately eight years, Class B shares will automatically convert to Class A shares.
Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]

   RISK/RETURN SUMMARY AND FUND EXPENSES            MID-CAP FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Mid-Cap Fund invests at least 80% of its net assets plus
    INVESTMENT STRATEGIES             borrowings for investment purposes in a diversified
                                      portfolio of common stocks of U.S. companies within the
                                      market capitalization range of the S&P MidCap 400 Index
                                      (approximately $260 million to $12.3 billion as of September
                                      30, 2005) and in securities that are convertible into such common stocks. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this
                                      non-fundamental investment policy.) The Fund focuses on
                                      stocks its Sub-Adviser, Bankoh Investment Partners, LLC,
                                      believes are undervalued, fundamentally strong and
                                      undergoing positive change. The Sub-Adviser's management
                                      team endeavors to add value through individual security
                                      selection rather than through industry selection, and
                                      employs an active process combining quantitative research
                                      and fundamental analysis.
                                      The Fund may also invest in other types of equity and
                                      investment grade debt instruments issued by domestic and
                                      foreign companies and governments, including securities
                                      issued by larger companies. In addition, it may use
                                      derivative instruments such as futures contracts, options
                                      and other investment techniques for the purpose of cash flow management and/or risk reduction.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of mid sized
                                      companies fluctuate more than larger more established
                                      companies. The values of the Fund's convertible securities, if any, may be affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                      available in the Statement of Additional Information.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - are investing for long term goals
                                        - want potential capital appreciation and are willing to
                                        accept the higher risks associated with investing in
                                          mid-cap stocks
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment
                                        - regular income
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                     MID-CAP FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
[BAR CHART IN %]

04                                                                               18.21

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2005 THROUGH SEPTEMBER 30, 2005, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 7.83%.

      Best quarter:          Q4  2004   11.19%
      Worst quarter:         Q3  2004   -1.13%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2004)
The chart and table on this page show how the Mid-Cap Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the S&P MidCap 400 Index, which is a widely used index for mid-sized companies.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                      PERFORMANCE       PAST         SINCE
                                      INCEPTION*       YEAR*      INCEPTION*
 CLASS A (with 5.25% sales charge)     12/30/03
  -- Before Taxes                                      12.04%        11.79%
  -- After Taxes on Distributions                      12.00%        11.75%
  -- After Taxes on Distributions
     and Sale of Fund Shares                            7.87%        10.01%
 CLASS C (with applicable CDSC)**      12/30/03        16.66%        17.38%
 S&P MIDCAP 400***                     12/30/03        16.48%        15.74%

* Class A and Class C shares were not in existence prior to December 30, 2003. Performance information for Class C Shares is based upon the performance of Class A Shares, which do not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, the total return figures may have been adversely affected.

** Reflects no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES                     MID-CAP FUND


                                               FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES            A       C
                                                (EXPENSES PAID BY YOU DIRECTLY)        SHARES   SHARES

                                                Maximum sales charge (load) on
                                                purchases (as a % of offering price)    5.25%(1,3)  None
                                                Maximum deferred sales charge (load)
                                                (as a % of offering price or sale
                                                price, whichever is less)                None(2) 1.00%(4)
                                                ANNUAL FUND OPERATING EXPENSES              A       C
                                                (FEES PAID FROM FUND ASSETS)           SHARES   SHARES

                                                Management fee*                         0.80%   0.80%
                                                Distribution (12b-1) fee                0.40%*  1.00%
                                                Other expenses*                         0.40%   0.41%
                                                Total Fund operating expenses*          1.60%   2.21%
                                                Contractual Fee Waivers*               (0.15%)     --
                                                Net operating expenses*                 1.45%   2.21%

                                     * The Management fee includes fees of 0.60% payable to the Adviser and 0.20% payable to the Sub-Adviser. The Adviser is limiting its portion of the Management fee, the Distributor is contractually limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2006 and the Administrator is voluntarily limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE ESTIMATED TO BE 1.05% AND 1.81% FOR CLASS A AND CLASS C SHARES, RESPECTIVELY. Voluntary expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more made prior to December 1, 2005, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (4) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
 20

   RISK/RETURN SUMMARY AND FUND EXPENSES                     MID-CAP FUND


                                               EXPENSE EXAMPLE

                                                                                  1      3        5        10
                                                                                 YEAR   YEARS   YEARS    YEARS

                                                CLASS A SHARES                   $665   $990    $1,337   $2,313
                                                CLASS C SHARES
                                                  Assuming redemption            $324   $691    $1,185   $2,544
                                                  Assuming no redemption         $224   $691    $1,185   $2,544

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]

   RISK/RETURN SUMMARY AND FUND EXPENSES       GROWTH STOCK FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             - Long term capital appreciation
                                      - Secondarily, dividend income

    PRINCIPAL INVESTMENT              The Growth Stock Fund invests at least 80% of its net assets plus borrowings
    STRATEGIES                        for investment purposes in a diversified portfolio of common stocks of U.S.
                                      and foreign companies with market capitalizations (total market price of outstanding equity securities) greater than $1 billion and securities that are convertible into such common stocks. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-
                                      fundamental investment policy.) It may invest in securities issued by large, well-established companies as well as smaller companies, subject to a minimum market capitalization of $50 million at the time of purchase. The
                                      Fund focuses on companies whose earnings are growing substantially faster than the average for the U.S. market.
                                      The Fund may also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.
                                      Stock prices of smaller and newer companies fluctuate more than larger more established companies. In addition, the performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests. The values of the
                                      Fund's convertible securities are also affected by movements in interest rates; if rates rise, the values of convertible securities may fall.
    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of
                                      Additional Information.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - are investing for long term goals
                                        - want potential capital appreciation and are willing to accept the higher risks associated with investing in stocks
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - regular income
                                        - a short term investment
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                GROWTH STOCK FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
[BAR CHART IN %]

1995                                                                             29.79
96                                                                               14.75
97                                                                               30.19
98                                                                               35.58
99                                                                               36.76
00                                                                               -3.22
01                                                                              -23.41
02                                                                              -34.17
03                                                                               26.94
04                                                                                2.28

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2005 THROUGH SEPTEMBER 30, 2005, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 0.81%.

The chart and table on this page show how the Growth Stock Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Russell 1000(R) Growth Index, which is an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

      Best quarter:          Q4  1999   30.04%
      Worst quarter:         Q1  2001  -24.17%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2004)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                         PERFORMANCE       PAST       PAST 5       PAST 10
                                         INCEPTION*        YEAR       YEARS         YEARS
 CLASS A (with 5.25% sales charge)        10/31/77
  -- Before Taxes                                         -3.07%       -9.70%        8.00%
  -- After Taxes on Distributions                         -3.07%      -11.11%        5.69%
  -- After Taxes on Distributions and
     Sale of Fund Shares                                  -1.99%       -8.31%        6.46%
 CLASS B (with applicable CDSC)**         10/31/77        -2.48%       -9.51%        8.06%
 CLASS C (with applicable CDSC)**         10/31/77         0.52%       -9.37%        8.06%
 RUSSELL 1000(R) GROWTH INDEX***          10/31/77         6.30%       -9.29%        9.59%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with each class of the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Class B and Class C shares of the Fund commenced operations on March 2, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through March 2, 1998 is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES                GROWTH STOCK FUND


                                               FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES         A       B        C
                                                (EXPENSES PAID BY YOU DIRECTLY)     SHARES   SHARES   SHARES

                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                               5.25%(1,4)  None  None
                                                Maximum deferred sales charge
                                                (load) (as a % of offering price
                                                or sale price, whichever is less)     None(2) 5.00%(3) 1.00%(5)

                                                ANNUAL FUND OPERATING EXPENSES           A       B        C
                                                (FEES PAID FROM FUND ASSETS)        SHARES   SHARES   SHARES

                                                Management fee                       0.80%   0.80%    0.80%
                                                Distribution (12b-1) fee             0.40%*  1.00%    1.00%
                                                Other expenses*                      0.36%   0.36%    0.38%
                                                Total Fund operating expenses*       1.56%   2.16%    2.18%
                                                Contractual Fee Waivers*            (0.15%)     --       --
                                                Net operating expenses*              1.41%   2.16%    2.18%

                                     * The Distributor is contractually limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2006 and the Administrator is voluntarily limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER ARE 1.35%, 2.10% AND 2.12% FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY. Voluntary expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").

   (1) Lower sales charges are available depending upon the amount invested.
 24

   (2) For investments of $1 million or more made prior to December 1, 2005, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

                                                                            24.1

   RISK/RETURN SUMMARY AND FUND EXPENSES                GROWTH STOCK FUND


   EXPENSE EXAMPLE

                                     1      3       5        10
                                    YEAR   YEARS  YEARS    YEARS
 CLASS A SHARES                     $661   $978   $1,317   $2,272
 CLASS B SHARES
   Assuming redemption              $719   $976   $1,359   $2,341
   Assuming no redemption           $219   $676   $1,159   $2,341
 CLASS C SHARES
   Assuming redemption              $321   $682   $1,169   $2,513
   Assuming no redemption           $221   $682   $1,169   $2,513

After approximately eight years, Class B shares will automatically convert to Class A shares.
Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]

   RISK/RETURN SUMMARY AND FUND EXPENSES  GROWTH AND INCOME FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             - Long term capital appreciation
                                      - Secondarily, current income
    PRINCIPAL                         The Growth and Income Fund invests at least 65% of its total
    INVESTMENT STRATEGIES             assets in a diversified portfolio of high quality, dividend paying common stocks of U.S. companies with market
                                      capitalizations (total market price of outstanding equity
                                      securities) greater than $1 billion, and securities that are convertible into such common stocks. The Fund seeks to
                                      produce a gross yield that approximates the average gross
                                      yield for companies in the S&P 500(R) Stock Index. The Fund focuses on companies whose earnings are growing at above
                                      average rates in relation to other companies in their
                                      industries. However, to a lesser extent it may invest in
                                      lower yielding but higher growth-oriented investments to
                                      achieve more growth potential.
                                      The Fund does not otherwise limit its investments to any
                                      particular type or size of company. It may also invest in
                                      other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments,
                                      and may use derivative instruments such as futures
                                      contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.
    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Investments by the Fund in the stocks of smaller and newer companies, if any, may
                                      fluctuate more than investments in larger more established companies. The values of its convertible securities, if any, are also affected by movements in interest rates; if rates rise, the values of convertible securities may fall.
    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                      available in the Statement of Additional Information.
    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want current income consistent with the dividend yield
                                      of the S&P 500(R) Stock Index
                                        - want potential capital appreciation and are willing to
                                        accept higher risks associated with investing in stocks
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES           GROWTH AND INCOME FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES*
[BAR CHART IN %]

1995                                                                             26.30
96                                                                               18.39
97                                                                               33.58
98                                                                               28.53
99                                                                               23.22
00                                                                               -4.20
01                                                                              -19.38
02                                                                              -28.70
03                                                                               25.28
04                                                                                9.45

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2005 THROUGH SEPTEMBER 30, 2005, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 3.22%.

The chart and table on this page show how the Growth and Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the S&P 500(R) Stock Index, a widely recognized index of U.S. common stocks.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

      Best quarter:          Q4  1998   24.15%
      Worst quarter:         Q1  2001  -18.77%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2004)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                      PERFORMANCE       PAST       PAST 5        PAST 10
                                      INCEPTION*       YEAR*       YEARS*        YEARS*
 CLASS A (with 5.25% sales charge)     10/31/77
  -- Before Taxes                                       3.72%      -6.48%          8.52%
  -- After Taxes on Distributions                       3.66%      -7.16%          6.98%
  -- After Taxes on Distributions
     and Sale of Fund Shares                            2.50%      -5.56%          6.96%
 CLASS B (with applicable CDSC)**      10/31/77         4.64%      -6.33%          8.53%
 CLASS C (with applicable CDSC)**      10/31/77         7.61%      -6.17%          8.53%
 S&P 500(R) STOCK INDEX***             10/31/77        10.87%      -2.30%         12.07%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with each class of the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Class B and Class C shares of the Fund commenced operations on March 2, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through March 2, 1998 is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES           GROWTH AND INCOME FUND


                                               FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES         A       B        C
                                                (EXPENSES PAID BY YOU DIRECTLY)     SHARES   SHARES   SHARES

                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                               5.25%(1,4)  None  None
                                                Maximum deferred sales charge
                                                (load) (as a % of offering price)     None(2) 5.00%(3) 1.00%(5)

                                                ANNUAL FUND OPERATING EXPENSES           A       B        C
                                                (FEES PAID FROM FUND ASSETS)        SHARES   SHARES   SHARES

                                                Management fee                       0.80%   0.80%    0.80%
                                                Distribution (12b-1) fee             0.40%*  1.00%    1.00%
                                                Other expenses*                      0.39%   0.39%    0.40%
                                                Total Fund operating expenses*       1.59%   2.19%    2.20%
                                                Contractual Fee Waivers*            (0.15%)     --       --
                                                Net operating expenses*              1.44%   2.19%    2.20%

                                     * The Distributor is contractually limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2006 and the Administrator is voluntarily limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER ARE 1.38%, 2.13% AND 2.14% FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY. Voluntary expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more made prior to December 1, 2005, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.
 28

   (3) A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

                                                                            28.1

   RISK/RETURN SUMMARY AND FUND EXPENSES           GROWTH AND INCOME FUND


   EXPENSE EXAMPLE

                                     1      3       5        10
                                    YEAR   YEARS  YEARS    YEARS
 CLASS A SHARES                     $664   $987   $1,332   $2,303
 CLASS B SHARES
   Assuming redemption              $722   $985   $1,375   $2,372
   Assuming no redemption           $222   $685   $1,175   $2,372
 CLASS C SHARES
   Assuming redemption              $323   $688   $1,180   $2,534
   Assuming no redemption           $223   $688   $1,180   $2,534

After approximately eight years, Class B shares will automatically convert to Class A shares.
Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]

   RISK/RETURN SUMMARY AND FUND EXPENSES              VALUE FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             - Long term capital appreciation
                                      - Secondarily, current income

    PRINCIPAL                         The Value Fund invests at least 65% of its total assets in a
    INVESTMENT STRATEGIES             diversified portfolio of U.S. traded common stocks with
                                      market capitalizations (total market price of outstanding
                                      equity securities) greater than $1 billion and securities
                                      that are convertible into such common stocks (such as
                                      warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and
                                      rights). It does not otherwise limit its investments to any particular size or type of company, but focuses on middle to large capitalization companies whose cash flow to price
                                      ratio exceeds that of their industry average and whose stock price the Adviser believes is undervalued.
                                      The Fund may also invest in non-convertible preferred stocks and other types of equity and investment grade debt
                                      instruments issued by domestic and foreign companies and
                                      governments, and may use derivative instruments such as
                                      futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk
                                      reduction.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Investments by the Fund in the stocks of smaller and newer companies, if any, may
                                      fluctuate more than investments in larger more established companies. The values of its convertible securities, if any, may be affected by movements in interest rates; if rates
                                      rise, the values of convertible securities may fall.

    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                      available in the Statement of Additional Information.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want potential capital appreciation and are willing to
                                        accept the higher risks associated with investing in
                                          stocks
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                       VALUE FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
[BAR CHART IN %]

1999                                                                              8.75
00                                                                                3.32
01                                                                               -5.89
02                                                                              -24.34
03                                                                               27.23
04                                                                               12.70

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2005 THROUGH SEPTEMBER 30, 2005, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 6.86%.

      Best quarter:          Q2  2003   17.56%
      Worst quarter:         Q3  2002  -20.44%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2004)

The chart and table on this page show how the Value Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Russell 1000(R) Value Index, which is an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                      PERFORMANCE       PAST       PAST 5         SINCE
                                      INCEPTION*       YEAR*       YEARS*      INCEPTION*
 CLASS A (with 5.25% sales charge)      12/3/98
  -- Before Taxes                                       6.82%       0.00%          1.83%
  -- After Taxes on Distributions                       6.68%      -1.06%          0.60%
  -- After Taxes on Distributions
     and Sale of Fund Shares                            4.60%      -0.58%          0.87%
 CLASS B (with applicable CDSC)**       12/3/98         7.82%       0.15%          1.97%
 CLASS C (with applicable CDSC)**       12/3/98        10.85%       0.33%          1.98%
 RUSSELL 1000(R) VALUE INDEX***        11/30/98        16.49%       5.27%          6.34%

* Class A, Class B and Class C shares were not in existence prior to December 8, 1998, December 13, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through such inception dates is based upon the performance of Class Y shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, before and after-tax total return figures may have been adversely affected.

** Reflects no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES                       VALUE FUND


                                               FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES          A         B          C
                                                (EXPENSES PAID BY YOU DIRECTLY)      SHARES    SHARES     SHARES

                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                                5.25%(1,4)   None     None
                                                Maximum deferred sales charge
                                                (load) (as a % of offering price
                                                or sale price, whichever is less)      None(2)  5.00%(3)   1.00%(5)

                                                ANNUAL FUND OPERATING EXPENSES            A         B          C
                                                (FEES PAID FROM FUND ASSETS)         SHARES    SHARES     SHARES

                                                Management fee                        0.80%     0.80%      0.80%
                                                Distribution (12b-1) fee              0.40%*    1.00%      1.00%
                                                Other expenses*                       0.32%     0.32%      0.34%
                                                Total Fund operating expenses*        1.52%     2.12%      2.14%
                                                Contractual Fee Waivers*             (0.15%)       --         --
                                                Net operating expenses*               1.37%     2.12%      2.14%

                                     * The Distributor is contractually limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2006 and the Administrator is voluntarily limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER ARE 1.31%, 2.06% AND 2.08% FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY. Voluntary expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").

   (1) Lower sales charges are available depending upon the amount invested.
 32

   (2) For investments of $1 million or more made prior to December 1, 2005, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

                                                                            32.1

   RISK/RETURN SUMMARY AND FUND EXPENSES                       VALUE FUND


   EXPENSE EXAMPLE

                                     1      3        5        10
                                    YEAR   YEARS   YEARS    YEARS
 CLASS A SHARES                     $657   $966    $1,297   $2,230
 CLASS B SHARES
   Assuming redemption              $715   $964    $1,339   $2,299
   Assuming no redemption           $215   $664    $1,139   $2,299
 CLASS C SHARES
   Assuming redemption              $317   $670    $1,149   $2,472
   Assuming no redemption           $217   $670    $1,149   $2,472

After approximately eight years, Class B shares will automatically convert to Class A shares.
Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]
                                                        DIVERSIFIED FIXED
      RISK/RETURN SUMMARY AND FUND EXPENSES                   INCOME FUND

                              RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - High current income
    PRINCIPAL                         The Diversified Fixed Income Fund invests at least 80% of
    INVESTMENT STRATEGIES             its net assets plus borrowings for investment purposes in
                                      fixed income securities (the Fund will provide its
                                      shareholders with at least 60 days' prior notice of any
                                      change in this non-fundamental investment policy). Most of its investments are debt securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and in investment grade corporate debt securities rated A or
                                      better by Standard & Poor's. However, it may invest up to
                                      20% of its total assets in investment grade debt securities rated BBB (or its equivalent) or higher issued by U.S.
                                      companies and state and local government issuers. It may
                                      invest up to 25% of its total assets in investment grade
                                      dollar-denominated debt securities of foreign companies and government issuers, and may use derivative instruments such as futures contracts, options, and other investment
                                      techniques for the purpose of cash flow management and/or
                                      risk reduction.
                                      The Fund focuses on maximizing income consistent with
                                      prudent investment risk. No maturity limitations apply to
                                      the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. The Adviser monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and
                                      economic changes.
    PRINCIPAL                         Because the value of and income generated by the Fund's
    INVESTMENT RISKS                  investments will fluctuate with market conditions, so will the value of and income generated by your investment in the
                                      Fund. In addition, the securities of many U.S. Government
                                      agencies or instrumentalities that the Fund may invest in, such as the Federal Home Loan Bank, Federal Home Loan
                                      Mortgage Corp. and Federal National Mortgage Association,
                                      are neither issued nor guaranteed by the U.S. Government,
                                      and are generally supported only by the credit of the
                                      issuer. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may also decline in
                                      response to events affecting the issuer or its credit
                                      rating. The performance of foreign securities depends on
                                      different political and economic environments and other
                                      overall economic conditions in countries where the Fund
                                      invests.
    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                      available in the Statement of Additional Information.
    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want current income
                                        - want a high level of liquidity
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - stability of principal
                                        - income exempt from federal and state taxes
                                        - capital appreciation
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                        DIVERSIFIED FIXED
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES*
[BAR CHART IN %]

1995                                                                             23.24
96                                                                               -0.75
97                                                                                8.43
98                                                                                9.63
99                                                                               -4.46
00                                                                               11.86
01                                                                                7.28
02                                                                               11.61
03                                                                                3.22
04                                                                                2.70

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2005 THROUGH SEPTEMBER 30, 2005, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 1.49%.

The chart and table on this page show how the Diversified Fixed Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Merrill Lynch Corporate & Government Master Index, a widely recognized index of U.S. corporate and U.S. Government bonds.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

      Best quarter:          Q2  1995    7.79%
      Worst quarter:         Q1  1996   -4.21%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2004)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                    PERFORMANCE    PAST    PAST 5   PAST 10
                                    INCEPTION*    YEAR*    YEARS*   YEARS*
 CLASS A (with 4.00% sales charge)   10/31/77
  -- Before Taxes                                 -1.42%   6.39%     6.59%
  -- After Taxes on Distributions                 -2.71%   4.45%     4.41%
  -- After Taxes on Distributions
     and Sale of Fund Shares                      -0.88%   4.31%     4.31%
 CLASS B (with applicable CDSC)**    10/31/77     -2.01%   6.32%     6.51%
 CLASS C (with applicable CDSC)**    10/31/77      0.95%   6.48%     6.51%
 MERRILL LYNCH CORPORATE &
 GOVERNMENT MASTER INDEX***          10/31/77      4.15%   7.95%     7.78%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Class B and Class C shares of the Fund commenced operations on March 2, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through March 2, 1998 is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

                                                        DIVERSIFIED FIXED
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES         A             B              C
 (EXPENSES PAID BY YOU DIRECTLY)     SHARES         SHARES         SHARES

 Maximum sales charge (load) on
 purchases (as a % of offering
 price or sale price, whichever is
 less)                                4.00%(1,4)     None           None
 Maximum deferred sales charge
 (load) (as a % of offering price)   None(2)        5.00%(3)       1.00%(5)

 ANNUAL FUND OPERATING EXPENSES           A             B              C
 (FEES PAID FROM FUND ASSETS)        SHARES         SHARES         SHARES

 Management fee*                      0.60%         0.60%          0.60%
 Distribution (12b-1) fee             0.40%*        1.00%          1.00%
 Other expenses*                      0.32%         0.32%          0.33%
 Total Fund operating expenses*       1.32%         1.92%          1.93%
 Contractual Fee Waivers*            (0.15%)           --             --
 Net operating expenses*              1.17%         1.92%          1.93%

* The Adviser is limiting the Management fee to 0.45%, the Distributor is contractually limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2006 and the Administrator is voluntarily limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 0.96%, 1.71% AND 1.72% FOR CLASS A, B AND C SHARES, RESPECTIVELY. Voluntary expense limitations may be revised or canceled at any time.
The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").

   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more made prior to December 1, 2005, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
 36

   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

                                                                            36.1

                                                        DIVERSIFIED FIXED
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


                                               EXPENSE EXAMPLE

                                                                                    1      3       5        10
                                                                                   YEAR   YEARS  YEARS    YEARS
                                                CLASS A SHARES                     $514   $787   $1,081   $1,914
                                                CLASS B SHARES
                                                  Assuming redemption              $695   $903   $1,237   $2,088
                                                  Assuming no redemption           $195   $603   $1,037   $2,088
                                                CLASS C SHARES
                                                  Assuming redemption              $296   $606   $1,042   $2,254
                                                  Assuming no redemption           $196   $606   $1,042   $2,254

                                     After approximately eight years, Class B shares will automatically convert to Class A shares.
Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]
            RISK/RETURN SUMMARY AND FUND EXPENSES     TAX-FREE SECURITIES FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - High current income that is exempt from federal and Hawaii income tax

    PRINCIPAL                         The Tax-Free Securities Fund normally invests at least 80%
    INVESTMENT STRATEGIES             of its net assets plus borrowings for investment purposes in investment grade municipal obligations -- debt securities
                                      that pay interest which, in the opinion of counsel to the
                                      issuer, is exempt from both federal income tax and the
                                      federal alternative minimum tax. (This fundamental policy
                                      cannot be changed without shareholder approval.) In
                                      addition, to provide double tax exempt income, the Fund
                                      normally invests 50-60% of its net assets in Hawaii
                                      municipal obligations -- debt securities issued by or on
                                      behalf of the State of Hawaii and its political
                                      subdivisions, agencies and instrumentalities that pay
                                      interest which is exempt from Hawaii personal income tax as well as federal income tax.
                                      No more than 20% of the Fund's net assets will be invested in debt securities that pay interest subject to federal
                                      income tax or the federal alternative minimum tax (for those investors subject to this tax). The Fund may also invest in other kinds of debt instruments issued by foreign and
                                      domestic companies and governments, and may use derivative instruments such as futures contracts, options and other
                                      investment techniques for the purpose of cash flow
                                      management and/or risk reduction.
                                      The Fund focuses on maximizing tax exempt income consistent with prudent investment risk. It varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions. It is non-diversified, which means that its assets may be invested in fewer issuers than diversified funds. No maturity limitations apply to the
                                      Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. The Adviser monitors the
                                      Fund's portfolio performance and reallocates the Fund's
                                      assets in response to actual and expected market and
                                      economic changes.

    PRINCIPAL                         Because the value of and income generated by the Fund's
    INVESTMENT RISKS                  investments will fluctuate with market conditions, so will the value of and income generated by your investment in the
                                      Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may also decline in
                                      response to events affecting the issuer or its credit
                                      rating. A portion of the Fund's net assets (normally not
                                      more than 20%) may be invested in securities that pay
                                      interest which is subject to the federal alternative minimum tax.
                                      The Fund is non-diversified, which means that its portfolio may be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund's investments than would otherwise be the case. Since the Fund invests
                                      significantly in securities of issuers in Hawaii, it also
                                      will be affected by a variety of Hawaiian economic and
                                      political factors.

  RISK/RETURN SUMMARY AND FUND EXPENSES          TAX-FREE SECURITIES FUND


    PORTFOLIO HOLDINGS            A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                  available in the Statement of Additional Information.

    WHO MAY                       Consider investing in the Fund if you:
    WANT TO INVEST?                 - want current income that is exempt from federal and
                                      Hawaii income taxes
                                    - want a high level of liquidity
                                    - want professional portfolio management
                                  This Fund is not appropriate for anyone seeking:
                                    - guaranteed safety of principal
                                    - income that is not subject to federal alternative
                                      minimum tax
                                    - capital appreciation

                                  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                  Corporation or any other government agency.

  RISK/RETURN SUMMARY AND FUND EXPENSES          TAX-FREE SECURITIES FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES*
[BAR CHART IN %]

1995                                                                             17.46
96                                                                                3.04
97                                                                                8.10
98                                                                                6.15
99                                                                               -3.33
00                                                                               10.88
01                                                                                4.03
02                                                                                9.24
03                                                                                4.65
04                                                                                3.03

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2005 THROUGH SEPTEMBER 30, 2005, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 0.90%.

The chart and table on this page show how the Tax-Free Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Lehman Brothers Municipal Bond Index, a widely recognized index of municipal bonds with a broad range of maturities, and the Lehman Brothers Hawaii Municipal Bond Index, a widely recognized index of predominately Hawaiian municipal bonds with a broad range of maturities.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

      Best quarter:          Q1  1995    7.42%
      Worst quarter:         Q2  2004   -2.21%

PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2004)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                         PERFORMANCE       PAST       PAST 5       PAST 10
                                         INCEPTION*       YEAR*       YEARS*       YEARS*
 CLASS A (with 4.00% sales charge)        10/31/77
  -- Before Taxes                                         -1.13%       5.45%        5.76%
  -- After Taxes on Distributions                         -1.36%       5.32%        5.56%
  -- After Taxes on Distributions and
     Sale of Fund Shares                                   0.87%       5.27%        5.51%
 CLASS B (with applicable CDSC)**         10/31/77        -1.65%       5.37%        5.70%
 CLASS C (with applicable CDSC)**         10/31/77         1.29%       5.53%        5.70%
 LEHMAN BROTHERS
 MUNICIPAL BOND INDEX***                  10/31/77         4.48%       7.20%        7.06%
 LEHMAN BROTHERS
 HAWAII MUNICIPAL BOND INDEX***           10/31/77         3.83%       6.91%        6.67%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Class B and Class C shares of the Fund commenced operations on March 2, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through March 2, 1998 is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES         TAX-FREE SECURITIES FUND


                                               FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES         A       B        C
                                                (EXPENSES PAID BY YOU DIRECTLY)     SHARES   SHARES   SHARES

                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                               4.00%(1,4)  None  None
                                                Maximum deferred sales charge
                                                (load) (as a % of offering price
                                                or sale price, whichever is less)     None(2) 5.00%(3) 1.00%(5)

                                                ANNUAL FUND OPERATING EXPENSES           A       B        C
                                                (FEES PAID FROM FUND ASSETS)        SHARES   SHARES   SHARES

                                                Management fee*                      0.60%   0.60%    0.60%
                                                Distribution (12b-1) fee             0.40%*  1.00%    1.00%
                                                Other expenses*                      0.32%   0.32%    0.30%
                                                Total Fund operating expenses*       1.32%   1.92%    1.90%
                                                Contractual Fee Waivers*            (0.15%)     --       --
                                                Net operating expenses*              1.17%   1.92%    1.90%

                                     * The Adviser is limiting the Management fee to 0.45%, the Distributor is contractually limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2006 and the Administrator is voluntarily limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 0.96%, 1.71% AND 1.69% FOR CLASS A, B
                                     AND C SHARES, RESPECTIVELY. Voluntary
                                     expense limitations may be revised or
                                     canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").

   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more made prior to December 1, 2005, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
                                                                              41

   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

 41.1

   RISK/RETURN SUMMARY AND FUND EXPENSES         TAX-FREE SECURITIES FUND


   Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

     - $10,000 investment in the Fund
     - 5% annual return
     - no changes in the Fund's operating expenses

   Because this example is hypothetical and for comparison only, your actual costs may be different.
EXPENSE EXAMPLE

                                                                                  1      3       5        10
                                                                                 YEAR   YEARS  YEARS    YEARS
                                                CLASS A SHARES                   $514   $787   $1,081   $1,914
                                                CLASS B SHARES
                                                  Assuming redemption            $695   $903   $1,237   $2,088
                                                  Assuming no redemption         $195   $603   $1,037   $2,088
                                                CLASS C SHARES
                                                  Assuming redemption            $293   $597   $1,026   $2,222
                                                  Assuming no redemption         $193   $597   $1,026   $2,222

                                     After approximately eight years, Class B shares will automatically convert to Class A shares.

 [icon]
                                                  SHORT INTERMEDIATE U.S.
            RISK/RETURN SUMMARY AND FUND EXPENSES   GOVERNMENT SECURITIES

   FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             - High current income consistent with prudent capital risk
                                      - Secondarily, capital appreciation
    PRINCIPAL                         The Short Intermediate U.S. Government Securities Fund
    INVESTMENT STRATEGIES             invests 100% of its total investable assets in bonds, notes and bills issued by the U.S. Government and its agencies,
                                      and in repurchase agreements for which those securities are held as collateral. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this
                                      non-fundamental investment policy.) Under normal market
                                      conditions, the average remaining maturity of the Fund's
                                      investment portfolio (measured on a dollar-weighted average)
                                      will be from two to five years. The Fund may from time to
                                      time invest a substantial portion or all of its assets in
                                      certain categories of U.S. Government Securities that pay
                                      interest which is exempt from Hawaii income tax. None of the
                                      Fund's portfolio securities will have effective maturities more than five years at the time of purchase. The Fund
                                      focuses on maximizing income consistent with prudent
                                      investment risk within this maturity range. The Fund seeks to increase its total return by shortening the average
                                      maturity of its portfolio securities when it expects
                                      interest rates to increase, and lengthening the average
                                      maturity to take advantage of expected interest rate
                                      declines. The Fund's share value will likely be less
                                      volatile than the Diversified Fixed Income Fund, because the
                                      Fund generally will have a shorter average portfolio
                                      maturity.
    PRINCIPAL                         Because the value of and income generated by the Fund's
    INVESTMENT RISKS                  investments will fluctuate with market conditions, so will the value of and income generated by your investment in the
                                      Fund. In addition, the securities of many U.S. Government
                                      agencies or instrumentalities that the Fund may invest in, such as the Federal Farm Credit Bank, Federal Home Loan Bank and Student Loan Marketing Association, are neither issued nor guaranteed by the U.S. Government, and are generally
                                      supported only by the credit of the issuer. You could lose money on your investment in the Fund, or the Fund could
                                      underperform other investments.
                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value.

    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                      available in the Statement of Additional Information.
    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want current income
                                        - want less fluctuation in the value of your investment
                                          than a long-term bond fund
                                        - want a high level of liquidity
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - guaranteed safety of principal
                                        - income exempt from federal taxes
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                  SHORT INTERMEDIATE U.S.
   RISK/RETURN SUMMARY AND FUND EXPENSES       GOVERNMENT SECURITIES FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
[BAR CHART IN %]

1995                                                                             13.90
96                                                                                1.92
97                                                                                6.66
98                                                                                8.43
99                                                                               -1.42
00                                                                                9.45
01                                                                                7.02
02                                                                                7.16
03                                                                                1.69
04                                                                                0.93

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns of Class C shares will differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2005 THROUGH SEPTEMBER 30, 2005, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 0.44%.

      Best quarter:          Q3  1998   5.51%
      Worst quarter:         Q2  2004  -2.11%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2004)
The chart and table on this page show how the Short Intermediate U.S. Government Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly pre-tax performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Merrill Lynch 1-5-Year U.S. Treasury Index, a widely recognized index of short-term Treasury bonds.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE    PAST    PAST 5   PAST 10
                                     INCEPTION     YEAR    YEARS     YEARS
 CLASS A (with 2.25% sales charge)   12/13/93
  -- Before Taxes                                 -1.35%   4.73%     5.24%
  -- After Taxes on Distributions                 -2.22%   3.23%     3.43%
  -- After Taxes on Distributions
     and Sale of Fund Shares                      -0.88%   3.14%     3.37%
 CLASS C (with applicable CDSC)*     12/13/93     -0.55%   5.09%     5.43%
 MERRILL LYNCH 1-5-YEAR
 U.S. TREASURY INDEX**               12/31/93      1.31%   5.57%     6.17%

* Class C shares of the Fund commenced operations on April 30, 2004. Performance information for Class C shares is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

** Reflects no deduction for fees, expenses or taxes.

                                                  SHORT INTERMEDIATE U.S.
   RISK/RETURN SUMMARY AND FUND EXPENSES       GOVERNMENT SECURITIES FUND


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES         A       C
 (EXPENSES PAID BY YOU DIRECTLY)     SHARES   SHARES

 Maximum sales charge (load) on
 purchases (as a % of offering
 price or sale price, whichever is
 less)                                2.25%(1,3)  None
 Maximum deferred sales charge
 (load) (as a % of offering price)     None(2) 1.00%(4)

 ANNUAL FUND OPERATING EXPENSES           A       C
 (FEES PAID FROM FUND ASSETS)        SHARES   SHARES

 Management fee*                      0.50%   0.50%
 Distribution (12b-1) fee            0.40%*   1.00%
 Other expenses*                      0.34%   0.34%
 Total Fund operating expenses*       1.24%   1.84%
 Contractual Fee Waivers*            (0.15%)     --
 Net operating expenses*              1.09%   1.84%

* The Adviser is limiting the Management fee, the Distributor is contractually limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2006 and the Administrator is voluntarily limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 0.78% AND 1.53% FOR CLASS A AND CLASS C SHARES, RESPECTIVELY. Voluntary expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").

   (1) Lower sales charges are available depending upon the amount invested.
                                                                              45

   (2) For investments of $1 million or more made prior to December 1, 2005, a Contingent Deferred Sales Charge of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (4) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

 45.1

                                                  SHORT INTERMEDIATE U.S.
   RISK/RETURN SUMMARY AND FUND EXPENSES       GOVERNMENT SECURITIES FUND


   EXPENSE EXAMPLE

                                   1      3      5       10
                                  YEAR   YEARS  YEARS  YEARS

 CLASS A SHARES                   $334   $595   $877   $1,678
 CLASS C SHARES
   Assuming redemption            $287   $579   $995   $2,159
   Assuming no redemption         $187   $579   $995   $2,159

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

The Fund does not have any outstanding Class B shareholders and Class B shares of the Fund are not being offered to the public.

 [icon]
                                              TAX-FREE SHORT INTERMEDIATE
      RISK/RETURN SUMMARY AND FUND EXPENSES               SECURITIES FUND

                           RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - High current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your
                                        investment than a long-term bond fund

    PRINCIPAL                         Under normal market conditions, the Tax-Free Short
    INVESTMENT STRATEGIES             Intermediate Securities Fund invests at least 80% of its net assets plus borrowings for investment purposes in investment grade municipal obligations -- debt securities that pay
                                      interest which is exempt from both federal income tax and
                                      the federal alternative minimum tax. (This fundamental
                                      policy cannot be changed without shareholder approval.) In addition, to provide double tax exempt income, the Fund
                                      normally invests 50-60% of its net assets in Hawaii
                                      municipal obligations -- debt securities issued by or on
                                      behalf of the State of Hawaii and its political
                                      subdivisions, agencies and instrumentalities that pay
                                      interest which is exempt from Hawaii personal income tax as well as federal income tax. No more than 20% of the Fund's net assets will be invested in debt securities that pay
                                      interest subject to federal income tax or the federal
                                      alternative minimum tax (for those investors subject to this tax).
                                      To achieve greater price stability than a long-term bond
                                      fund, under normal market conditions, the average remaining maturity of the Fund's investment portfolio (measured on a dollar-weighted basis) will be from two to five years. The
                                      Fund focuses on maximizing tax-exempt income consistent with prudent investment risk within this maturity range. The
                                      Fund's share value will likely be less volatile than the
                                      Tax-Free Securities Fund, because the Fund generally will
                                      have a shorter average portfolio maturity. The Fund may also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and may use
                                      derivative instruments such as futures contracts, options
                                      and other investment techniques for the purpose of cash flow management and/or risk reduction.

    PRINCIPAL                         Because the value of and income generated by the Fund's
    INVESTMENT RISKS                  investments will fluctuate with market conditions, so will the value of and income generated by your investment in the
                                      Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may also decline in
                                      response to events affecting the issuer or its credit
                                      rating. A portion of the Fund's net assets (normally not
                                      more than 20%) may be invested in securities that pay
                                      interest which is subject to the federal alternative minimum tax.
                                      The Fund is non-diversified, which means that its portfolio may be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund's investments than would otherwise be the case. Since the Fund invests
                                      significantly in securities of issuers in Hawaii, it also
                                      will be affected by a variety of Hawaiian economic and
                                      political factors.

                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                      available in the Statement of Additional Information.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want current income that is exempt from federal and
                                      Hawaii income taxes
                                        - want less fluctuation in the value of your investment
                                      than a long-term bond fund
                                        - want a high level of liquidity
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - guaranteed safety of principal
                                        - income that is not subject to federal alternative
                                      minimum tax
                                        - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES*
[BAR CHART IN %]

1995                                                                              7.32
96                                                                                2.91
97                                                                                4.60
98                                                                                4.53
99                                                                               -0.26
00                                                                                6.43
01                                                                                4.11
02                                                                                6.50
03                                                                                2.53
04                                                                                0.97

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns of Class C shares will differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2005 THROUGH SEPTEMBER 30, 2005, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 0.25%.

PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2004)
The chart and table on this page show how the Tax-Free Short Intermediate Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Lehman Brothers 5-Year Municipal Bond Index, a widely recognized index of municipal bonds with a maturity range of four to six years, and the Lehman Brothers Hawaii 3-Year Municipal Bond Index, a widely recognized index of predominately Hawaiian bonds with a maturity range of two to four years.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.


      Best quarter:          Q2  2002   2.86%
      Worst quarter:         Q2  2004  -1.56%

   Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                    PERFORMANCE    PAST    PAST 5   PAST 10
                                    INCEPTION*    YEAR*    YEARS*   YEARS*
 CLASS A (with 2.25% sales charge)    3/31/88
  -- Before Taxes                                 -1.30%   3.62%    3.70%
  -- After Taxes on Distributions                 -1.30%   3.60%    3.63%
  -- After Taxes on Distributions
    and Sale of Fund Shares                       -0.12%   3.50%    3.59%
 CLASS C (with applicable CDSC)**     3/31/88     -0.53%   3.98%    3.89%
 LEHMAN BROTHERS 5-YEAR
 MUNICIPAL BOND INDEX***              3/31/88      2.72%   5.98%    5.84%
 LEHMAN BROTHERS HAWAII 3-YEAR
 MUNICIPAL BOND INDEX***              3/31/88      1.68%   4.85%    5.02%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to March 31, 1988, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Class C shares of the Fund commenced operations on April 30, 2004. Performance information for Class C shares is based upon the performance of Class A shares, which does not reflect the higher 12-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


                                               FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES         A        C
                                                (EXPENSES PAID BY YOU DIRECTLY)     SHARES   SHARES

                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                               2.25%(1,3)   None
                                                Maximum deferred sales charge
                                                (load) (as a % of offering price
                                                or sale price, whichever is less)     None(2) 1.00%(4)

                                                ANNUAL FUND OPERATING EXPENSES           A        C
                                                (FEES PAID FROM FUND ASSETS)        SHARES   SHARES

                                                Management fee*                      0.50%    0.50%
                                                Distribution (12b-1) fee             0.40%*   1.00%
                                                Other expenses*                      0.37%    0.37%
                                                Total Fund operating expenses*       1.27%    1.87%
                                                Contractual Fee Waivers*            (0.15%)      --
                                                Net operating expenses*              1.12%    1.87%

                                     * The Adviser is limiting the Management fee to 0.40%, the Distributor is contractually limiting the 12b-1 fee to 0.25% through November 30, 2006, and the Administrator is voluntarily limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 0.96% AND 1.71% FOR CLASS A AND CLASS C SHARES, RESPECTIVELY. Voluntary expense limitations may be revised or canceled at any time.
The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

CONTINGENT DEFERRED
SALES CHARGE
As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").

   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more made prior to December 1, 2005, a Contingent Deferred Sales Charge of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (4) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
 50

                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


                                               EXPENSE EXAMPLE

                                                                             1      3       5        10
                                                                            YEAR   YEARS  YEARS    YEARS
                                                CLASS A SHARES              $337   $604   $  892   $1,712
                                                CLASS C SHARES
                                                  Assuming redemption       $290   $588   $1,011   $2,190
                                                  Assuming no redemption    $190   $588   $1,011   $2,190

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

The Fund does not have any outstanding Class B shareholders and Class B shares of the Fund are not being offered to the public.

 [icon]
                                                              ULTRA SHORT

   RISK/RETURN SUMMARY AND FUND EXPENSES         GOVERNMENT FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - High current income consistent with preservation of
                                      capital

    PRINCIPAL                         The Ultra Short Government Fund invests 100% of its total
    INVESTMENT STRATEGIES             investable assets in short-term debt securities issued or
                                      guaranteed by the U.S. Government and its agencies. (The
                                      Fund will provide its shareholders with at least 60 days'
                                      prior notice of any change in this non-fundamental
                                      investment policy.) The Fund may from time to time invest a substantial portion or all of its assets in certain
                                      categories of U.S. Government securities that pay interest which is exempt from Hawaii income tax. Under normal market and interest rate conditions, the Fund's target duration
                                      (the dollar-weighted average term-to-maturity of the present value of its portfolio's cash flows) is not expected to
                                      exceed one year; however, the Fund may purchase portfolio
                                      securities with effective maturities of up to three years at the time of purchase. (As a result, the effective maturity of these securities may be shorter than the stated maturity.
                                      For purposes of compliance with stated maturity policies and calculation of the Fund's weighted average maturity, the
                                      effective maturity of such securities will be used.) The
                                      Fund focuses on maximizing income consistent with prudent
                                      investment risk within this maturity range.

    PRINCIPAL                         Although the Fund invests in short-term securities, it is
    INVESTMENT RISKS                  not a money market fund. Because the value of and income
                                      generated by the Fund's investments will fluctuate with
                                      market conditions, so will the value of and income generated by your investment in the Fund. In addition, the securities of many U.S. Government agencies or instrumentalities that the Fund may invest in, such as the Federal Farm Credit Bank and Federal Home Loan Bank, are neither issued nor
                                      guaranteed by the U.S. Government, and are generally
                                      supported only by the credit of the issuer. You could lose money on your investment in the Fund, or the Fund could
                                      underperform other investments.
                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may also decline in
                                      response to events affecting the issuer or its credit
                                      rating.

    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                      available in the Statement of Additional Information.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want less fluctuation in the value of your investment
                                      than a long-term bond fund
                                        - want a high level of liquidity
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - guaranteed safety of principal
                                        - income that is not subject to federal income tax
                                        - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                              ULTRA SHORT
   RISK/RETURN SUMMARY AND FUND EXPENSES                  GOVERNMENT FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES*
[BAR CHART IN %]

2001                                                                             5.78
02                                                                               3.31
03                                                                               1.07
04                                                                               0.16

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2005 THROUGH SEPTEMBER 30, 2005, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 1.26%.
PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2004)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE    PAST      SINCE
                                    INCEPTION*    YEAR*    INCEPTION*
 CLASS A (with 2.25% sales charge)    6/01/00
  -- Before Taxes                                 -2.14%     2.78%
  -- After Taxes on Distributions                 -2.70%     1.58%
  -- After Taxes on Distributions
     and Sale of Fund Shares                      -1.39%     1.63%
 CLASS B (with applicable CDSC)**     6/01/00     -4.53%     2.15%
 CLASS C (with applicable CDSC)**     6/01/00     -1.58%     2.55%
 MERRILL LYNCH 6-MONTH
 U.S. TREASURY BILL***                6/01/00      1.22%     3.02%

* Class A, Class B and Class C shares were not in existence prior to August 1, 2000, August 1, 2000 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through August 1, 2000 is based upon the performance of Class Y shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, before and after-tax total return figures may have been adversely affected.

** Reflects no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

The chart and table on this page show
how the Ultra Short Government Fund
has performed and provide some
indication of the risks of investing
in the Fund by showing how its
performance has varied from year to
year. The bar chart shows changes in
the Fund's yearly pre-tax performance
since its inception to demonstrate
that the Fund has gained and lost
value at different times. The table
below it compares the Fund's
performance over time to the Merrill
Lynch 6-Month U.S. Treasury Bill, a
widely recognized index of short-term
Treasury bonds.

Both the chart and the table assume
reinvestment of dividends and
distributions. Of course, past
performance before and after taxes
does not indicate how the Fund will
perform in the future.

      Best quarter:          Q3  2001    2.25%
      Worst quarter:         Q2  2004   -2.11%

                                                              ULTRA SHORT
   RISK/RETURN SUMMARY AND FUND EXPENSES                  GOVERNMENT FUND


                                               FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES         A       B        C
                                                (EXPENSES PAID BY YOU DIRECTLY)     SHARES   SHARES   SHARES

                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                              2.25%(1,4)  None   None
                                                Maximum deferred sales charge
                                                (load) (as a % of offering price
                                                or sale price, whichever is less)   None(2)  5.00%(3) 1.00%(5)

                                                ANNUAL FUND OPERATING EXPENSES           A       B        C
                                                (FEES PAID FROM FUND ASSETS)        SHARES   SHARES   SHARES

                                                Management fee*                      0.40%   0.40%    0.40%
                                                Distribution (12b-1) fee             0.40%*  1.00%    1.00%
                                                Other expenses*                      0.32%   0.32%    0.32%
                                                Total Fund operating expenses*       1.12%   1.72%    1.72%
                                                Contractual Fee Waivers*            (0.15%)     --       --
                                                Net operating expenses*              0.97%   1.72%    1.72%

                                     * The Adviser is limiting the Management fee, the Distributor is contractually limiting the 12b-1 fees for Class A shares to 0.25% through November 30, 2006, and the Administrator is voluntarily limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 0.63%, 1.38% AND 1.38% FOR CLASS A, B AND C SHARES, RESPECTIVELY. Voluntary expense limitations may be revised or canceled at any time.
The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").

   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more made prior to December 1, 2005, a Contingent Deferred Sales Charge of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
 54

                                                              ULTRA SHORT
   RISK/RETURN SUMMARY AND FUND EXPENSES                  GOVERNMENT FUND


                                               EXPENSE EXAMPLE

                                                                                  1      3       5        10
                                                                                 YEAR   YEARS  YEARS    YEARS

                                                CLASS A SHARES                   $322   $558   $  814   $1,544
                                                CLASS B SHARES
                                                  Assuming redemption            $675   $842   $1,133   $1,871
                                                  Assuming no redemption         $175   $542   $  933   $1,871
                                                CLASS C SHARES
                                                  Assuming redemption            $275   $542   $  933   $2,030
                                                  Assuming no redemption         $175   $542   $  933   $2,030

                                     After approximately eight years, Class B shares will automatically convert to Class A shares.
Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]

   PRINCIPAL RISKS

   DISCUSSION OF RISKS

   Like all investments, investing in the Funds entails risks. Many factors affect the value of an investment in a Fund, and the value of your investment in any of the Funds will go up and down, which means you could lose money. The factors most likely to have a significant impact on a Fund's portfolio are called "principal risks." The principal risks for each Fund are identified in each Fund description and are noted below. However, each Fund may be subject to the risks described below and other risks. The Statement of Additional Information contains additional information about the Funds, their investment strategies and related risks. You should consider an investment in any of the Funds as a long-term investment.

   STOCKS (All Equity Funds). The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term high-grade fixed income securities.

   SMALL COMPANIES (All Equity Funds). Securities of smaller and newer companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Such companies may have limited product lines, markets or financial resources, or may depend on a small group of key managers. Their securities may trade less frequently or in limited volume, or only in the over-the-counter market or on a regional stock exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The recent growth in the small capitalization market has helped to produce short-term returns that are not typical and may not continue in the future, particularly with respect to the Small Cap Fund.

   MID SIZED COMPANIES (All Equity Funds). Securities of mid sized companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Their securities may trade less frequently or in limited volume. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

   FOREIGN SECURITIES (New Asia Growth and International Stock
   Funds). Investments in foreign securities involve risks that are not typically associated with domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted or payable in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. They also are not generally subject to the same accounting, auditing and financial reporting standards as domestic issuers. Foreign stock markets have different clearance and settlement procedures, and higher brokerage commissions and transaction costs, than U.S. markets. In addition, foreign exchanges, brokers and issuers generally are not supervised or regulated as closely as in the United States. Furthermore, foreign income tax laws may require withholding of interest, gains or dividends. Certain other adverse developments could also occur, such as expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments and the ability to enforce contracts.

   PRINCIPAL RISKS


   EMERGING MARKETS (New Asia Growth and International Stock Funds). The securities markets of developing countries involve greater risks than more developed markets. These securities markets are not as large as U.S. markets, have substantially less trading volume, and have a high concentration of investors and financial intermediaries, resulting in a lack of liquidity and high price volatility.

   Substantial economic uncertainties exist for developing countries. They may have overburdened infrastructures and obsolete financial systems as well as environmental problems. Certain economies depend on exports of primary commodities and are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, the governments of many such countries have a heavy role in regulating and supervising their economies, and their economies are heavily export oriented and dependent on international trade. Certain developing countries are large debtors to commercial banks and foreign governments. Some have experienced substantial and volatile rates of inflation and currency devaluations.

   Substantial social and political uncertainties also exist for many developing countries. These may result from factors such as authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and hostile relationships with neighboring countries. This instability could impair the financial conditions of issuers or disrupt their financial markets.

   A variety of other factors may also adversely impact investments in countries with emerging securities markets. These include matters such as archaic legal systems; inflation accounting rules that indirectly generate losses or profits; less developed systems for registration, transfer and custody of securities; restrictions on foreign investments in capital markets; limitations on the manner in which the Funds may invest in securities; and limitations on repatriation of income, capital, or the proceeds of sales of securities.

   CONVERTIBLE SECURITIES (All Equity Funds). The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or other issuers. Convertible securities are usually subordinated in right of payment to nonconvertible debt securities of the same issuer, but are senior to common stocks in an issuer's capital structure. Their prices tend to be influenced by changes in interest rates (in the same manner as described below for debt securities) as well as changes in the market value of the common stock into which they can be converted.

   DERIVATIVE INSTRUMENTS (All Funds except the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund). The values of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that a Fund may lose more than the original amount invested in any derivative instrument. The use of derivative instruments may also expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount a Fund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument.

   DEBT SECURITIES (All Fixed Income Funds). The values of and income generated by the debt securities held by the Funds fluctuate in response to movements in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, the issuers of any of the debt securities held by the Funds may fail to pay interest or principal when due, although the U.S. Treasury securities held by the Funds are direct obligations of the U.S. Government.

   PRINCIPAL RISKS


   The Funds generally only acquire bonds that are rated "investment grade" at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser or a Fund's Sub-Adviser determines are of comparable quality. However, obligations with the lowest of these ratings have some speculative characteristics, and changes in economic conditions are more likely to lead to the issuer's weakened capacity to make principal and interest payments than higher rated securities. If the rating of a security decreases after a Fund buys it, or it is no longer rated, the Adviser or the Fund's Sub-Adviser will decide whether the Fund should continue to hold the security.

   U.S. Government securities include not only U.S. Treasury obligations, but also obligations of various agencies and instrumentalities of the U.S. Government. Some of these are supported by the full faith and credit of the U.S. Treasury, but others are supported only by the issuer's right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase the agency's obligations, or by the instrumentalities' own credit. The U.S. Government might not provide financial support to instrumentalities it sponsors if it is not legally obligated to do so. However, the Funds will invest in the obligations of such instrumentalities only when the Adviser or the Fund's Sub-Adviser believes that the credit risk is minimal.

   JUNK BONDS (New Asia Growth Fund). The Fund may invest up to 10% of its net assets in securities rated below investment grade or of comparable quality, commonly referred to as "junk bonds" or "high yield/high risk securities." These investments are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal as required, and generally are less liquid and have greater price volatility than higher rated securities. The Fund may not purchase debt securities that are in default, except that it may invest up to 5% of its total assets in sovereign (government) debt that is in default.

   MUNICIPAL OBLIGATIONS (Diversified Fixed Income, Tax-Free Securities and Tax-Free Short Intermediate Securities Funds). The Funds may purchase not only "general obligation" municipal bonds (which are secured by the pledge of a municipality's faith, credit and taxing power), but also "revenue" bonds, which depend for payment of principal and interest on the revenues obtained from a specific project or facility. In addition, the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal bonds covered by insurance and in "moral obligation" bonds. Insurance minimizes the risks of payment delays or defaults, but does not guarantee the market value of the insured bonds. Moral obligation bonds are issued by a municipality or a state financial intermediary and backed by the moral obligation pledge of a state government to appropriate funds in the future if the primary issuer defaults, but the state is not legally bound to honor the pledge.

   The Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund may purchase municipal notes with maturities at the time of issuance of three years or less. These generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The issuer's ability to make payments therefore depends on such receipts.

   The Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund invest significantly in municipal obligations of issuers located in Hawaii. The values of shares of these Funds therefore will be affected by economic and political developments in Hawaii.

 [ICON]

   FUND MANAGEMENT

   THE INVESTMENT ADVISER


   The Asset Management Group of Bank of Hawaii ("AMG" or the "Adviser"), located at 111 S. King Street, Honolulu, Hawaii 96813, is the investment adviser for the Funds. AMG's asset management team currently manages $4.4 billion in mutual fund assets. In addition, certain AMG employees also manage approximately $2.2 billion in assets on behalf of Bank of Hawaii clients.


   Each of the Funds paid the Adviser and Sub-Advisers as follows during the fiscal year ended July 31, 2005:


                                                               PERCENTAGE OF                  PERCENTAGE OF
                                                             AVERAGE NET ASSETS            AVERAGE NET ASSETS
                                                            (ADVISER FEES ONLY)          (SUB-ADVISER FEES ONLY)
                                                                                      ------------------------------
     New Asia Growth Fund                                           0.40%                         0.50%
                                                           ---------------------------------------------------------
     International Stock Fund*                                      0.35%                         0.58%
                                                           ---------------------------------------------------------
     Small Cap Fund*                                                0.40%                         0.57%
                                                           ---------------------------------------------------------
     Mid-Cap Fund*                                                  0.29%                         0.20%
                                                           ---------------------------------------------------------
     Growth Stock Fund                                              0.80%
                                                          ------------------------
     Growth and Income Fund                                         0.80%
                                                          ------------------------
     Value Fund                                                     0.80%
                                                          ------------------------
     Diversified Fixed Income Fund*                                 0.45%
                                                          ------------------------
     Tax-Free Securities Fund*                                      0.45%
                                                          ------------------------
     Short Intermediate U.S. Government Securities Fund*            0.25%
                                                          ------------------------
     Tax-Free Short Intermediate Securities Fund*                   0.40%
                                                          ------------------------
     Ultra Short Government Fund*                                   0.15%
    ------------------------------------------------------------------------------



    * The Adviser waived a portion of its fees for the fiscal year. Contractual fees (without waivers) are: International Stock Fund, 0.45%; Small Cap Fund, 0.50%; Mid-Cap Fund, 0.60%; Diversified Fixed Income Fund, 0.60%; Tax-Free Securities Fund, 0.60%; Short Intermediate U.S. Government Securities Fund, 0.50%; Tax-Free Short Intermediate Securities Fund, 0.50%; and Ultra Short Government Fund, 0.40%.

   THE SUB-ADVISERS


   First State (Hong Kong) LLC ("First State"), located at 3 Exchange Square, 8 Connaught Place Central, Hong Kong, is the sub-adviser to the New Asia Growth Fund, and provides investment advisory services with respect to management of that Fund's portfolio. For the sub-adviser's services, the Fund pays First State 0.50% of the Fund's average daily net assets. The Board of Trustees has approved the replacement of First State by its affiliate First State International Limited, 23 St. Andrew Square EH2, Edinburgh 1BB, subject to approval of the Fund's shareholders. The sub-advisory fee will not change as a result of this replacement. Further details will be provided in a proxy statement to Fund shareholders, currently scheduled to be mailed in December 2005.


   Hansberger Global Investors, Inc. ("Hansberger"), located at 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, Florida 33301, became the sub-adviser to the International Stock Fund on June 1, 2004, and provides investment advisory services with respect to management of that Fund's portfolio. For the sub-adviser's services, the Fund pays Hansberger 0.60% of the first $75 million of the Fund's average daily net assets and 0.35% of its average daily net assets in excess of $75 million.

   FUND MANAGEMENT


   Nicholas-Applegate Capital Management ("NACM"), located at 600 West Broadway, San Diego, California 92101, is the Sub-Adviser to the Small Cap Fund, and provides investment advisory services with respect to management of that Fund's portfolio. For the Sub-Adviser's services, the Fund pays NACM as follows: for assets invested using NACM's "small cap value" strategy -- 0.60% of the first $50 million of average daily net assets and 0.55% of average daily net assets in excess of $50 million; and for assets invested using NACM's "systematic small cap" strategy -- 0.70% of average daily net assets (this increase is offset by a reduction in the fee paid to the Adviser).


   Bankoh Investment Partners, LLC, a limited liability company established pursuant to a joint venture between Chicago Equity Partners and Bank of Hawaii, located at 130 Merchant Street, Suite 240, Honolulu, Hawaii 96813, is the sub-adviser to the Mid-Cap Fund, and provides investment advisory services with respect to management of the Fund's portfolio. For the sub-adviser's services, the Fund pays the Sub-Adviser 0.20% of the Fund's average daily net assets.

   PORTFOLIO MANAGERS

   Management of the Funds is coordinated by the Adviser's registered investment adviser unit, which is staffed with approximately 15 people, including 2 Chartered Financial Analysts and 5 MBAs.

   Individual portfolio managers or teams are responsible for managing the Funds, as set forth below.

   NEW ASIA GROWTH FUND. Alistair Thompson, Deputy Head of Asia Pacific Ex Japan Equities for First State since January 2004, is responsible for the management of the Fund. He is based in Singapore and for the prior 13 years worked as an investment manager with Edinburgh Fund Managers and CIM Fund Managers. Mr. Thompson is supported by the 13-member Asia Pacific equities team. Mr. Thompson works closely with Angus Tulloch, Head of Global Emerging Markets/Asia Pacific Ex Japan Equities, based in the United Kingdom, and Talib Dohadwala, senior portfolio manager. Mr. Tulloch has 23 years of investment experience, having managed clients' assets for First State since 1988. He was previously a Chartered Accountant at Whinney Murray and Company and a regional analyst at Cazenove & Co (Hong Kong). Mr. Dohadwala has ten years specialist experience managing South East Asian equities. He began his investment career 1994 with Schroder Investment Management as a fund manager in the South East Asian equity team. He moved to Allianz Asset Management in 1999 in a similar role before joining First State in 2001. He is also a CFA charterholder.

   INTERNATIONAL STOCK FUND. The Fund is managed by Thomas R. H. Tibbles and Lauretta (Retz) Reeves. Mr. Tibbles, CFA, joined Hansberger in 1999 and serves as Managing Director -- Canada, a portfolio manager and a research analyst. Before joining Hansberger, he was the Head of the Global Equity Team at Indago Capital Management in Toronto, an affiliate of Canada Life. From 1993 until joining Indago in 1996, he served as Vice President, International Equities for Sun Life Investment Management, managing a portfolio of non-North American equity securities for pension and mutual fund clients. Mr. Tibbles began his career in the investment industry in 1986. Ms. Reeves, CFA, joined Hansberger in 1996 and serves as its Chief Investment Officer, Managing Director -- Research Technology, a portfolio manager and a research analyst. From 1987 to 1996, Ms. Reeves was Senior Vice President at Templeton Worldwide in the research and portfolio management group. While at Templeton, Ms. Reeves managed several separate accounts and mutual funds with over $1 billion dollars of assets.

   FUND MANAGEMENT


   SMALL CAP FUND. A team lead by Mark Stuckelman is responsible for the day-to-day management of the "small cap value" strategy portion of the Fund's portfolio, and a team lead by Stacey Nutt is responsible for the day-to-day management of the "systematic small cap" strategy portion of the Fund's portfolio. Mr. Stuckelman, Lead Portfolio Manager, has 14 years investment experience. Prior to joining NACM in 1995, Mr. Stuckelman was a senior quantitative analyst with Wells Fargo Bank's Investment Management Group. Mr. Nutt, Lead Portfolio Manager, has 12 years investment experience. Prior to joining NACM in 1999, he was Research Director for Decision Analytics at Vestek Systems, Inc.

   MID-CAP FUND. The Fund's Sub-Adviser, Bankoh Investment Partners, utilizes a team approach to manage the Fund. The team consists of David Coughenour, Robert Kramer and David Johnsen. Mr. Coughenour, Chief Investment Officer-Equity, leads the team. He joined Chicago Equity Partners in 1989 and has sixteen years of industry experience. Mr. Coughenour holds the Chartered Financial Analyst designation. Mr. Kramer, Managing Director, is one of the founding members of Chicago Equity Partners, LLC and has been with the firm since 1989. He has eighteen years of industry experience. He is personally responsible for following and analyzing the healthcare sector. Before joining Chicago Equity Partners, Mr. Kramer worked with the Feldman Group and GE Capital. He holds the Chartered Financial Analyst designation and is a Certified Public Accountant. Mr. Johnsen, Managing Director, is also one of the founding members of Chicago Equity Partners, LLC and has been with the firm since 1989. He has twenty-nine years of investment experience. He is personally responsible for following and analyzing the technology hardware and consumer staples sectors. Prior to joining Chicago Equity Partners, he was a portfolio manager at Bank of America. He holds the Chartered Financial Analyst designation.

   GROWTH STOCK FUND, GROWTH AND INCOME AND VALUE FUNDS. The Equity Investment Team of the Asset Management Group of Bank of Hawaii is responsible for managing these three Funds. Senior team members include Roger J. Khlopin, Laughon Byrant, Orest Saikevych and Donald Soderlind. Mr. Khlopin, CFA, has been an Executive Vice President and Institutional Equity Manager of the Adviser's registered investment adviser unit since September 2004; previously he served as Chief Investment Officer of Khlopin Financial Services from 2003 to September, 2004, Senior Vice President and Managing Director, Financial Management Advisors from 2001 to 2003 and Vice President - Investments, Pacific Century Trust Company (Bank of Hawaii) from 1991 to March 2001. Mr. Bryant, Vice President, has served the Adviser as a Securities Analyst since 1997; previously he served as Portfolio Manager from 1993 to 1997 in First Hawaiian Bank's Trust and Investments Division. Mr. Saikevych, Vice President, has served the Adviser since July 2004; previously he served as Vice President and Investment Officer, Central Pacific Bank from 2003 to July, 2004, as Vice President and Portfolio Manager, Denis Wong & Associates, Inc. from 1998 to 2003 and as Associate Vice President and Portfolio Manager, First Hawaiian Bank from 1982 to 1998. Mr. Soderlind, CFA, joined the Adviser as Vice President on April 18, 2005; previously he served as Vice President and Portfolio Manager, Financial Management Advisors from June 1998 to March 2005 and as Vice President and Portfolio Manager, Cutler & Co. from January 1991 to May 1998.

   DIVERSIFIED FIXED INCOME FUND. Janet E. Katakura, Vice President, and Senior Portfolio Manager of the Fixed Income Investment Team of the Asset Management Group of Bank of Hawaii, has been primarily responsible for the day-to-day management of the Fund since its inception. Ms. Katakura joined the Adviser as a Portfolio Manager in 1983.

   FUND MANAGEMENT


   TAX-FREE SECURITIES FUND AND TAX-FREE SHORT INTERMEDIATE SECURITIES FUND. A team including Robert Crowell, Stephen K. Rodgers and Lance K. Yoshihara are responsible for the day-to-day management of these two Funds. Mr. Crowell, Head of Fixed Income Department, has been with Bank of Hawaii for 33 years. As Chief Investment Officer of the Treasury Group, he has managed the Bank's $3 billion investment portfolio since 1993. From 1984 to 1993, Mr. Crowell was the principal of the Bank's Municipal Securities Dealer operations. Mr. Rodgers, Head of Tax Exempt Area, has been with Bank of Hawaii for 10 years. Before joining Bank of Hawaii, he spent two years as an Instructor at International Business School, Budapest. In addition, Mr. Rodgers holds the Chartered Financial Analyst designation. After completing his education, Mr. Yoshihara, Tax Exempt Securities Analyst, joined the Bank of Hawaii in 2004 as a Fixed Income Market Risk Analyst.

   SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND AND ULTRA SHORT GOVERNMENT FUND. Edward Haik, Vice President of the Asset Management Group of Bank of Hawaii, is the Portfolio Manager for these two Funds. Mr. Haik has 12 years prior experience in the investment industry, his most recent six years as a Portfolio Manager at The Asset Management Group of Bank of Hawaii. Prior to joining the Adviser, he held positions at Garban Tokyo, Ltd., Cantor Fitzgerald Securities, and Merrill Lynch.

   The Statement of Additional Information ("SAI") has more detailed information about the Adviser and other service providers. Additional information about the portfolio managers' compensation, other accounts managed, and ownership of shares in the respective Funds is also available in the SAI.
   THE DISTRIBUTOR, ADMINISTRATOR AND SUB-ADMINISTRATOR

   BISYS Fund Services LP ("BISYS") is the Funds' distributor and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") is the Funds' administrator. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219.

   BISYS Ohio has entered into a Sub-Administration Agreement with the Bank of Hawaii, an affiliate of the Adviser, which provides that Bank of Hawaii will assist BISYS Ohio in performing certain administrative services to the Funds. The address of Bank of Hawaii is 130 Merchant Street, Honolulu, Hawaii 96813.

 [ICON]

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES

   ---------------------------
   HOW NAV IS CALCULATED
   NAV is calculated by adding
   the total value of a Fund's
   investments and other
   assets attributable to
   Class A, B or Class C
   shares, subtracting its
   liabilities attributable to
   Class A, B or Class C
   shares, and then dividing
   that figure by the number
   of outstanding Class A, B
   or Class C shares of the
   Fund:
              NAV =
   Total Assets - Liabilities
   --------------------------
        Number of Shares
           Outstanding
   Locate your Fund's NAV
   daily in The Wall Street
   Journal and other
   newspapers or call
   800-258-9232 for
   information.
   ---------------------------
The price of each Fund's shares is based on its per share net asset value ("NAV"). The NAV for Class A, B and Class C shares of each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (normally at 4 p.m. Eastern time) on days the Exchange is open. Your order will be priced at the next NAV calculated after your order is received by the Fund (plus any applicable sales charge).

The Fund's securities are valued at current market prices except for debt obligations with remaining maturities of 60 days or less (which are valued at amortized cost). When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust's Board of Trustees ("Board") in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to the securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of a Fund's NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities value based on market quotations.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

   You can purchase shares
   of the Funds through the
   Pacific Capital Funds'
   Distributor or through
   brokers and other
   investment
   representatives,
   including an affiliate
   of The Asset Management
   Group of Bank of Hawaii,
   which may charge
   additional fees and may
   require higher minimum
   investments or impose
   other limitations on
   buying and selling
   shares. If you purchase
   shares through an
   investment
   representative, it is
   responsible for
   transmitting orders to
   the Distributor by the
   Fund's close of business
   and may have an earlier
   cut-off time for
   purchase and sale
   requests. Consult your
   investment
   representative or
   institution for specific
   information.

                                                      MINIMUM INVESTMENTS    INITIAL INVESTMENT    SUBSEQUENT
                                                   Regular
                                                   (non-retirement)                $1,000             $50
                                                   ----------------------------------------------------------
                                                   Retirement (IRA)                $  250             $50
                                                   ----------------------------------------------------------
                                                   Auto Invest Plan                $  100             $50

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks, cash, money orders, credit cards, starter checks (for initial purchases), credit card convenience checks, traveler's checks and checks payable in foreign currency are not accepted.

A Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order, if the Distributor decides this is in the best interest of the Fund's shareholders. The Funds reserve the right to suspend or modify the continuous offering of their shares.

   -----------------------------------------------------------------------------

   AVOID TAX WITHHOLDING
   A Fund must withhold 28% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund with your taxpayer identification number in compliance with IRS regulations. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.

   -----------------------------------------------------------------------------

                                   QUESTIONS?

                           Call 800-258-9232 or your
                           investment representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL
   Initial Investment:

   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases follow the instructions below.

   1. Carefully read, complete and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check payable to "Pacific Capital Funds" and include the name of the appropriate Fund(s) on the check.

   3. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   Subsequent Investments:

   1. Use the investment slip attached to your account statement.
     Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number

      (Include your account number on your check)

   3. Mail investment slip and check to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   BY OVERNIGHT SERVICE

   See instructions 1-2 above.

   3. Send to: Pacific Capital Funds,
      c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   BY ELECTRONIC PURCHASE

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your bank or broker may charge for this service.

   Establish the electronic purchase option on your account application or call 800-258-9232 for instructions. Your account can generally be set up for electronic purchases within 15 days.

   Call 800-258-9232 to arrange a transfer from your bank account.

                                                     ELECTRONIC VS. WIRE
                                                     TRANSFER

                                                     Wire transfers allow
                                                     financial institutions to
                                                     send funds to each other,
                                                     almost instantaneously.
                                                     With an electronic
                                                     purchase or sale, the
                                                     transaction is made
                                                     through the Automated
                                                     Clearing House (ACH),
                                                     which may take up to eight
                                                     days to clear. The Fund
                                                     does not charge a fee for
                                                     ACH transactions. Note:
                                                     Your Financial Institution
                                                     may charge a separate fee.
                                   QUESTIONS?
                           Call 800-258-9232 or your
                           investment representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please phone the Funds at 800-258-9232 for instructions on opening an account or purchasing additional shares by wire.

   CUSTOMER IDENTIFICATION INFORMATION

   To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

   As a result, the Funds must obtain the following information for each person that opens a new account:

     - Name;
     - Date of birth (for individuals);
     - Residential or business street address (although post office boxes are still permitted for mailing); and
     - Social security number, taxpayer identification number, or other identifying number.

   You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account to take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

   AUTO INVEST PLAN
   You can make automatic investments in the Funds from your bank account, through payroll deduction, or from your federal employment, social security or other regular government checks. Automatic investments can be as little as $50, once you've invested the $100 minimum required to open the account.

   To Invest Regularly from Your Bank Account:

   1) Complete the Auto Invest Plan portion of your Account Application. Make sure you note:
      -- your bank name, address, and account number
      -- the amount you want to invest automatically (minimum $50)
      -- how often you want to invest (bi-weekly, monthly, quarterly, semi-annual or annual)

   2) Attach a voided personal check.

   The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice. The Funds also reserve the right to reject any purchase or to suspend or modify the continuous offering of their shares.

   The Funds' Transfer Agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the Transfer Agent each reserve the right to close your account or to take such other action as they deem reasonable or required by law.
 66

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

                                  CONTINGENT DEFERRED SALES CHARGE

                                  When you sell Class B and Class C shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. (You will also pay a fee for Class A shares sold within 18 months of a purchase of $1 million or more made prior to December 1, 2005.) These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

You can sell your shares at
any time. Your sales price
will be the next NAV after
your sell order is received
by the Fund or your
investment representative.
Normally you will receive
your proceeds within a week
after your request is
received.

   If selling shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

   Call 800-258-9232 with instructions as to how you want to receive your funds (mail, wire, electronic transfer). See "General Policies on Selling Shares" below.

   BY MAIL (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTIONS IN WRITING REQUIRED" BELOW.)

     1. Call 800-258-9232 to request redemption forms (if your account is an IRA or another form of retirement plan), or write a letter of instruction indicating:
        - Your Fund and account number
        - Amount you want to redeem
        - Address where your check should be sent
        - Account owner signature

     2. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   BY OVERNIGHT SERVICE

     1. See instruction 1 above.

     2. Send to: Pacific Capital Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must select this option on your account application.

   The Fund does not charge a wire transfer fee. Note: Your financial institution may charge a separate fee.

   Call 800-258-9232 to request a wire transfer.

   If you call and your sell order is received by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Note: Your bank may charge for this service.

   Call 800-258-9232 to request an electronic redemption.

   If you call and your sell order is received by 4 p.m. Eastern time, the NAV of your shares will be determined on the same day and, after the transaction clears, the proceeds will be credited within a week.

   AUTO WITHDRAWAL PLAN

   You can receive automatic payments from your Class A shares account on a bi-weekly, monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:
     - Make sure you've checked the appropriate box on the account application. Or call 800-258-9232.
     - Include a voided personal check.
     - Your account must have a value of $10,000 or more to start withdrawals.
     - If the value of your account falls below $1,000, you may be asked to invest more to bring the account back to $1,000, or we may close your account and mail the proceeds to you.

                                   QUESTIONS?
                           Call 800-258-9232 or your
                           investment representative.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. All requests for redemptions from individual retirement accounts ("IRAs") must be in writing.

   2. Redemption requests require a signature guarantee when:
      - You ask us to make the check payable to someone who is not the owner of the account
      - You ask us to mail the check to an address that is not the address on your account
      - You ask us to wire the proceeds to a commercial bank account that is not designated on your account application
      - The redemption proceeds exceed $100,000

   You must obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   The Funds do not accept signatures guaranteed by a notary public.

   TELEPHONE REDEMPTIONS

   The Funds attempt to ensure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Because of these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Funds, the Transfer Agent, the Adviser and/or the Distributor may be liable for losses due to unauthorized transactions.

   At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

   REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT

   When you have made an investment by check, you cannot receive any portion of the redemption proceeds on the same investment until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days). You can avoid this delay by purchasing shares by wire.

   DELAY OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission ("SEC") in order to protect remaining shareholders.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   REDEMPTION IN KIND

   We reserve the right to make your redemption payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If we deem it advisable for the benefit of all shareholders, you will receive securities equal in market value to your redemption price, net of any CDSC. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $250, we may ask you to increase your balance to the minimum investment amount. If it is still below $250 after 60 days, we may close your account and send you the proceeds at the current NAV, net of any CDSC.

   UNDELIVERABLE OR UNCASHED DISTRIBUTION CHECKS

   If you choose to receive distributions in cash and distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

   REDEMPTION FEES

   The New Asia Growth Fund and International Stock Fund may assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 90 days. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. Although the Funds have a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee or redemptions of small numbers of shares. Further, the Funds may not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through portfolio rebalancing programs of institutional investment managers (including those of Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions requested within 30 days following the death of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. Finally, the fee does not apply to shares purchased through reinvested dividends or capital gains.
                                   QUESTIONS?
                           Call 800-258-9232 or your
                           investment representative.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $1 million or more should be made in Class A shares. If you do not want to pay a front-end sales charge and intend to hold your shares for more than 12 months, you should purchase Class C shares rather than Class B shares. Based on your personal situation, your investment representative can help you decide which class of shares makes sense for you. Certain qualified institutional buyers are eligible to purchase Class Y shares of the Funds. Class Y shares are offered by another prospectus which is available by calling 800-258-9232.

     TYPES OF CHARGES        CLASS A                  CLASS B                  CLASS C
     Sales Charge (Load)     Front-end sales          No front-end sales       No front-end sales
                             charge (at the time      charge. You may incur    charge. You may incur
                             of your purchase);       a contingent deferred    a contingent deferred
                             reduced sales charges    sales charge up to       sales charge up to
                             are available.(1)        5.0% on shares           1.0% on shares
                                                      redeemed within six      redeemed within 1
                                                      years after purchase;    year after purchase.
                                                      shares automatically
                                                      convert to Class A
                                                      shares after 8
                                                      years.(3)
     Distribution (12b-1)    Subject to annual        Subject to annual        Subject to annual
     Fees                    distribution fees of     distribution fees of     distribution fees of
                             up to .40% of the        up to 1.00% of the       up to 1.00% of the
                             Fund's net assets.(2)    Fund's net assets.       Fund's net assets.
     Fund Expenses           Lower annual expenses    Higher annual            Higher annual
                             then Class B shares.     expenses than Class A    expenses than Class A
                                                      shares, and same as      shares, and same as
                                                      Class C shares.          Class B shares.

   (1) For investments of $1 million or more made prior to December 1, 2005, you may incur a contingent deferred sales charge on shares sold within 18 months of a purchase.

   (2) The Distributor is contractually limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2006, and the Administrator is voluntarily limiting its administrative fee (a component of other expenses).

   (3) The offering of Class B shares by all Funds has been suspended since June 1, 2003 (except for reinvestment of dividends and exchanges of Class B shares between Funds).

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CALCULATION OF SALES CHARGE

   CLASS A SHARES

   The Distributor sells Class A shares at their public offering price. This price includes the initial sales charge. Therefore, part of the money you pay for shares will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates and commissions paid to investment representatives are as follows:

   FOR THE NEW ASIA GROWTH FUND, INTERNATIONAL STOCK FUND, SMALL CAP FUND, MID-CAP FUND, GROWTH STOCK FUND, GROWTH AND INCOME FUND AND VALUE FUND

                                                SALES CHARGE     SALES CHARGE     DEALER PAYMENT
                       YOUR                      AS A % OF         AS A % OF        AS A % OF
                    INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
      Less than $50,000                            5.25%             5.54%            4.73%
      ------------------------------------------------------------------------------------------
      $50,000 but less than $100,000               4.50%             4.71%            4.05%
      ------------------------------------------------------------------------------------------
      $100,000 but less than $250,000              3.75%             3.90%            3.38%
      ------------------------------------------------------------------------------------------
      $250,000 but less than $500,000              3.25%             3.36%            2.93%
      ------------------------------------------------------------------------------------------
      $500,000 but less than $1,000,000            2.75%             2.83%            2.48%
      ------------------------------------------------------------------------------------------
      $1,000,000 and above(1)                      0.00%             0.00%            0.00%

   (1) For investments made prior to December 1, 2005, you will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first 18 months after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   FOR THE DIVERSIFIED FIXED INCOME FUND AND TAX-FREE SECURITIES FUND

                                                SALES CHARGE     SALES CHARGE     DEALER PAYMENT
                       YOUR                      AS A % OF         AS A % OF        AS A % OF
                    INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
      Less than $50,000                            4.00%             4.17%            3.60%
      ------------------------------------------------------------------------------------------
      $50,000 but less than $100,000               3.50%             3.63%            3.15%
      ------------------------------------------------------------------------------------------
      $100,000 but less than $250,000              3.25%             3.36%            2.93%
      ------------------------------------------------------------------------------------------
      $250,000 but less than $500,000              3.00%             3.09%            2.70%
      ------------------------------------------------------------------------------------------
      $500,000 but less than $1,000,000            2.50%             2.56%            2.25%
      ------------------------------------------------------------------------------------------
      $1,000,000 and above(1)                      0.00%             0.00%            0.00%

   (1) For investments made prior to December 1, 2005, you will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first 18 months after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

   FOR THE SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND, TAX-FREE SHORT INTERMEDIATE SECURITIES FUND AND ULTRA SHORT GOVERNMENT FUND

                                                SALES CHARGE     SALES CHARGE     DEALER PAYMENT
                       YOUR                      AS A % OF         AS A % OF        AS A % OF
                    INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
      Less than $100,000                           2.25%             2.30%            2.03%
      ------------------------------------------------------------------------------------------
      $100,000 but less than $250,000              1.75%             1.78%            1.58%
      ------------------------------------------------------------------------------------------
      $250,000 but less than $500,000              1.25%             1.27%            1.13%
      ------------------------------------------------------------------------------------------
      $500,000 but less than $1,000,000            1.00%             1.01%            0.90%
      ------------------------------------------------------------------------------------------
      $1,000,000 and above(1)                      0.00%             0.00%            0.00%

   (1) For investments made prior to December 1, 2005, you will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first 18 months after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

   The Distributor reserves the right to pay the entire sales charge to dealers. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   SHAREHOLDER INFORMATION


DISTRIBUTION ARRANGEMENTS/SALES CHARGES
CONTINUED

THE OFFERING OF CLASS B SHARES BY ALL FUNDS HAS BEEN SUSPENDED SINCE JUNE 1, 2003 (EXCEPT FOR REINVESTMENT OF DIVIDENDS AND EXCHANGES OF CLASS B SHARES BETWEEN FUNDS). THE SUSPENSION WILL REMAIN IN EFFECT UNTIL FURTHER NOTICE.

                                                                    YEARS            CDSC AS A % OF
                                                                    SINCE             DOLLAR AMOUNT
                                                                  PURCHASE          SUBJECT TO CHARGE
                                                                     0-1                  5.00%
                                                                     1-2                  4.00%
                                                                     2-3                  3.00%
                                                                     3-4                  3.00%
                                                                     4-5                  2.00%
                                                                     5-6                  1.00%
                                                                 more than 6              None

CLASS B SHARES

The Distributor sells Class B shares at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the sixth anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of sale. The CDSC will be based on the lower of the NAV at the time of purchase or the NAV at the time of sale according to the schedule to the right. There is no CDSC on reinvested dividends or distributions. Imposition of the CDSC and the distribution fee on Class B shares is limited by the NASD asset-based sales charge rule.

If you sell some but not all of your Class B shares, we will first redeem certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) followed by shares subject to the lowest CDSC (typically shares you have held for the longest time).

CONVERSION FEATURE -- CLASS B SHARES

- Your Class B shares automatically convert to Class A shares of the same Fund eight years after the end of the month of purchase. The dollar value of Class A shares you receive will equal the dollar value of the B shares converted.
- After conversion, your shares will be subject to the lower distribution fees charged on Class A shares, which will increase your investment return.
- You will not pay any sales charge, fees or taxes when your shares convert.
- If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, we will calculate your holding period from the time of your original purchase of Class B shares.

CLASS C SHARES

The Distributor sells Class C shares at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C shares of the Fund before the first anniversary of purchase, you will have to pay a contingent deferred sales charge of 1.00% at the time of sale. The CDSC will be based on the lower of the NAV at the time of purchase or the NAV at the time of sale. There is no CDSC on reinvested dividends or distributions.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   If you sell some but not all of your Class C shares, we will first redeem certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) followed by shares subject to the lowest CDSC (typically shares you have held for the longest time).

   CLASS A SALES CHARGE REDUCTIONS

   You may qualify for reduced sales charges on Class A shares under the following circumstances.

   -- LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 3% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. If the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charge.

   -- RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sales charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for rights of accumulation, shares of the Fund must be held in the following types of accounts:

        -- Individual or joint accounts

        -- Certain retirement accounts (i.e., IRA)

        -- Other accounts owned by the same shareholder (determined by tax identification number) or other shareholders eligible under the Combination Privilege defined below.

   -- COMBINATION PRIVILEGE. You can combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to reduce sales charges. Reduced prices are also available for investors who are members of certain qualified groups.

   Although the Funds have a goal of providing sales charge reductions to eligible purchases, sales charge reductions may depend on the way your account is held and reported to the Funds' Transfer Agent by your financial intermediary. The Funds recommend that you notify the Funds' Transfer Agent or your financial intermediary of your intent to seek a sales charge reduction prior to making a purchase in order to confirm qualification. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Funds' Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary, (ii) accounts with other financial intermediaries, and (iii) accounts in the name of immediate family household members (spouse and children under 21).

   Additional information is available at the Pacific Capital Funds website at www.pacificcapitalfunds.com.

                    (See next page for "Sales Charge Waivers")

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE WAIVERS

   CLASS A SHARES

   The following qualify for waivers of Class A sales charges. BISYS must be notified of the request for a sales charge waiver in writing by you or your financial intermediary at the time the purchase is made and you or your financial intermediary may be asked to provide additional information to support qualification for the sales charge waiver.

    -- Current and retired trustees, directors, employees, and family members of the Trust, The Asset Management Group of Bank of Hawaii and its affiliates or any other organization that provides services to the Trust.

    -- Investors for whom The Asset Management Group of Bank of Hawaii or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (except those investors for whom Pacific Century Investment Services provides custodial services).

    -- Investors who purchase shares of a Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares.

    -- Investment advisers, financial planners, and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services.

    -- Clients of such investment advisers, financial planners, and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts if the accounts are linked to the master account of such investment advisers, financial planners, retirement plan administrators or wrap fee program sponsors on the books and records of the broker, agent, investment adviser or financial institution.

    -- Other investment companies distributed by the Distributor and investments through retail fund supermarket platforms.

    -- Investors who purchase shares with the proceeds from the redemption of Class Y shares of the Trust within 60 days after the date of redemption. A copy of your account statement showing the redemption must accompany the written notice to BISYS.
     REINSTATEMENT PRIVILEGE

     If you have sold Class A, B or C shares of a Fund and decide to reinvest in the same class of the same Fund within a 120 day period, you will not be charged the applicable sales load on a current Class A share purchase and the CDSC will not apply to a current Class B or C share purchase, as applicable, on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 120 days of the date your instructions to sell were processed.
 76

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B AND CLASS C SHARES

   The Distributor will waive the CDSC under certain circumstances, including the following:

    -- If the redemption follows the death of a shareholder (or both shareholders in the case of joint accounts).

    -- If the redemption is made under an automatic withdrawal plan as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request).

    -- If the redemption represents the minimum required distribution from a retirement plan.

    -- If the shares being redeemed were purchased with reinvested dividends and distributions.

   See the Statement of Additional Information for other possible fee waivers.

   DISTRIBUTION (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than paying other types of sales charges.

    -- The 12b-1 fees paid by a Fund vary by share class as follows:

      1. Class A shares pay a 12b-1 fee of up to .40% of the average daily net assets of the Fund (currently the Distributor contractually waives a portion of its 12b-1 fee, so that the fee payable by the Class A shares of each Fund will not exceed .25% of the average daily net asset value attributable to the Fund's Class A shares on an annual basis).

      2. Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

      3. Class C shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund. This will cause expenses for Class C shares to be higher and dividends to be lower than for Class A shares.

    -- The higher 12b-1 fee on Class B and Class C shares, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge. In particular, these fees help the Distributor cover the cost of advancing brokerage commissions to investment representatives.

   Although the offering of Class B shares has been suspended by all Funds, the Funds' 12b-1 Distribution and Service Plan is still in effect and 12b-1 fees will continue to be paid from the Funds' assets for the foreseeable future.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   You can exchange your
   shares in one Fund for
   shares of the same class of
   another Fund, usually
   without paying additional
   sales charges (see "Notes"
   below). Class A
   shareholders may also
   exchange their shares for
   service class shares of
   other investment companies
   for which The Asset
   Management Group of Bank of
   Hawaii serves as investment
   adviser. These are the
   Pacific Capital Cash Assets
   Trust, the Pacific Capital
   Tax-Free Cash Assets Trust
   and the Pacific Capital
   U.S. Government Securities
   Cash Assets Trust. No
   transaction fees are
   charged for exchanges.
   You must meet the minimum
   investment requirements for
   the Fund into which you are
   exchanging.
   NOTES ON EXCHANGES

   - The registration and tax
     identification numbers of the
     two accounts must be
     identical.
   - The Exchange Privilege may be
     changed or eliminated at any
     time after a 60-day notice to
     shareholders.
   - Be sure to read carefully the
     Prospectus of any Fund or
     other investment company into
     which you wish to exchange
     shares.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges from one Fund to another are taxable. You can make exchanges by sending a written request to Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130, or by calling 800-258-9232. Please provide the following information:

  - Your name and telephone number

  - The exact name on your account and account number

  - Taxpayer identification number (usually your social security number)

  - Dollar value or number of shares you are exchanging

  - The name of the Fund from which the exchange is to be made

  - The name of the Fund into which the exchange is being made

See "Selling Your Shares" for important information about telephone transactions.

Frequent purchases and redemptions of shares of a mutual fund (including activities of "market timers") can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a fund's investment portfolio, and increased brokerage and administrative costs. To prevent disruption in the management of the Funds due to market timing strategies:

  - exchange activity may be limited to four substantial exchanges within a twelve month period;

  - each Fund may refuse any purchase or exchange request for Fund shares if management determines that such request could adversely affect the Fund's NAV, including as a result of the shareholder's excessive trading (to be determined at management's discretion); and

  - each Fund may, after prior warning and notification, close an account due to excessive trading.

The exchange activity limitations do not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through portfolio rebalancing programs of institutional investment managers (including Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions requested within 30 days following the death of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. In addition, there is no limit on exchange activity in the Ultra Short Government Fund.

   SHAREHOLDER INFORMATION


   INSTRUCTIONS FOR EXCHANGING SHARES
   CONTINUED

   The Fund's ability to monitor trades placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts, and fee-based programs is limited, and the Fund may not be able to detect market timing activities by such underlying shareholders.

   In addition, each of the following Pacific Capital Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that Fund if you have held those shares for less than 90 days:

FUND                                                          REDEMPTION FEE
----                                                          --------------
New Asia Growth Fund                                               2.00%
International Stock Fund                                           2.00%

   The redemption fee is paid directly to the applicable Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares and to deter such short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. Although the Funds have a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee or redemptions of small numbers of shares. Further, the Funds may not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through portfolio rebalancing programs of institutional investment managers (including Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions requested within 30 days following the death of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. Finally, the fee does not apply to shares purchased through reinvested dividends or capital gains.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES

   DIVIDENDS AND DISTRIBUTIONS

   The Diversified Fixed Income Fund, Tax-Free Securities Fund, Short Intermediate U.S. Government Securities Fund, Tax-Free Short Intermediate Securities Fund and Ultra Short Government Fund will declare dividends of substantially all of their net income daily and will pay such dividends monthly. Dividends begin accruing on the date your order is received by the Funds. The New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund will declare and pay dividends of substantially all of their net income quarterly. Each Fund distributes any capital gains annually.

   The Fund(s) automatically reinvest all income dividends and capital gains distributions in additional shares of the same Fund and Class on the ex-dividend date unless you request otherwise in writing to the Transfer Agent (at least 15 days prior to the distribution). The Distributor does not charge any fees or sales charges on reinvestments. You may elect to receive your dividends/distributions in cash either by check sent to your address or by wire to your bank account.

   The value of your shares will be reduced by the amount of dividends and distributions. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

   TAXES

   Dividends generally are taxable as ordinary income. Certain distributions designated as "qualified dividends" are generally taxable to an individual shareholder at his or her maximum long-term capital gains rate. Taxes on capital gains distributed by the Funds vary with the length of time the Fund has held the security -- not how long you have been invested in the Fund.

   Dividends are taxable in the year in which they are declared, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or in additional shares.

   The Funds may incur foreign income taxes in connection with some of their foreign investments. Certain of these taxes may be credited to shareholders.

   The Funds expect that some dividends paid by the Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund will be exempt from federal personal income tax to the extent attributable to municipal obligations.

   You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   An exchange of shares is considered a sale, and any related gains may be subject to federal and state taxes.

   Foreign shareholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES
   CONTINUED

   HAWAII TAX INFORMATION

   The Funds expect that some dividends paid by the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund to Hawaii residents will be exempt from Hawaii personal income tax to the extent attributable to Hawaii municipal obligations. Under Hawaii law, interest derived from obligations of other states (and their political subdivisions) will not be exempt from Hawaii income taxation.

   Dividends and distributions made by the Funds (and to the extent attributable to Hawaii municipal obligations for the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund) to Hawaii residents will generally be treated for Hawaii income tax purposes in the same manner as they are treated for federal income tax purposes.

   If you are not a Hawaii resident you should not be subject to Hawaii income taxation on dividends and distributions made by the Funds, but you will be subject to taxes of other states and localities.

 [ICON]

   FINANCIAL HIGHLIGHTS

   The Financial Highlights in the following tables set forth certain financial data and investment results of the Funds for the past five years or, if shorter, the period since their inception, expressed in one share of each Fund outstanding throughout the relevant period. The Financial Highlights are derived from the financial statements of Pacific Capital Funds. The information for the year ended July 31, 2005 has been audited by KPMG LLP, an independent registered public accounting firm.(1) The Financial Highlights should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information. The Funds' annual and semi-annual reports contain additional performance information relating to the Funds and are available upon request, without charge.

   (1)Prior to September 28, 2004, Ernst & Young LLP served as the Trust's independent registered public accounting firm.
 82

     PACIFIC CAPITAL FUNDS                           NEW ASIA GROWTH FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                    INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                            --------------------------------------   -----------------------------------------
                                             NET
                                           REALIZED
                                             AND
                                          UNREALIZED
                                            GAINS
                                         (LOSSES) ON                              NET REALIZED                    NET
                NET ASSET      NET       INVESTMENTS                                GAINS ON                     ASSET
                 VALUE,     INVESTMENT   AND FOREIGN    TOTAL FROM      NET       INVESTMENTS                    VALUE,
                BEGINNING     INCOME       CURRENCY     INVESTMENT   INVESTMENT   AND FOREIGN        TOTAL       END OF
                OF PERIOD     (LOSS)     TRANSACTIONS   ACTIVITIES     INCOME      CURRENCIES    DISTRIBUTIONS   PERIOD
-----------------------------------------------------------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005   $11.46       $ 0.11(e)     $ 4.07        $ 4.18       $(0.12)        $--           $(0.12)      $15.52
 July 31, 2004     9.77         0.08          1.68          1.76        (0.07)         --            (0.07)       11.46
 July 31, 2003     9.83         0.02         (0.07)        (0.05)       (0.01)         --            (0.01)        9.77
 July 31, 2002     9.42        (0.01)         0.42          0.41           --          --               --         9.83
 July 31, 2001    12.50        (0.05)        (3.03)        (3.08)          --          --               --         9.42
-----------------------------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005   $11.09       $ 0.01(e)     $ 3.93        $ 3.94       $(0.06)        $--           $(0.06)      $14.97
 July 31, 2004     9.48        (0.02)         1.65          1.63        (0.02)         --            (0.02)       11.09
 July 31, 2003     9.60        (0.04)        (0.08)        (0.12)          --          --               --         9.48
 July 31, 2002     9.22        (0.10)         0.48          0.38           --          --               --         9.60
 July 31, 2001    12.34        (0.15)        (2.97)        (3.12)          --          --               --         9.22
-----------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005   $11.09       $ 0.04(e)     $ 3.91        $ 3.95       $(0.08)        $--           $(0.08)      $14.96
 July 31,
   2004(b)        11.98        (0.01)        (0.88)        (0.89)          --          --               --        11.09
-----------------------------------------------------------------------------------------------------------------------

                                                          RATIOS/SUPPLEMENTAL DATA
                                -----------------------------------------------------------------------------

                                                                  RATIO OF
                                                                    NET
                                                                 INVESTMENT
                                NET ASSETS,      RATIO OF          INCOME          RATIO OF
                                  END OF         EXPENSES        (LOSS) TO       EXPENSES TO
                    TOTAL         PERIOD        TO AVERAGE        AVERAGE          AVERAGE        PORTFOLIO
                RETURN (h)(i)     (000'S)     NET ASSETS (g)   NET ASSETS (g)   NET ASSETS*(g)   TURNOVER (a)
--------------  ---------------------------------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005      36.68%        $1,770           1.96%            0.84%            2.48%           44.06%
 July 31, 2004      17.94%         1,386           1.88%            0.52%            2.39%           78.13%
 July 31, 2003      (0.47)%        1,264           2.10%            0.22%            2.61%          110.44%
 July 31, 2002       4.35%         1,530           1.96%           (0.07)%           2.48%           70.55%
 July 31, 2001     (24.64)%        1,673           1.98%           (0.40)%           2.53%          115.95%
-----------------------------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005      35.66%        $  446           2.71%            0.09%            2.73%           44.06%
 July 31, 2004      17.18%           369           2.64%           (0.23)%           2.65%           78.13%
 July 31, 2003      (1.25)%          424           2.85%           (0.51)%           2.86%          110.44%
 July 31, 2002       4.12%           426           2.71%           (0.91)%           2.74%           70.55%
 July 31, 2001     (25.28)%          473           2.73%           (1.16)%           2.78%          115.95%
-----------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005      35.73%        $  272           2.70%            0.27%            2.74%           44.06%
 July 31,
   2004(b)          (7.43)%            9           2.53%           (0.66)%           2.53%           78.13%
-----------------------------------------------------------------------------------------------------------------------


 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.


(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) For the period from April 30, 2004 (commencement of operations) to July 31, 2004.

(e) Amounts have been calculated using the average daily shares method.

(f) Less than $0.01 per share.

(g) Annualized for periods less than one year.

(h) Not annualized for periods less than one year.

(i) Excludes sales charge and/or redemption fees if applicable.

     PACIFIC CAPITAL FUNDS                       INTERNATIONAL STOCK FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                    INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                            --------------------------------------   -----------------------------------------
                                             NET
                                           REALIZED
                                             AND
                                          UNREALIZED                                  NET
                                            GAINS                                   REALIZED
                                         (LOSSES) ON                                GAINS ON                      NET
                NET ASSET      NET       INVESTMENTS                              INVESTMENTS                    ASSET
                 VALUE,     INVESTMENT   AND FOREIGN    TOTAL FROM      NET       AND FOREIGN                    VALUE,
                BEGINNING     INCOME       CURRENCY     INVESTMENT   INVESTMENT     CURRENCY         TOTAL       END OF
                OF PERIOD     (LOSS)     TRANSACTIONS   ACTIVITIES     INCOME     TRANSACTIONS   DISTRIBUTIONS   PERIOD
-----------------------------------------------------------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005   $ 7.41       $ 0.05(e)     $ 1.52        $ 1.57       $(0.03)       $   --         $(0.03)      $ 8.95
 July 31, 2004     6.46        (0.01)         0.96          0.95           --            --             --         7.41
 July 31, 2003     6.37         0.03          0.06          0.09           --            --             --         6.46
 July 31, 2002     8.15        (0.04)        (1.74)        (1.78)          --            --             --         6.37
 July 31, 2001    14.55        (0.05)        (3.77)        (3.82)          --         (2.58)         (2.58)        8.15
-----------------------------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005   $ 7.10       $(0.01)(e)    $ 1.46        $ 1.45       $(0.01)       $   --         $(0.01)      $ 8.54
 July 31, 2004     6.24        (0.05)         0.91          0.86           --            --             --         7.10
 July 31, 2003     6.18        (0.03)         0.09          0.06           --            --             --         6.24
 July 31, 2002     7.94        (0.07)        (1.69)        (1.76)          --            --             --         6.18
 July 31, 2001    14.35        (0.11)        (3.72)        (3.83)          --         (2.58)         (2.58)        7.94
-----------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005   $ 7.10       $ 0.05(e)     $ 1.39        $ 1.44       $(0.01)       $   --         $(0.01)      $ 8.53
 July 31,
   2004(b)         7.48        (0.01)        (0.37)        (0.38)          --            --             --         7.10
-----------------------------------------------------------------------------------------------------------------------

                                                           RATIOS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------

                                                                RATIO OF NET
                                NET ASSETS,      RATIO OF        INVESTMENT        RATIO OF
                                  END OF       EXPENSES TO      INCOME (LOSS)     EXPENSES TO
                    TOTAL         PERIOD         AVERAGE         TO AVERAGE         AVERAGE        PORTFOLIO
                RETURN (g)(c)     (000'S)     NET ASSETS (d)    NET ASSETS(d)    NET ASSETS*(d)   TURNOVER (a)
--------------  ----------------------------------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005      21.17%        $  949           1.73%            0.60%            2.35%            37.98%
 July 31, 2004      14.71%           884           1.78%           (0.05)%           2.38%           237.06%
 July 31, 2003       1.41%           874           1.84%            0.43%            2.44%           178.04%
 July 31, 2002     (21.84)%        1,137           1.81%           (0.15)%           2.44%           244.40%
 July 31, 2001     (29.92)%        2,210           1.75%           (0.41)%           2.39%           213.53%
-----------------------------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005      20.43%        $  649           2.48%           (0.16)%           2.60%            37.98%
 July 31, 2004      13.78%           608           2.53%           (0.80)%           2.63%           237.06%
 July 31, 2003       0.97%           536           2.59%           (0.36)%           2.69%           178.04%
 July 31, 2002     (22.17)%          612           2.56%           (0.95)%           2.69%           244.40%
 July 31, 2001     (30.48)%          860           2.50%           (1.15)%           2.64%           213.53%
-----------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005      20.30%        $  494           2.42%            0.57%            2.55%            37.98%
 July 31,
   2004(b)          (5.08)%            9           2.60%           (0.45)%           2.71%           237.06%
-----------------------------------------------------------------------------------------------------------------------


 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.


(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) For the period from April 30, 2004 (commencement of operations) to July 31, 2004.

(c) Not Annualized for periods less than one year.

(d) Annualized for periods less than one year.

(e) Amounts have been calculated using the average daily shares method.

(g) Excludes sales charge and/or redemption fees, if applicable.

     PACIFIC CAPITAL FUNDS                                 SMALL CAP FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                    INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                            -------------------------------------   -------------------------------------
                                             NET
                                          REALIZED
                                             AND                                                             NET
                NET ASSET      NET       UNREALIZED                                                         ASSET
                 VALUE,     INVESTMENT      GAINS      TOTAL FROM      NET         NET                      VALUE,
                BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF       TOTAL
                OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN (g)(d)
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005   $16.52       $(0.08)(f)   $ 4.39        $ 4.31       $   --      $(2.73)      $(2.73)      $18.10       27.98%
 July 31, 2004    13.24        (0.02)        3.64          3.62           --       (0.34)       (0.34)       16.52       27.53%
 July 31, 2003    12.15        (0.01)        2.59          2.58        (0.02)      (1.47)       (1.49)       13.24       24.62%
 July 31, 2002    13.47         0.03        (0.36)        (0.33)       (0.03)      (0.96)       (0.99)       12.15       (2.72)%
 July 31, 2001    10.40         0.05         3.90          3.95        (0.08)      (0.80)       (0.88)       13.47       40.28%
----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005   $15.94       $(0.21)      $ 4.22        $ 4.01       $   --      $(2.73)      $(2.73)      $17.22       27.09%
 July 31, 2004    12.89        (0.17)        3.56          3.39           --       (0.34)       (0.34)       15.94       26.48%
 July 31, 2003    11.92        (0.08)        2.52          2.44           --       (1.47)       (1.47)       12.89       23.74%
 July 31, 2002    13.29        (0.06)       (0.35)        (0.41)          --(b)    (0.96)       (0.96)       11.92       (3.38)%
 July 31, 2001    10.31        (0.03)        3.82          3.79        (0.01)      (0.80)       (0.81)       13.29       38.92%
----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005   $15.95       $(0.21)(f)   $ 4.22        $ 4.01       $   --      $(2.73)      $(2.73)      $17.23       27.00%
 July 31,
   2004(c)        15.84        (0.03)        0.14          0.11           --          --           --        15.95        0.69%
----------------------------------------------------------------------------------------------------------------------------------

                                           RATIOS/SUPPLEMENTAL DATA
                ------------------------------------------------------------------------------

                                                  RATIO OF
                NET ASSETS,      RATIO OF        INVESTMENT        RATIO OF
                  END OF       EXPENSES TO     INCOME (LOSS)      EXPENSES TO
                  PERIOD         AVERAGE         TO AVERAGE         AVERAGE        PORTFOLIO
                  (000'S)     NET ASSETS (e)   NET ASSETS (e)   NET ASSETS*(e)    TURNOVER (a)
--------------  ------------------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005   $103,700          1.63%           (0.49)%           2.26%            67.75%
 July 31, 2004     10,625          1.55%           (0.37)%           2.15%            90.26%
 July 31, 2003      1,595          1.60%           (0.08)%           2.20%           105.27%
 July 31, 2002      1,265          1.58%            0.20%            2.20%            81.67%
 July 31, 2001      1,245          1.65%            0.31%            2.29%            90.31%
-----------------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005   $  3,555          2.35%           (1.29)%           2.46%            67.75%
 July 31, 2004      3,099          2.29%           (1.12)%           2.39%            90.26%
 July 31, 2003      2,476          2.35%           (0.83)%           2.45%           105.27%
 July 31, 2002      2,013          2.33%           (0.61)%           2.44%            81.67%
 July 31, 2001        890          2.40%           (0.46)%           2.54%            90.31%
-------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005   $  5,832          2.40%           (1.33)%           2.54%            67.75%
 July 31,
   2004(c)             46          2.32%           (1.27)%           2.42%            90.26%
----------------------------------------------------------------------------------------------------------------------------------


 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.


(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) Less than $0.01 per share.

(c) For the period from April 30, 2004 (commencement of operations) to July 31, 2004.

(d) Not Annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) Amounts have been calculated using the average daily shares method.

(g) Excludes sales charge, if applicable.

     PACIFIC CAPITAL FUNDS                                   MID-CAP FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                    INVESTMENT ACTIVITIES                 DISTRIBUTIONS
                            -------------------------------------   --------------------------
                                             NET
                                          REALIZED                                                NET
                NET ASSET      NET           AND                                                 ASSET
                 VALUE,     INVESTMENT   UNREALIZED    TOTAL FROM      NET                       VALUE,
                BEGINNING     INCOME      GAINS ON     INVESTMENT   INVESTMENT       TOTAL       END OF       TOTAL
                OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD   RETURN (d)(f)
-----------------------------------------------------------------------------------------------------------------------
CLASS A
Period Ended:
 July 31, 2005   $10.33       $ 0.03       $ 2.42        $ 2.45       $(0.03)       $(0.03)      $12.75       23.69%
 July 31,
   2004(b)        10.00         0.02         0.33          0.35        (0.02)        (0.02)       10.33        3.50%
-----------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005   $10.32       $(0.03)      $ 2.39        $ 2.36       $   --        $   --       $12.68       22.87%
 July 31,
   2004(c)        10.23        (0.01)        0.10          0.09           --            --        10.32        0.88%
-----------------------------------------------------------------------------------------------------------------------

                                           RATIOS/SUPPLEMENTAL DATA
                ------------------------------------------------------------------------------

                                                RATIO OF NET
                NET ASSETS,      RATIO OF        INVESTMENT        RATIO OF
                  END OF       EXPENSES TO     INCOME (LOSS)      EXPENSES TO
                  PERIOD         AVERAGE         TO AVERAGE         AVERAGE        PORTFOLIO
                  (000'S)     NET ASSETS (e)   NET ASSETS (e)   NET ASSETS*(e)    TURNOVER (a)
--------------  ------------------------------------------------------------------------------
CLASS A
Period Ended:
 July 31, 2005     $760            1.05%            0.25%            1.95%            97.23%
 July 31,
   2004(b)          186            1.05%            0.34%            2.08%            47.75%
-----------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005     $509            1.80%           (0.50)%           2.21%            97.23%
 July 31,
   2004(c)           10            1.80%           (0.52)%           2.35%            47.75%
-----------------------------------------------------------------------------------------------------------------------


 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.


(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) For the period from December 30, 2003 (commencement of operations) to July 31, 2004.

(c) For the period from April 30, 2004 (commencement of operations) to July 31, 2004.

(d) Not Annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) Excludes sales charge, if applicable.

     PACIFIC CAPITAL FUNDS                              GROWTH STOCK FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                    INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                            -------------------------------------   -------------------------------------
                                             NET
                                          REALIZED
                                             AND                                                             NET
                NET ASSET                UNREALIZED                                                         ASSET
                 VALUE,        NET          GAINS      TOTAL FROM      NET         NET                      VALUE,
                BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF     TOTAL
                OF PERIOD      LOSS      INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN*(C)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005   $ 7.87       $   --       $ 0.81        $ 0.81       $(0.01)     $   --       $(0.01)      $ 8.67      10.29%
 July 31, 2004     7.60        (0.05)        0.32          0.27           --          --           --         7.87       3.55%
 July 31, 2003     6.90        (0.04)        0.74          0.70           --          --           --         7.60      10.14%
 July 31, 2002    10.25        (0.08)       (3.27)        (3.35)          --          --           --         6.90     (32.68)%
 July 31, 2001    19.73        (0.09)       (4.67)        (4.76)          --       (4.72)       (4.72)       10.25     (30.04)%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005   $ 7.43       $(0.07)      $ 0.78        $ 0.71       $   --      $   --       $   --       $ 8.14       9.56%
 July 31, 2004     7.23        (0.11)        0.31          0.20           --          --           --         7.43       2.77%
 July 31, 2003     6.62        (0.09)        0.70          0.61           --          --           --         7.23       9.21%
 July 31, 2002     9.89        (0.14)       (3.13)        (3.27)          --          --           --         6.62     (33.06)%
 July 31, 2001    19.32        (0.16)       (4.55)        (4.71)          --       (4.72)       (4.72)        9.89     (30.51)%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005   $ 7.43       $(0.05)      $ 0.76        $ 0.71       $(0.01)     $   --       $(0.01)      $ 8.13       9.59%
 July 31,
   2004(b)         7.69        (0.02)       (0.24)        (0.26)          --          --           --         7.43      (3.38)%
-------------------------------------------------------------------------------------------------------------------------------

                                     RATIOS/SUPPLEMENTAL DATA
                -------------------------------------------------------------------
                                            RATIO OF
                                              NET
                               RATIO OF    INVESTMENT     RATIO OF
                NET ASSETS,    EXPENSES     LOSS TO     EXPENSES TO
                  END OF      TO AVERAGE    AVERAGE       AVERAGE
                  PERIOD         NET          NET           NET         PORTFOLIO
                  (000'S)     ASSETS (D)   ASSETS (D)   ASSETS**(D)    TURNOVER (A)
--------------  -------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005    $ 9,997        1.40%       (0.06)%        1.91%         174.37%
 July 31, 2004     10,875        1.35%       (0.56)%        1.85%          60.70%
 July 31, 2003     11,231        1.35%       (0.58)%        1.85%          33.11%
 July 31, 2002     11,701        1.34%       (0.80)%        1.86%          36.85%
 July 31, 2001     22,182        1.33%       (0.69)%        1.87%          97.27%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005    $12,127        2.15%       (0.82)%        2.16%         174.37%
 July 31, 2004     12,804        2.10%       (1.31)%        2.10%          60.70%
 July 31, 2003     13,630        2.10%       (1.33)%        2.10%          33.11%
 July 31, 2002     14,431        2.09%       (1.55)%        2.11%          36.85%
 July 31, 2001     24,084        2.08%       (1.45)%        2.12%          97.27%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005    $ 1,987        2.15%       (1.15)%        2.18%         174.37%
 July 31,
   2004(b)             11        2.13%       (1.24)%        2.13%          60.70%
-------------------------------------------------------------------------------------------------------------------------------

*  Excludes sales charge, if applicable.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) For the period from April 30, 2004 (commencement of operations) to July 31, 2004.

(c)  Not Annualized for periods less than one year.

(d) Annualized for periods less than one year.

     PACIFIC CAPITAL FUNDS                         GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                    INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                            -------------------------------------   -------------------------------------

                                             NET
                                          REALIZED
                                             AND                                                             NET
                NET ASSET      NET       UNREALIZED                                                         ASSET
                 VALUE,     INVESTMENT      GAINS      TOTAL FROM      NET         NET                      VALUE,
                BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF     TOTAL
                OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN*(C)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005   $11.65       $ 0.06       $ 1.67        $ 1.73       $(0.06)     $   --       $(0.06)      $13.32      14.83%
 July 31, 2004    10.69         0.01         0.96          0.97        (0.01)         --        (0.01)       11.65       9.11%
 July 31, 2003     9.89         0.02         0.80          0.82        (0.02)         --        (0.02)       10.69       8.31%
 July 31, 2002    13.89           --        (4.00)        (4.00)          --          --           --         9.89     (28.80)%
 July 31, 2001    21.33        (0.03)       (4.72)        (4.75)          --       (2.69)       (2.69)       13.89     (24.39)%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005   $11.06       $(0.04)      $ 1.58        $ 1.54       $(0.03)     $   --       $(0.03)      $12.57      13.93%
 July 31, 2004    10.21        (0.07)        0.92          0.85           --          --           --        11.06       8.33%
 July 31, 2003     9.50        (0.05)        0.76          0.71           --          --           --        10.21       7.47%
 July 31, 2002    13.44        (0.10)       (3.84)        (3.94)          --          --           --         9.50     (29.32)%
 July 31, 2001    20.88        (0.14)       (4.61)        (4.75)          --       (2.69)       (2.69)       13.44     (24.97)%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005   $11.06       $(0.02)      $ 1.57        $ 1.55       $(0.05)     $   --       $(0.05)      $12.56      14.00%
 July 31,
   2004(b)        11.17        (0.02)       (0.09)        (0.11)          --          --           --        11.06      (0.98)%
-------------------------------------------------------------------------------------------------------------------------------

                                     RATIOS/SUPPLEMENTAL DATA
                -------------------------------------------------------------------
                                            RATIO OF
                                              NET
                                           INVESTMENT
                               RATIO OF      INCOME       RATIO OF
                NET ASSETS,    EXPENSES    (LOSS) TO    EXPENSES TO
                  END OF      TO AVERAGE    AVERAGE       AVERAGE
                  PERIOD         NET          NET           NET         PORTFOLIO
                  (000'S)     ASSETS (D)   ASSETS (D)   ASSETS**(D)    TURNOVER (A)
--------------  -------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005    $ 5,554        1.42%        0.42%         1.94%         181.04%
 July 31, 2004      5,539        1.38%        0.12%         1.88%          48.46%
 July 31, 2003      5,548        1.37%        0.24%         1.87%          46.92%
 July 31, 2002      5,696        1.35%       (0.03)%        1.88%          43.28%
 July 31, 2001      9,669        1.35%       (0.16)%        1.89%          43.24%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005    $ 7,193        2.17%       (0.33)%        2.19%         181.04%
 July 31, 2004      7,509        2.13%       (0.63)%        2.13%          48.46%
 July 31, 2003      7,507        2.12%       (0.51)%        2.12%          46.92%
 July 31, 2002      8,222        2.10%       (0.79)%        2.13%          43.28%
 July 31, 2001     13,282        2.10%       (0.92)%        2.14%          43.24%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005    $ 1,911        2.17%       (0.74)%        2.20%         181.04%
 July 31,
   2004(b)             10        2.17%       (0.78)%        2.17%          48.46%
-------------------------------------------------------------------------------------------------------------------------------

*  Excludes sales charge, if applicable.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) For the period from April 30, 2004 (commencement of operations) to July 31, 2004.

(c) Not Annualized for periods less than one year.

(d) Annualized for periods less than one year.

     PACIFIC CAPITAL FUNDS                                     VALUE FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                    INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                            -------------------------------------   -------------------------------------

                                             NET
                                          REALIZED
                                             AND                                                             NET
                NET ASSET      NET       UNREALIZED                                                         ASSET
                 VALUE,     INVESTMENT      GAINS      TOTAL FROM      NET         NET                      VALUE,
                BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF     TOTAL
                OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN*(D)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005   $ 8.37       $ 0.08       $ 1.50        $ 1.58       $(0.08)     $   --       $(0.08)      $ 9.87      18.75%
 July 31, 2004     7.37         0.06         1.00          1.06        (0.06)         --        (0.06)        8.37      14.52%
 July 31, 2003     7.02         0.07         0.35          0.42        (0.07)         --        (0.07)        7.37       6.07%
 July 31, 2002     9.13         0.04        (2.11)        (2.07)       (0.04)         --        (0.04)        7.02     (22.74)%
 July 31, 2001    10.73         0.04        (0.22)        (0.18)       (0.05)      (1.37)       (1.42)        9.13      (1.66)%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005   $ 8.25       $   --       $ 1.48        $ 1.48       $(0.03)     $   --       $(0.03)      $ 9.70      18.00%
 July 31, 2004     7.27           --         0.99          0.99        (0.01)         --        (0.01)        8.25      13.55%
 July 31, 2003     6.93         0.02         0.34          0.36        (0.02)         --        (0.02)        7.27       5.22%
 July 31, 2002     9.04        (0.02)       (2.09)        (2.11)          --          --           --         6.93     (23.34)%
 July 31, 2001    10.65        (0.02)       (0.22)        (0.24)        --(b)      (1.37)       (1.37)        9.04      (2.25)%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005   $ 8.25       $   --       $ 1.50        $ 1.50       $(0.01)     $   --       $(0.01)      $ 9.74      18.00%
 July 31,
   2004(c)         8.19           --         0.06          0.06           --          --           --         8.25       0.87%
-------------------------------------------------------------------------------------------------------------------------------

                                     RATIOS/SUPPLEMENTAL DATA
                -------------------------------------------------------------------
                                            RATIO OF
                                              NET
                                           INVESTMENT
                               RATIO OF      INCOME       RATIO OF
                NET ASSETS,    EXPENSES    (LOSS) TO    EXPENSES TO
                  END OF      TO AVERAGE    AVERAGE       AVERAGE
                  PERIOD         NET          NET           NET         PORTFOLIO
                  (000'S)     ASSETS (E)   ASSETS (E)   ASSETS**(E)    TURNOVER (A)
--------------  -------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005    $2,910         1.36%        0.78%         1.87%         129.24%
 July 31, 2004     2,477         1.33%        0.63%         1.83%          73.48%
 July 31, 2003     2,146         1.32%        1.05%         1.82%          77.62%
 July 31, 2002     2,032         1.30%        0.48%         1.82%          48.18%
 July 31, 2001     2,504         1.31%        0.49%         1.85%          79.05%
------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005    $1,460         2.11%        0.04%         2.12%         129.24%
 July 31, 2004     1,349         2.08%       (0.11)%        2.08%          73.48%
 July 31, 2003     1,291         2.07%        0.31%         2.07%          77.62%
 July 31, 2002     1,427         2.05%       (0.28)%        2.07%          48.18%
 July 31, 2001     1,544         2.06%       (0.26)%        2.10%          79.05%
--------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005    $1,833         2.11%       (0.19)%        2.14%         129.24%
 July 31,
   2004(c)            10         2.11%       (0.05)%        2.11%          73.48%
----------------------------------------------------------------------------------------------------------------------------

*  Excludes sales charge, if applicable.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) Less than $0.01 per share.

(c) For the period from April 30, 2004 (commencement of operations) to July 31, 2004.

(d) Not Annualized for periods less than one year.

(e) Annualized for periods less than one year.

     PACIFIC CAPITAL FUNDS                  DIVERSIFIED FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                    INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                            -------------------------------------   -------------------------------------
                                             NET
                                          REALIZED
                                             AND                                                             NET
                NET ASSET                UNREALIZED                                                         ASSET
                 VALUE,        NET          GAINS      TOTAL FROM      NET         NET                      VALUE,
                BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF     TOTAL
                OF PERIOD     INCOME     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN*(C)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005   $11.05       $0.40        $   --        $ 0.40       $(0.40)     $(0.03)      $(0.43)      $11.02      3.67%
 July 31, 2004    11.28        0.42         (0.03)         0.39        (0.42)      (0.20)       (0.62)       11.05      3.46%
 July 31, 2003    11.22        0.47          0.17          0.64        (0.47)      (0.11)       (0.58)       11.28      5.76%
 July 31, 2002    10.89        0.53          0.33          0.86        (0.53)         --        (0.53)       11.22      8.13%
 July 31, 2001    10.22        0.58          0.67          1.25        (0.58)         --        (0.58)       10.89     12.48%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005   $11.03       $0.32        $   --        $ 0.32       $(0.32)     $(0.03)      $(0.35)      $11.00      2.90%
 July 31, 2004    11.26        0.33         (0.03)         0.30        (0.33)      (0.20)       (0.53)       11.03      2.70%
 July 31, 2003    11.20        0.38          0.17          0.55        (0.38)      (0.11)       (0.49)       11.26      4.96%
 July 31, 2002    10.87        0.45          0.33          0.78        (0.45)         --        (0.45)       11.20      7.34%
 July 31, 2001    10.20        0.50          0.67          1.17        (0.50)         --        (0.50)       10.87     11.68%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005   $11.02       $0.32        $ 0.01        $ 0.33       $(0.32)     $(0.03)      $(0.35)      $11.00      3.00%
 July 31,
   2004(b)        11.02        0.08            --          0.08        (0.08)         --        (0.08)       11.02      0.76%
-------------------------------------------------------------------------------------------------------------------------------

                                     RATIOS/SUPPLEMENTAL DATA
                -------------------------------------------------------------------
                                            RATIO OF
                                              NET
                               RATIO OF    INVESTMENT     RATIO OF
                NET ASSETS,    EXPENSES    INCOME TO    EXPENSES TO
                  END OF      TO AVERAGE    AVERAGE       AVERAGE
                  PERIOD         NET          NET           NET         PORTFOLIO
                  (000'S)     ASSETS (D)   ASSETS (D)   ASSETS**(D)    TURNOVER (A)
--------------  -------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005    $4,577         1.00%        3.58%         1.67%          27.95%
 July 31, 2004     5,222         0.98%        3.72%         1.63%          48.55%
 July 31, 2003     8,841         0.97%        4.04%         1.62%          52.53%
 July 31, 2002     6,755         0.96%        4.86%         1.63%          71.59%
 July 31, 2001     7,702         0.95%        5.43%         1.65%          58.91%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005    $4,019         1.75%        2.83%         1.92%          27.95%
 July 31, 2004     4,397         1.73%        2.97%         1.88%          48.55%
 July 31, 2003     5,193         1.72%        3.30%         1.87%          52.53%
 July 31, 2002     4,997         1.71%        4.11%         1.88%          71.59%
 July 31, 2001     4,367         1.70%        4.67%         1.90%          58.91%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005    $1,188         1.75%        2.90%         1.93%          27.95%
 July 31,
   2004(b)            10         1.75%        2.98%         1.90%          48.55%
-------------------------------------------------------------------------------------------------------------------------------

*  Excludes sales charge, if applicable.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) For the period from April 30, 2004 (commencement of operations) to July 31, 2004.

(c) Not Annualized for periods less than one year.

(d) Annualized for periods less than one year.

     PACIFIC CAPITAL FUNDS                       TAX-FREE SECURITIES FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                    INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                            -------------------------------------   -------------------------------------
                                             NET
                                          REALIZED
                                             AND                                                             NET
                NET ASSET                UNREALIZED                                                         ASSET
                 VALUE,        NET          GAINS      TOTAL FROM      NET         NET                      VALUE,
                BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF     TOTAL
                OF PERIOD     INCOME     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN*(C)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005   $10.72       $ 0.41       $(0.04)       $ 0.37       $(0.41)     $(0.16)      $(0.57)      $10.52       3.49%
 July 31, 2004    10.75         0.44         0.02          0.46        (0.44)      (0.05)       (0.49)       10.72       4.32%
 July 31, 2003    10.86         0.43        (0.05)         0.38        (0.43)      (0.06)       (0.49)       10.75       3.54%
 July 31, 2002    10.74         0.45         0.23          0.68        (0.45)      (0.11)       (0.56)       10.86       6.47%
 July 31, 2001    10.29         0.47         0.45          0.92        (0.47)         --        (0.47)       10.74       9.07%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005   $10.72       $ 0.33       $(0.04)       $ 0.29       $(0.33)     $(0.16)      $(0.49)      $10.52       2.71%
 July 31, 2004    10.75         0.35         0.02          0.37        (0.35)      (0.05)       (0.40)       10.72       3.55%
 July 31, 2003    10.85         0.35        (0.04)         0.31        (0.35)      (0.06)       (0.41)       10.75       2.86%
 July 31, 2002    10.74         0.37         0.22          0.59        (0.37)      (0.11)       (0.48)       10.85       5.58%
 July 31, 2001    10.29         0.39         0.45          0.84        (0.39)         --        (0.39)       10.74       8.28%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005   $10.72       $ 0.33       $(0.03)       $ 0.30       $(0.33)     $(0.16)      $(0.49)      $10.53       2.83%
 July 31,
   2004(b)        10.72         0.09           --          0.09        (0.09)         --        (0.09)       10.72       0.82%
-------------------------------------------------------------------------------------------------------------------------------

                                     RATIOS/SUPPLEMENTAL DATA
                -------------------------------------------------------------------
                                            RATIO OF
                                              NET
                               RATIO OF    INVESTMENT     RATIO OF
                NET ASSETS,    EXPENSES    INCOME TO    EXPENSES TO
                  END OF      TO AVERAGE    AVERAGE       AVERAGE
                  PERIOD         NET          NET           NET         PORTFOLIO
                  (000'S)     ASSETS (D)   ASSETS (D)   ASSETS**(D)    TURNOVER (A)
--------------  -------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005    $8,973         1.00%        3.83%         1.67%           8.65%
 July 31, 2004     9,928         0.97%        4.03%         1.62%           8.87%
 July 31, 2003    11,829         0.96%        3.93%         1.61%           1.24%
 July 31, 2002    11,765         0.94%        4.17%         1.61%          13.40%
 July 31, 2001     8,413         0.95%        4.41%         1.64%          19.05%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005    $3,544         1.75%        3.08%         1.92%           8.65%
 July 31, 2004     4,054         1.72%        3.28%         1.87%           8.87%
 July 31, 2003     4,643         1.71%        3.18%         1.86%           1.24%
 July 31, 2002     5,458         1.69%        3.42%         1.86%          13.40%
 July 31, 2001     5,019         1.70%        3.65%         1.89%          19.05%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005    $   10         1.74%        3.09%         1.90%           8.65%
 July 31,
   2004(b)        $   10         1.74%        3.22%         1.89%           8.87%
-------------------------------------------------------------------------------------------------------------------------------

*  Excludes sales charge, if applicable.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) For the Period from April 30, 2004 (commencement of operations) to July 31, 2004.

(c) Not Annualized for periods less than one year.

(d) Annualized for periods less than one year.

     PACIFIC CAPITAL FUNDS  SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES
                                     FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                    INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                            -------------------------------------   -------------------------------------
                                             NET
                                          REALIZED
                                             AND                                                             NET
                NET ASSET                UNREALIZED                                                         ASSET
                 VALUE,        NET          GAINS      TOTAL FROM      NET         NET                      VALUE,
                BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF     TOTAL
                OF PERIOD     INCOME     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN*(C)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005   $ 9.80       $0.26        $(0.14)       $0.12        $(0.26)     $   --(e)    $(0.26)      $ 9.66      1.27%
 July 31, 2004     9.97        0.25         (0.13)        0.12         (0.25)      (0.04)       (0.29)        9.80      1.11%
 July 31, 2003    10.06        0.31          0.02         0.33         (0.31)      (0.11)       (0.42)        9.97      3.28%
 July 31, 2002     9.81        0.34          0.30         0.64         (0.34)      (0.05)       (0.39)       10.06      6.68%
 July 31, 2001     9.30        0.45          0.51         0.96         (0.45)         --        (0.45)        9.81     10.58%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005   $ 9.80       $0.19        $(0.15)       $0.04        $(0.19)     $   --(e)    $(0.19)      $ 9.65      0.40%
 July 31,
   2004(b)         9.84        0.04         (0.04)          --         (0.04)         --        (0.04)        9.80      0.04%
-------------------------------------------------------------------------------------------------------------------------------

                                     RATIOS/SUPPLEMENTAL DATA
                -------------------------------------------------------------------
                                            RATIO OF
                                              NET
                               RATIO OF    INVESTMENT     RATIO OF
                NET ASSETS,    EXPENSES    INCOME TO    EXPENSES TO
                  END OF      TO AVERAGE    AVERAGE       AVERAGE
                  PERIOD         NET          NET           NET         PORTFOLIO
                  (000'S)     ASSETS (D)   ASSETS (D)   ASSETS**(D)    TURNOVER (A)
--------------  -------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005    $1,781         0.80%        2.69%         1.59%          35.32%
 July 31, 2004     1,724         0.80%        2.48%         1.55%          49.42%
 July 31, 2003     5,327         0.80%        2.93%         1.55%          17.50%
 July 31, 2002     2,148         0.81%        3.44%         1.57%          62.60%
 July 31, 2001     1,090         0.90%        4.66%         1.65%         107.46%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005    $  631         1.55%        1.99%         1.84%          35.32
 July 31,
   2004(b)            10         1.55%        1.75%         1.82%          49.42%
-------------------------------------------------------------------------------------------------------------------------------

*  Excludes sales charge, if applicable.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) For the period from April 30, 2004 (commencement of operations) to July 31, 2004.

(c) Not Annualized for periods less than one year.

(d) Annualized for periods less than one year.

(e) Less than $0.01 per share.

     PACIFIC CAPITAL FUNDS    TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                    INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                            -------------------------------------   -------------------------------------
                                             NET
                                          REALIZED
                                             AND                                                             NET
                NET ASSET                UNREALIZED                                                         ASSET
                 VALUE,        NET          GAINS      TOTAL FROM      NET         NET                      VALUE,
                BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF     TOTAL
                OF PERIOD     INCOME     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN*(C)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005   $10.30       $0.23        $(0.09)       $ 0.14       $(0.23)     $   --       $(0.23)      $10.21       1.40%
 July 31, 2004    10.36        0.22         (0.06)         0.16        (0.22)         --        (0.22)       10.30       1.53%
 July 31, 2003    10.39        0.25          0.02          0.27        (0.25)      (0.05)       (0.30)       10.36       2.62%
 July 31, 2002    10.18        0.29          0.21          0.50        (0.29)         --        (0.29)       10.39       4.98%
 July 31, 2001     9.86        0.35          0.32          0.67        (0.35)         --        (0.35)       10.18       6.89%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005   $10.31       $0.16        $(0.10)       $ 0.06       $(0.16)     $   --       $(0.16)      $10.21       0.54%
 July 31,
   2004(b)        10.32        0.04         (0.01)         0.03        (0.04)         --        (0.04)       10.31       0.26%
-------------------------------------------------------------------------------------------------------------------------------

                                     RATIOS/SUPPLEMENTAL DATA
                -------------------------------------------------------------------

                   NET                    RATIO OF NET
                 ASSETS,     RATIO OF      INVESTMENT     RATIO OF
                 END OF     EXPENSES TO    INCOME TO     EXPENSES TO
                 PERIOD     AVERAGE NET   AVERAGE NET    AVERAGE NET    PORTFOLIO
                 (000'S)    ASSETS (D)     ASSETS (D)    ASSETS**(D)   TURNOVER (A)
--------------  -------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005   $3,784        1.00%          2.26%         1.62%          28.31%
 July 31, 2004    4,781        0.97%          2.09%         1.58%          11.30%
 July 31, 2003    2,322        0.97%          2.40%         1.58%           6.01%
 July 31, 2002    2,157        0.98%          2.82%         1.61%          37.24%
 July 31, 2001    1,732        0.98%          3.48%         1.63%          73.06%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005   $   10        1.75%          1.52%         1.87%          28.31%
 July 31,
   2004(b)           10        1.72%          1.41%         1.83%          11.30%
-------------------------------------------------------------------------------------------------------------------------------

*  Excludes sales charge, if applicable.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) For the period from April 30, 2004 (commencement of operations) to July 31, 2004.

(c) Not Annualized for periods less than one year.

(d) Annualized for periods less than one year.

     PACIFIC CAPITAL FUNDS                    ULTRA SHORT GOVERNMENT FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                    INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                            -------------------------------------   -------------------------------------
                                             NET
                                          REALIZED
                                             AND                                                             NET
                NET ASSET                UNREALIZED                                                         ASSET
                 VALUE,        NET          GAINS      TOTAL FROM      NET         NET                      VALUE,
                BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF     TOTAL
                OF PERIOD     INCOME     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN*(d)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005   $10.10       $ 0.18       $(0.06)       $ 0.12       $(0.18)     $   --       $(0.18)      $10.04       1.19%
 July 31, 2004    10.24         0.18        (0.14)         0.04        (0.18)         --        (0.18)       10.10       0.36%
 July 31, 2003    10.31         0.23        (0.06)         0.17        (0.23)      (0.01)       (0.24)       10.24       1.67%
 July 31, 2002    10.20         0.30         0.11          0.41        (0.30)         --(b)     (0.30)       10.31       4.10%
 July 31, 2001    10.02         0.55         0.18          0.73        (0.55)         --        (0.55)       10.20       7.46%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005   $10.10       $ 0.10       $(0.06)       $ 0.04       $(0.10)     $   --       $(0.10)      $10.04       0.43%
 July 31, 2004    10.24         0.10        (0.14)        (0.04)       (0.10)         --        (0.10)       10.10      (0.38)%
 July 31, 2003    10.31         0.15        (0.06)         0.09        (0.15)      (0.01)       (0.16)       10.24       0.91%
 July 31, 2002    10.21         0.22         0.10          0.32        (0.22)         --(b)     (0.22)       10.31       3.22%
 July 31, 2001    10.02         0.48         0.19          0.67        (0.48)         --        (0.48)       10.21       6.79%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005   $10.10       $ 0.10       $(0.06)       $ 0.04       $(0.10)     $   --       $(0.10)      $10.04       0.43%
 July 31,
   2004(c)        10.15         0.02        (0.05)        (0.03)       (0.02)         --        (0.02)       10.10      (0.26)%
-------------------------------------------------------------------------------------------------------------------------------

                                     RATIOS/SUPPLEMENTAL DATA
                -------------------------------------------------------------------

                   NET                    RATIO OF NET
                 ASSETS,     RATIO OF      INVESTMENT     RATIO OF
                 END OF     EXPENSES TO    INCOME TO     EXPENSES TO
                 PERIOD     AVERAGE NET   AVERAGE NET    AVERAGE NET    PORTFOLIO
                 (000'S)    ASSETS (e)     ASSETS (e)    ASSETS**(e)   TURNOVER (a)
--------------  -------------------------------------------------------------------
CLASS A
Year Ended:
 July 31, 2005   $6,552        0.62%          1.76%         1.47%          64.16%
 July 31, 2004    8,743        0.62%          1.74%         1.43%         111.13%
 July 31, 2003   12,787        0.62%          2.23%         1.42%          17.41%
 July 31, 2002   14,116        0.62%          2.93%         1.42%          26.15%
 July 31, 2001   15,002        0.64%          5.20%         1.51%           8.22%
------------------------------------------------------------------------------------------------
CLASS B
Year Ended:
 July 31, 2005   $1,609        1.37%          1.01%         1.72%          64.16%
 July 31, 2004    1,965        1.37%          0.99%         1.68%         111.13%
 July 31, 2003    1,994        1.37%          1.46%         1.67%          17.41%
 July 31, 2002    1,403        1.37%          2.14%         1.67%          26.15%
 July 31, 2001      858        1.39%          4.48%         1.76%           8.22%
--------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended:
 July 31, 2005   $1,834        1.37%          1.20%         1.72%          64.16%
 July 31,
   2004(c)           10        1.37%          0.85%         1.58%         111.13%
----------------------------------------------------------------------------------------------------------------------------

*  Excludes sales charge, if applicable.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) Less than $0.01 per share.

(c) Period from April 30, 2004 (commencement of operations) to July 31, 2004.

(d) Not Annualized for periods less than one year.

(e) Annualized for periods less than one year.

Please print clearly and complete all steps 1 through 7 and mail to:
PACIFIC CAPITAL FUNDS
P.O. BOX 182130, COLUMBUS OH 43218-2130
FOR ASSISTANCE, PLEASE CALL 800-258-9232
                                                    [PACIFIC CAPITAL FUNDS LOGO]
  STEP 1  ACCOUNT REGISTRATION
  DO NOT USE THIS APPLICATION TO ESTABLISH AN INDIVIDUAL RETIREMENT ACCOUNT

1A: CHECK ONE

    [ ]  Individual          [ ]  Joint Account*              [ ]  Gift/Transfer to a Minor    [ ]  Trust, Corporation,
                                  (cannot be a minor)              (UGMA/UTMA)                      Partnership or other
                                                                                                    Entity**

*Joint Accounts will be Tenants with Rights of Survivorship unless otherwise specified.

**Attach a copy of the appropriate bylaws, corporate resolutions, a list of authorized traders or trust documents establishing authority to open this account. In addition, provide a copy of the IRS Issuance Letter for your Employer Identification or Tax Identification Number. If any such agreements or resolutions are not in existence, please contact Pacific Capital Funds at 800-258-9232 for further assistance.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you are required to provide your name, residential address, date of birth, and identification number. We may require other information that will allow us to identify you.

1B: ACCOUNT NAME

                                                               M   M   D   D   Y   Y   Y   Y

------------------------------------------------------------    --------------------------         -----------------------------
INDIVIDUAL (Legal Name: First/Middle/Last)                             Date of Birth                  Social Security Number

------------------------------------------------------------    --------------------------         -----------------------------
JOINT OWNER -- IF ANY (Legal Name: First/Middle/Last)                  Date of Birth                  Social Security Number

------------------------------------------------------------    --------------------------         -----------------------------
NAME OF CUSTODIAN (only one) as custodian for                    Custodian's Date of Birth      Custodian's Social Security Number

------------------------------------------------------------    --------------------------         -----------------------------
Name of Minor (only one)                      Minor's State        Minor's Date of Birth          Minor's Social Security Number
of Residence

------------------------------------------------------------    --------------------------         -----------------------------
NAME OF TRUST/CORPORATION/PARTNERSHIP/OTHER ENTITY                     Date of Trust                       Tax ID Number

------------------------------------------------------------
Name of Trustee(s)                                     Trust
Date

1C: ADDRESS AND TELEPHONE NUMBER

--------------------------------------------------------------------------------
Street Address (Residential or Business -- no P.O. Box)   City   State  Zip

Daytime Phone: (     )        Evening Phone: (     )        Email Address:  ____

1D: SECONDARY ADDRESS

--------------------------------------------------------------------------------
Mailing Address (If different from above -- P.O. Box and A.P.O. Box acceptable)

--------------------------------------------------------------------------------
Daytime Telephone Number          Evening Telephone Number         Email Address

CITIZENSHIP     [ ] U.S. Citizen    [ ] Non-resident Alien (Attach IRS Form W-8.
Dividends are subject to tax withholding.)                    [ ] Resident Alien

Note: For non-resident aliens, in addition to submitting an IRS Form W-8, the following is required: a taxpayer identification number, passport number and country of issuance, alien identification card number, or number and country of issuance of any other government-issued document evidencing nationality or residence and bearing a photograph or similar safeguard and a copy of the document. Please indicate form of identification:

[ ] Alien ID Card        [ ] Passport        [ ] Other

Alternate Identification Number:   Issuing body:   Country of Origin:

ARE YOU OR AN IMMEDIATE FAMILY MEMBER AFFILIATED WITH OR WORKING FOR A MEMBER FIRM OF A STOCK EXCHANGE OR THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.?

[ ] No    [ ] Yes    Name of Institution

  STEP 2: FUND SELECTION AND INITIAL INVESTMENT AMOUNT

2A: INITIAL INVESTMENT & FUND SELECTION  Minimum initial investment in any Fund is $1,000.
                                         Subsequent investments, $50.

CHECK ONE:     [ ]  A Shares       [ ]  C Shares

FUND NAME                       AMOUNT
---------                       ------

New Asia Growth Fund             $ ----------------
International Stock Fund         $ ----------------
Small Cap Fund                   $ ----------------
Mid-Cap Fund                     $ ----------------
Growth Stock Fund                $ ----------------
Growth & Income Fund             $ ----------------

FUND NAME                       AMOUNT
---------                       ------

Value Fund                       $ ----------------
Diversified Fixed Income Fund    $ ----------------
SI US Government Securities      $ ----------------
  Fund
Ultra Short Government Fund      $ ----------------
Tax Free Securities Fund         $ ----------------
Tax Free SI Securities Fund      $ ----------------

TOTAL INVESTMENT: $
-------------------------

*PLEASE MAKE CHECK PAYABLE TO: Pacific Capital Funds. MAIL TO: P.O.Box 182130, Columbus, OH 43218-2130

  STEP 3: SPECIAL PURCHASE AND REDEMPTION OPTIONS

3A: TELEPHONE EXCHANGE          [ ] DECLINE

I elect the telephone privileges as described in the prospectus. This option will automatically be added to your account unless you decline.

3B: RIGHTS OF ACCUMULATION (Class A Shares only. See the prospectus for qualifications.)

A family member or I own shares of more than one fund in the Pacific Capital Funds, which may entitle me to a reduced sales charge. The shareholder account number(s) are:

Fund Name   Fund Name   Fund Name

Account #   Account #   Account #

3C: LETTER OF INTENT You may qualify for reduced sales charges if you plan to make additional investments within A 13-MONTH PERIOD.*
Class A shares only. Please see prospectus for details.

[ ] I agree to the terms of the Letter of Intent set forth in the prospectus. Although I am not obligated to do so, it is my intention to invest over a 13-month period in Class A Shares of the Pacific Capital Funds an aggregate amount at least equal to that which is checked below.*

[ ] $50,000     [ ] $100,000     [ ] $250,000     [ ] $500,000    [ ] $1,000,000

*Accumulated investments must aggregate at least $100,000 for reduced sales charges to apply to purchase of shares of the Short-Intermediate U.S. Government Securities Fund or the Tax Free Short-Intermediate Securities Fund.

  STEP 4:  ELECTRONIC FUNDS TRANSFER INSTRUCTIONS

4A: For your convenience you may authorize the Pacific Capital Funds to transfer money between your bank account and your Pacific Capital Fund Account as described in Steps 4B, 4C, and 4D.

                                     By attaching a voided check or deposit slip below and
           ATTACH                    signing Step 6, I authorize credits/debits to/from this bank
            YOUR                     account in conjunction with the account options selected. I
           VOIDED                    understand for the selected options involving wire
         CHECK HERE                  transaction, that my bank may charge me wire fees. I agree
         (We cannot                  that the Fund and its agents may make additional attempts to
      establish these                debit/credit my account if the initial attempt fails and
          services                   that I will be liable for any associated costs. All account
        without it)                  options selected shall become part of the terms,
       DO NOT STAPLE                 representations and conditions of this application.
                                     ------------------------------------------------------------
                                     Signature(s) of depositor (if different from signature in
                                     Step 6)
                                     ------------------------------------------------------------
                                     Signature of designated Co-Bank Account Owner
                                     This is a:      [ ] checking account      [ ] savings
                                     account
                                     ------------------------
                                     ------------------------------------------------------
                                     Bank Name                Account
                                     Number                      ABA Number

4B: DISTRIBUTIONS All dividends and capital gains will be automatically reinvested unless otherwise indicated below.

Dividends are to be: [ ] Reinvested  [ ] Paid in cash*      Capital gains are to
be: [ ] Reinvested  [ ] Paid in cash*
*For cash dividends, please select one of the following options:

[ ]  Wire directly into my financial institution account as indicated in Step 4A
[ ]  Mail check to my address listed in Step 1C
[ ]  Mail check to my address listed in Step 1D

4C: AUTOMATIC INVESTMENT PLAN Permits you to automatically invest in your Fund account through your bank account. The minimum initial purchase in any Fund is reduced to $100 when you elect this service. Subsequent investments, $50. YOU MUST COMPLETE STEP 4A AND ATTACH A VOIDED CHECK.
I would like the plan to begin the month of  __________________ 20 ____

                                                                                       CHECK ONE INVESTMENT INTERVAL
                                                                                   MONTHLY           QUARTERLY     BI-WEEKLY
                                                                               5(TH)    20(TH)    5(TH)    20(TH)  5TH/20(TH)
FUND NAME:                                     AMOUNT:  $                      [ ]       [ ]      [ ]       [ ]       [ ]
            ---------------------------------           ------------------
                                                        $                      [ ]       [ ]      [ ]       [ ]       [ ]
                                                        ------------------
            ---------------------------------
                                                        $                      [ ]       [ ]      [ ]       [ ]       [ ]
                                                        ------------------
            ---------------------------------
                                                TOTAL:  $                      [ ]       [ ]      [ ]       [ ]       [ ]
                                                        ------------------

4D: AUTOMATIC WITHDRAWAL PLAN Permits you to automatically redeem shares from your Fund account. Your Fund account balance must be $10,000 or more to select this option. The minimum withdrawal amount is $100 per transaction.
I would like the plan to begin the month of  __________________ 20 ____

                                                                                       CHECK ONE INVESTMENT INTERVAL
                                                                                   MONTHLY           QUARTERLY     BI-WEEKLY
                                                                               5(TH)    20(TH)    5(TH)    20(TH)  5TH/20(TH)
FUND NAME:                                     AMOUNT:  $                      [ ]       [ ]      [ ]       [ ]       [ ]
            ---------------------------------           ------------------
                                                        $                      [ ]       [ ]      [ ]       [ ]       [ ]
                                                        ------------------
            ---------------------------------
                                                        $                      [ ]       [ ]      [ ]       [ ]       [ ]
                                                        ------------------
            ---------------------------------
                                                TOTAL:  $                      [ ]       [ ]      [ ]       [ ]       [ ]
                                                        ------------------

AUTOMATIC WITHDRAWAL PROGRAM PAYMENT METHOD OPTIONS:

[ ] BY CHECK                          [ ] BY ELECTRONIC TRANSFER*                               *Select method of transfer:
 To your address listed in Step 1C     To your financial institution indicated in Step 4A    [ ] ACH -- Automated Clearing
                                                                                             House
                                                                                             [ ] WIRE

  STEP 5:  DUPLICATE STATEMENTS & CONFIRMATIONS.

(Unless indicated, duplicate statements and confirmations will be sent to address below.)

Please send duplicate  [ ] statements    and/or    [ ] confirmations to:


-----------------------------------------------------------------------------------------------------------------------------
Name                                             Company

-----------------------------------------------------------------------------------------------------------------------------
Address                                          City                            State               Zip

  STEP 6:  SIGNATURE AND CERTIFICATION

BY SIGNING BELOW, I CERTIFY THAT:

- I/We authorize the Pacific Capital Funds and its agents to act upon these instructions for the features that have been checked.

- I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, Pacific Capital Funds and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Pacific Capital Fund account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We understand that in the event of such deficiency, Pacific Capital Funds and its agents will first liquidate shares of the Pacific Capital Funds to which the purchase transaction relates, and then, in the discretion of Pacific Capital Funds and its agents, shares of any other Pacific Capital Fund in my/our Fund account and to charge the account for any related charges.

- I/We acknowledge that shares purchased either through Automatic Investment or Telephone Investment are subject to applicable sales charges.

- The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Pacific Capital Fund(s) designated above and has received and read a current Prospectus of such Fund(s) and agrees to its terms. Pacific Capital Funds, Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number, name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt.

UNDER PENALTY OF PERJURY, I CERTIFY THAT:

1. The number shown on this application is my correct taxpayer identification number (or I am waiting for a number to be issued to me);and; 2.

2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service
   (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends; (c) the IRS has notified me that I am no longer subject to backup withholding (does not apply to real estate transactions, mortgage interest paid, the acquisition or abandonment of secured property, contributions to an Individual Retirement Account (IRA), and payments other than interest and dividends), and;

3. I am a U.S. person (including a U.S. resident alien)

CERTIFICATION INSTRUCTIONS -- YOU MUST CROSS OUT ITEM(2) ABOVE IF YOU ARE SUBJECT TO BACKUP WITHHOLDING.
The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW. FOR A TRUST, ALL TRUSTEES MUST SIGN.*


--------------------------------------------------------------------------------------------------------------------------
Individual (or Custodian)                        Joint Registrant (if any)                        Date

--------------------------------------------------------------------------------------------------------------------------
Corporate Officer, Partner, Trustee(s), etc.     Title                                            Date

*FOR A TRUST, CORPORATION OR ASSOCIATION,THIS FORM MUST BE ACCOMPANIED BY PROOF OF AUTHORITY TO SIGN, SUCH AS A CERTIFIED COPY OF THE CORPORATE RESOLUTION OR A CERTIFICATE OF INCUMBENCY UNDER THE TRUST INSTRUMENT.

You will receive a confirmation statement showing your fund account number, dollar amount received, shares purchased and price paid per share. For assistance please call 1-800-258-9232.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board or any other agency.
  STEP 7:  INVESTMENT DEALER OR BROKER

(Important -- to be completed by Dealer or Broker. Please make sure you have a dealer agreement with the Pacific Capital Funds)


---------------------------------------------------------------------------------------------------------------------------
Dealer Name                    Dealer/Branch Number           Branch Office Address          City, State and Zip

---------------------------------------------------------------------------------------------------------------------------
Rep Name                       Rep Number                     Rep Telephone Number           Authorized Signature

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Pacific Capital Funds, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS/FORM N-Q:

The Funds' Annual and Semi-Annual reports to shareholders contain additional information on the Funds' investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. In addition, the Funds' file their complete portfolio schedule as of the end of their first and third fiscal quarters with the Securities and Exchange Commission on Form N-Q.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including operations, proxy voting and investment policies. A discussion of the Trust's policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference and is legally considered a part of this prospectus.

You can obtain free copies of Annual Reports, Semi-Annual Reports, Form N-Q and the SAI, or request other information and discuss your questions about the Funds, by contacting the Pacific Capital Funds or a broker/dealer that sells the Funds. To contact Pacific Capital Funds:

                            PACIFIC CAPITAL FUNDS

                            P.O. BOX 182130

                            COLUMBUS, OHIO 43218-2130

                            TELEPHONE: 1-800-258-9232

                            WEBSITE: WWW.PACIFICCAPITALFUNDS.COM

E-DELIVERY OF SHAREHOLDER REPORTS:

Pacific Capital Funds shareholders can now sign up to receive Prospectuses, Annual Reports, Semi-Annual Reports and other Fund updates electronically instead of through the mail. To go paperless, register for E-Delivery today by logging onto www.pacificcapitalfunds.com.
You can review and copy the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. For the hours of operation for the Public Reference Room call 1-202-942-8090. You can receive text-only copies:

- For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request, by emailing the SEC at: publicinfo@sec.gov

- At no charge from the EDGAR database on the SEC's Website at http://www.sec.gov
Investment Company Act file no. 811-7454.

                                               [PACIFIC CAPITAL FUNDS LOGO]
PCPPUAB1205

                          [PACIFIC CAPITAL FUNDS LOGO]

                                December 1, 2005

                              New Asia Growth Fund
                            International Stock Fund
                                 Small Cap Fund
                                  Mid-Cap Fund
                               Growth Stock Fund
                             Growth and Income Fund
                                   Value Fund
                         Diversified Fixed Income Fund
                            Tax-Free Securities Fund
               Short Intermediate U.S. Government Securities Fund
                  Tax-Free Short Intermediate Securities Fund
                          Ultra Short Government Fund

                                    Class Y
                              Institutional Shares

--------------------------------------------------------------------------------
        The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                   QUESTIONS?

                  Call 800-258-9232 between 8 a.m. and 9 p.m.
            Eastern time or contact your investment representative.

         PACIFIC CAPITAL FUNDS                         TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]
Carefully review this                             3  New Asia Growth Fund
important section, which                          7  International Stock Fund
summarizes each Fund's                           11  Small Cap Fund
investments, risks, past                         15  Mid-Cap Fund
performance, and fees.                           18  Growth Stock Fund
                                                 21  Growth and Income Fund
                                                 24  Value Fund
                                                 27  Diversified Fixed Income Fund
                                                 30  Tax-Free Securities Fund
                                                 34  Short Intermediate U.S. Government Securities Fund
                                                 37  Tax-Free Short Intermediate Securities Fund
                                                 41  Ultra Short Government Fund

                                                PRINCIPAL RISKS

                                      [ICON]
Review this section for                          44  Discussion of Risks
details on each Fund's
principal risks.

                                                FUND MANAGEMENT

                                      [ICON]
Review this section for                          47  The Investment Adviser
details on the people and                        47  The Sub-Advisers
organizations who oversee                        48  Portfolio Managers
the Funds.                                       50  The Distributor, Administrator and
                                                     Sub-Administrator

                                                SHAREHOLDER INFORMATION

                                      [ICON]
Review this section for                          51  Pricing of Fund Shares
details on how shares are                        52  Purchasing and Adding to Your Shares
valued, how to purchase,                         55  Selling Your Shares
sell and exchange shares,                        57  General Policies on Selling Shares
related charges, and                             58  Exchanging Your Shares
payments of dividends and                        60  Dividends, Distributions and Taxes
distributions.

                                                FINANCIAL HIGHLIGHTS

                                      [ICON]
Review this section for                          62
details on selected
financial highlights of the
Funds.

Pacific Capital Funds (referred to in this prospectus as the "Trust") is a professionally managed, open-end, management investment company with multiple funds available for investment (referred to as "Funds"). The Asset Management Group of Bank of Hawaii (referred to as the "Adviser") is the investment adviser to the Funds. Day-to-day management of certain Funds is performed by investment sub-advisers (referred to as "Sub-Advisers").
 2

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES    NEW ASIA GROWTH FUND

                     RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE        - Long term capital appreciation

    PRINCIPAL                   The New Asia Growth Fund invests at least 80% of its net
    INVESTMENT STRATEGIES       assets plus borrowings for investment purposes in common and preferred stocks of companies located in the countries of
                                Asia (other than Japan) and securities that are convertible into such common stocks. (The Fund will provide its
                                shareholders with at least 60 days' prior notice of any
                                change in this non-fundamental investment policy.) The Fund may invest in these securities directly, or indirectly
                                through other investment companies or trusts that invest the majority of their assets in such securities. Asian countries include, but are not limited to, Hong Kong, China, India,
                                Indonesia, South Korea, Malaysia, the Philippines,
                                Singapore, Taiwan, Pakistan, Bangladesh, Sri Lanka and
                                Thailand. An issuer is considered to be located in an Asian country if it is organized under the laws of the country, if it derives 50% or more of its total revenues from business in the country, or if its equity securities are traded
                                principally on a securities exchange in the country. The
                                Fund does not limit its investments to any particular type or size of company. The Fund focuses on companies whose
                                earnings its Sub-Adviser, First State (Hong Kong) LLC,
                                expects to grow or whose share price it believes is
                                undervalued.

                                In selecting and maintaining a portfolio of investments in any country, the Fund's Sub-Adviser, First State (Hong Kong)
                                LLC, considers the investment instruments traded in the
                                country's stock markets and the upside potential of such
                                markets (including the economic, political and social
                                factors affecting each country and the prospects for
                                improvements in these factors in the short, medium and long term). The Fund does not give important consideration to
                                current income from dividends and interest in selecting
                                portfolio securities.

                                The Fund may invest to a lesser degree in debt securities
                                and other instruments if the Adviser or the Sub-Adviser
                                believes they would help achieve the Fund's objective; up to
                                10% of its net assets may be invested in debt securities
                                rated below investment grade ("junk bonds"). The Fund may
                                also invest up to 20% of its net assets in any combination of equity, investment grade debt and convertible securities of issuers located outside the Asian countries noted above, including the United States, and may use derivative
                                instruments such as futures contracts, options and other
                                investment techniques for the purpose of cash flow
                                management and/or risk reduction.

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND


    PRINCIPAL                   Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS            with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                Fund, or the Fund could underperform other investments.

                                The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. In addition, the performance of foreign
                                securities depends on different political and economic
                                environments and other overall economic conditions in the
                                countries where the Fund invests. Emerging country markets involve greater risk and volatility then more developed
                                markets. Since the Fund invests significantly in securities of issuers in one or more Asian countries, such as Hong Kong and Taiwan, and issuers in any one country may from time to time represent more than 20% of the Fund's portfolio, it
                                also will be affected by a variety of economic and political factors specific to those countries. The values of the
                                Fund's investments in convertible and debt securities, if
                                any, are also affected by interest rates; if rates rise, the values of these investments may fall. Investments by the
                                Fund in junk bonds, if any, are considered speculative and the value of investments in derivative instruments, if any, may rise or fall more rapidly than other investments.

    PORTFOLIO HOLDINGS          A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                available in the Statement of Additional Information.

    WHO MAY                     Consider investing in the Fund if you:
    WANT TO INVEST?               - want potential capital appreciation and are willing to
                                    accept the higher risks associated with investing in
                                    emerging country stocks
                                  - are investing for long-term goals
                                  - want professional portfolio management
                                This Fund is not appropriate for anyone seeking:
                                  - safety of principal
                                  - regular income
                                  - a short term investment
                                An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES
                                    [BAR CHART IN %]

1996                                                                             16.13
97                                                                              -24.50
98                                                                              -10.83
99                                                                               97.30
00                                                                              -33.88
01                                                                                4.03
02                                                                              -15.49
03                                                                               43.98
04                                                                               16.14

                                       The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

                                       FOR THE PERIOD JANUARY 1, 2005 THROUGH
                                       SEPTEMBER 30, 2005, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 14.07%.

                                                                   Best quarter:   Q4 1999     44.81%
                                                                   Worst quarter:  Q2 1998    -27.22%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2004)
The chart and table on this page show how the New Asia Growth Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly pre-tax performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Morgan Stanley Capital International
(MSCI) All Country (AC) Far East Index (excluding Japan), a widely recognized index of stock markets in that region.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE    PAST     PAST 5      SINCE
                                     INCEPTION     YEAR      YEARS    INCEPTION
 CLASS Y                              2/15/95
  -- Before Taxes                                  16.14%   -0.56%       5.31%
  -- After Taxes on Distributions                  15.71%   -0.69%       4.61%
  -- After Taxes on Distributions
     and Sale of Fund Shares                       10.53%   -0.55%       4.15%
 MSCI AC FAR EAST INDEX
 (EXCLUDING JAPAN)*                   2/28/95      17.60%   -0.86%       0.13%

* Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES
 (FEES PAID BY YOU DIRECTLY)         Y SHARES

 Redemption/Exchange fee
 (as a percentage of amount
 redeemed or exchanged)(1)             2.00%
 ANNUAL FUND OPERATING EXPENSES(2)
 (FEES PAID FROM FUND ASSETS)        Y SHARES

 Management fee                        0.90%
 Other expenses                        0.83%
 Total Fund operating expenses         1.73%

(1) A redemption/exchange fee of 2.00% may be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. Although the Fund has a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee or to certain types of redemptions that do not indicate market timing strategies. Further, the fee does not apply to shares purchased through reinvested dividends or capital gains. For a more detailed description of the Fund's policy on redemption fees, see "Redemption Fees" later in this prospectus.


(2) The Management fee includes fees of 0.40% payable to the Adviser and 0.50% payable to the Sub-Adviser. The Administrator is limiting its administration fee (a component of Other expenses); TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER FOR CLASS Y SHARES ARE 1.67%. This expense limitation may be revised or canceled at any time.


EXPENSE EXAMPLE

                                        1      3      5       10
                                       YEAR   YEARS  YEARS  YEARS

 CLASS Y SHARES                        $176   $545   $939   $2,041

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]   RISK/RETURN SUMMARY AND FUND EXPENSES   INTERNATIONAL STOCK FUND

                     RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE        - Long term capital appreciation

    PRINCIPAL                   The International Stock Fund invests at least 65% of its
    INVESTMENT STRATEGIES       total assets in common stocks, common stock equivalents
                                (such as preferred or debt securities convertible into
                                common stock), and preferred stocks of foreign companies,
                                and at least 80% of its net assets plus borrowings for
                                investment purposes in such securities of domestic and
                                foreign companies. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this
                                non-fundamental investment policy.) The Fund may invest in these securities directly, or indirectly through other
                                investment companies or trusts that invest the majority of their assets in foreign companies. The Fund does not limit its investments to any particular type or size of company or to any region of the world, including emerging markets
                                countries.
                                The Fund's Sub-Adviser, Hansberger Global Investors, Inc.,
                                incorporates a risk-control framework to control economic
                                sector and regional weightings. It uses a combination of
                                value and growth international equity disciplines involving fundamental qualitative and quantitative analysis of issuers
                                (a "bottom-up" approach). This investment approach attempts to be style neutral and does not attempt to add value
                                through altering allocations between value and growth
                                styles, with rebalancing occurring semi-annually or when
                                cash flows permit.
                                The Fund may invest to a lesser degree in investment grade debt securities and other instruments if the Adviser or the
                                Sub-Adviser believes they would help achieve the Fund's
                                objective. The Fund may also invest up to 35% of its total assets in any combination of equity, investment grade debt and convertible securities of issuers located in the United
                                States, and may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

    PRINCIPAL                   Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS            with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                Fund, or the Fund could underperform other investments.
                                The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger, more established companies. In addition, the performance of foreign
                                securities depends on different political and economic
                                environments and other overall economic conditions in the
                                countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed
                                markets. Since issuers in any one country may from time to time represent more than 20% of the Fund's portfolio, it
                                will also be affected by a variety of economic and political factors specific to those countries. The values of the
                                Fund's investments in convertible and debt securities, if
                                any, are also affected by interest rates; if rates rise, the values of these investments may fall. The value of
                                investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than other investments. The
                                Fund has historically experienced relatively high portfolio turnover (over 200%/year), which causes the Fund to incur
                                additional transaction costs. Higher transaction costs will reduce total return.

   RISK/RETURN SUMMARY AND FUND EXPENSES         INTERNATIONAL STOCK FUND



    PORTFOLIO HOLDINGS          A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                available in the Statement of Additional Information.

    WHO MAY                     Consider investing in the Fund if you:
    WANT TO INVEST?               - want potential capital appreciation and are willing to
                                    accept the higher risks associated with investing in foreign stocks
                                  - are investing for long-term goals
                                  - want professional portfolio management
                                This Fund is not appropriate for anyone seeking:
                                  - safety of principal
                                  - a short term investment
                                  - regular income
                                An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES         INTERNATIONAL STOCK FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES
                                    [BAR CHART IN %]

1999                                                                             70.09
00                                                                              -24.97
01                                                                              -29.32
02                                                                              -19.10
03                                                                               32.55
04                                                                               12.47

                                       The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

                                       FOR THE PERIOD JANUARY 1, 2005 THROUGH
                                       SEPTEMBER 30, 2005, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 9.89%.

                                                                      Best quarter:          Q4 1999    44.24%
                                                                      Worst quarter:         Q3 2002   -19.33%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2004)
The chart and table on this page show how the International Stock Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to (i) its current benchmark index, the Morgan Stanley Capital International (MSCI) All Country World (ACWI) ex-US Index, which is an unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets, excluding the United States, and (ii) its former benchmark index, the MSCI Europe, Australasia and Far East (EAFE) Index, which is unmanaged and is generally representative of the performance of major stock markets in those regions.

Both the chart and the table assume reinvestment of dividends and distributions. Each reflects performance information during a time when the Fund was managed using different investment strategies and a different benchmark index, which may affect performance. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE    PAST     PAST 5      SINCE
                                     INCEPTION     YEAR      YEARS    INCEPTION
 CLASS Y                              12/2/98
  -- Before Taxes                                  12.47%    -8.55%     2.19%
  -- After Taxes on Distributions                  12.47%    -9.78%     0.86%
  -- After Taxes on Distributions
     and Sale of Fund Shares                        8.10%    -7.61%     1.22%
 MSCI ACWI EX-US INDEX*              11/30/98      21.36%     0.02%     5.13%
 [MSCI EAFE INDEX*]                  11/30/98      20.70%    -0.80%     4.02%

* Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES         INTERNATIONAL STOCK FUND


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES
 (EXPENSES PAID BY YOU DIRECTLY)     Y SHARES

 Redemption/Exchange fee
 (as a percentage of amount
 redeemed or exchanged)(1)             2.00%
 ANNUAL FUND OPERATING EXPENSES(2)
 (FEES PAID FROM FUND ASSETS)        Y SHARES

 Management fee                        1.03%
 Other expenses                        0.56%
 Total Fund operating expenses         1.59%

(1) A redemption/exchange fee of 2.00% may be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. Although the Fund has a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee or to certain types of redemptions that do not indicate market timing strategies. Further, the fee does not apply to shares purchased through reinvested dividends or capital gains. For a more detailed description of the Fund's policy on redemption fees, see "Redemption Fees" later in this prospectus.


(2) The Management fee includes fees of 0.45% payable to the Adviser and 0.60% payable to the Sub-Adviser for the first $75 million of the Fund's average daily net assets and 0.35% of its average daily net assets in excess of $75 million. The Adviser is limiting its portion of the Management fee to 0.35% and the Administrator is limiting its administrative fee (a component of other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS FOR CLASS Y SHARES ARE 1.43%. This expense limitation may be revised or canceled at any time.


EXPENSE EXAMPLE

                                        1      3       5        10
                                       YEAR   YEARS   YEARS   YEARS

 CLASS Y SHARES                        $162   $502    $866    $1,889


The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.
 10

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES          SMALL CAP FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Small Cap Fund invests at least 80% of its net assets in
    INVESTMENT STRATEGIES             a diversified portfolio of common stocks of smaller U.S.
                                      companies and in securities that are convertible into such common stocks. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-
                                      fundamental investment policy.) The Fund currently considers
                                      "smaller" companies to be those with market capitalizations within the range of capitalizations included in the Russell
                                      2000(R) Value Index at the time of purchase (approximately
                                      $52 million to $3.2 billion as of October 30, 2005). The
                                      Fund's portfolio has historically been managed using the
                                      Sub-Adviser's "small cap value" strategy. As a result of the
                                      Sub-Adviser's capacity constraints, since May 1, 2005 a
                                      portion of the portfolio has been managed using the
                                      Sub-Adviser's "systematic small cap" strategy. Both
                                      strategies focus on stocks the Sub-Adviser believes are
                                      fundamentally strong and undergoing positive change. In
                                      addition, the small cap value strategy focuses on companies that the Sub-Adviser considers to be undervalued. The
                                      portions of the Fund's portfolio managed using each strategy will be determined from time to time by the Adviser in
                                      consultation with the Sub-Adviser, subject to capacity
                                      constraints.
                                      The Fund may also invest in other types of equity and
                                      investment grade debt instruments issued by domestic and
                                      foreign companies and governments, including securities
                                      issued by larger companies. In addition, it may use
                                      derivative instruments such as futures contracts, options
                                      and other investment techniques for the purpose of cash flow management and/or risk reduction.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. The values of the Fund's convertible securities, if any, may be affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                      available in the Statement of Additional Information.

   RISK/RETURN SUMMARY AND FUND EXPENSES                   SMALL CAP FUND


    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - are investing for long term goals
                                        - want potential capital appreciation and are willing to
                                          accept the higher risks associated with investing in small cap stocks
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment
                                        - regular income
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                   SMALL CAP FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES
                                    [BAR CHART IN %]

1999                                                                             -1.26
00                                                                               26.63
01                                                                               25.28
02                                                                               -8.54
03                                                                               56.02
04                                                                               23.72

                                       The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

                                       FOR THE PERIOD JANUARY 1, 2005 THROUGH
                                       SEPTEMBER 30, 2005, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 5.82%.

                                                                      Best quarter:           Q2 2003   24.43%
                                                                      Worst quarter:          Q3 2002  -19.97%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2004)
The chart and table on this page show how the Small Cap Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Russell 2000(R) Value Index, an unmanaged index comprised of securities in the Russell 2000(R) Index with a less-than-average growth orientation.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE    PAST     PAST 5     SINCE
                                     INCEPTION     YEAR     YEARS    INCEPTION
 CLASS Y                              12/3/98
  -- Before Taxes                                  23.72%   22.87%     18.67%
  -- After Taxes on Distributions                  19.76%   19.72%     15.88%
  -- After Taxes on Distributions
     and Sale of Fund Shares                       17.47%   18.36%     14.83%
 RUSSELL 2000(R) VALUE INDEX*         12/3/98      22.25%   17.23%     14.38%

* Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES                   SMALL CAP FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                        1.10%
                                                Other expenses                        0.36%
                                                Total Fund operating expenses         1.46%


                                     (1) The Management fee includes fees of
                                     0.50% payable to the Adviser and 0.60%
                                     payable to the Sub-Adviser for the first
                                     $50 million of the Fund's average daily net assets and 0.55% of its average daily net assets in excess of $50 million, for all assets invested in the Fund before May 1, 2005 (and all earnings and reinvested dividends with respect to such assets). The sub-adviser receives 0.70% of assets invested in the Fund thereafter (this increase is offset by a reduction in the fee paid to the Adviser). The Adviser is limiting its portion of the Management fee to 0.40% and the Administrator is limiting its administration fee (a component of other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS FOR CLASS Y SHARES ARE 1.30%. Any or all expense limitations may be revised or canceled at any time.


The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.



                                               EXPENSE EXAMPLE

                                                                                       1      3       5        10
                                                                                      YEAR   YEARS   YEARS   YEARS

                                                CLASS Y SHARES                        $149   $462    $797    $1,746

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES            MID-CAP FUND

                         RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE           - Long term capital appreciation

    PRINCIPAL                      The Mid-Cap Fund invests at least 80% of its net assets plus borrowings for
    INVESTMENT STRATEGIES          investment purposes in a diversified portfolio of common stocks of U.S.
                                   companies within the market capitalization range of the S&P MidCap 400 Index
                                   (approximately $260 million to $12.3 billion as of September 30, 2005) and in securities that are convertible into such common stocks. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-fundamental investment policy.) The Fund focuses on stocks its Sub-Adviser,
                                   Bankoh Investment Partners, LLC, believes are undervalued, fundamentally strong and undergoing positive change. The Sub-Adviser's management team endeavors to add value through individual security selection rather than through industry selection, and employs an active process combining quantitative research and fundamental analysis.

                                   The Fund may also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, including securities issued by larger companies. In addition, it may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

    PRINCIPAL                      Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS               conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.




                                   The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of mid sized companies fluctuate more than larger more established companies. The values of the Fund's convertible securities, if any, may be affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

    PORTFOLIO HOLDINGS             A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional
                                   Information.

    WHO MAY                        Consider investing in the Fund if you:
    WANT TO INVEST?                  - are investing for long term goals
                                     - want potential capital appreciation and are willing to accept the higher risks associated with investing in mid-cap stocks
                                     - want professional portfolio management
                                   This Fund is not appropriate for anyone seeking:
                                     - safety of principal
                                     - a short term investment
                                     - regular income
                                   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                     MID-CAP FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES
                                    [BAR CHART IN %]

04                                                                               18.51

                                       The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

                                       FOR THE PERIOD JANUARY 1, 2005 THROUGH
                                       SEPTEMBER 30, 2005, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 8.03%.

                                                                      Best quarter:           Q4 2004    11.27%
                                                                      Worst quarter:          Q3 2004    -1.08%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2004)
The chart and table on this page show how the Mid-Cap Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly pre-tax performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the S&P MidCap 400 Index.
Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE    PAST       SINCE
                                     INCEPTION     YEAR     INCEPTION
 CLASS Y                             12/30/03
  -- Before Taxes                                  18.51%     18.22%
  -- After Taxes on Distributions                  18.44%     18.15%
  -- After Taxes on Distributions
     and Sale of Fund Shares                       12.11%     15.47%
 S&P MIDCAP 400 INDEX*               12/30/03      16.48%     15.74%

* Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES                     MID-CAP FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                        0.80%
                                                Other expenses                        0.39%
                                                Total Fund operating expenses         1.19%


                                     (1) The Management fee includes fees of
                                     0.60% payable to the Adviser and 0.20%
                                     payable to the Sub-Adviser. The Adviser is limiting its portion of the Management fee and the Administrator is limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE ESTIMATED TO BE 0.79%. This expense limitation may be revised or canceled at any time.


The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

                                               EXPENSE EXAMPLE

                                                                                       1      3       5        10
                                                                                      YEAR   YEARS   YEARS   YEARS

                                                CLASS Y SHARES                        $121   $378    $654    $1,443

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES       GROWTH STOCK FUND

                         RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES          - Long term capital appreciation
                                   - Secondarily, dividend income
    PRINCIPAL                      The Growth Stock Fund invests at least 80% of its net assets
    INVESTMENT STRATEGIES          plus borrowings for investment purposes in a diversified
                                   portfolio of common stocks of U.S. and foreign companies
                                   with market capitalizations (total market price of
                                   outstanding equity securities) greater than $1 billion and securities that are convertible into such common stocks.
                                   (The Fund will provide its shareholders with at least 60
                                   days' prior notice of any change in this non-fundamental
                                   investment policy.) The Fund may invest in securities issued by large, well-established companies as well as smaller
                                   companies, subject to a minimum market capitalization of $50 million at the time of purchase. The Fund focuses on
                                   companies whose earnings are growing substantially faster
                                   than the average for the U.S. market.
                                   The Fund may also invest in other types of equity and
                                   investment grade debt instruments issued by domestic and
                                   foreign companies and governments, and may use derivative
                                   instruments such as futures contracts, options and other
                                   investment techniques for the purpose of cash flow
                                   management and/or risk reduction.
    PRINCIPAL                      Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS               with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                   Fund, or the Fund could underperform other investments.
                                   The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. In addition, the performance of foreign
                                   securities depends on different political and economic
                                   environments and other overall economic conditions in
                                   countries where the Fund invests. The values of the Fund's convertible securities are also affected by movements in
                                   interest rates; if rates rise, the values of convertible
                                   securities may fall.
    PORTFOLIO HOLDINGS             A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                   available in the Statement of Additional Information.
    WHO MAY                        Consider investing in the Fund if you:
    WANT TO INVEST?                  - are investing for long term goals
                                     - want potential capital appreciation and are willing to
                                       accept the higher risks associated with investing in stocks
                                     - want professional portfolio management
                                   This Fund is not appropriate for anyone seeking:
                                     - safety of principal
                                     - regular income
                                     - a short term investment
                                   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                   Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                GROWTH STOCK FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS Y SHARES
                                    [BAR CHART IN %]

1995                                                                             30.10
96                                                                               15.03
97                                                                               30.52
98                                                                               35.94
99                                                                               37.19
00                                                                               -2.99
01                                                                              -23.17
02                                                                              -33.89
03                                                                               27.19
04                                                                                2.45

                                       The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

                                       FOR THE PERIOD JANUARY 1, 2005 THROUGH
                                       SEPTEMBER 30, 2005, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 1.02%.

                                                                   Best quarter:   Q4 1999        30.11%
                                                                   Worst quarter:  Q1 2001       -24.23%

                                        PERFORMANCE TABLE AVERAGE ANNUAL TOTAL
                                        RETURNS
                                        (for the periods ending December 31,
                                        2004)



The chart and table on this page show how the Growth Stock Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Russell 1000(R) Growth Index, which is an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                    PERFORMANCE    PAST     PAST 5    PAST 10
                                    INCEPTION*     YEAR      YEARS     YEARS
 CLASS Y                             10/31/77
  -- Before Taxes                                   2.45%   -8.48%      8.87%
  -- After Taxes on Distributions                   2.45%   -9.89%      6.54%
  -- After Taxes on Distributions
     and Sale of Fund Shares                        1.59%   -7.36%      7.21%
 RUSSELL 1000(R) GROWTH INDEX**      10/31/77       6.30%   -9.29%      9.59%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES                GROWTH STOCK FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (fees paid from Fund assets)        Y Shares

                                                Management fee                        0.80%
                                                Other expenses                        0.36%
                                                Total Fund operating expenses         1.16%

                                     (1) The Administrator is limiting its
                                     administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER ARE ESTIMATED TO BE 1.10%. This expense limitation may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.



                                               EXPENSE EXAMPLE

                                                                                       1      3      5       10
                                                                                      YEAR   YEARS  YEARS  YEARS

                                                CLASS Y SHARES                        $118   $368   $638   $1,409

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES  GROWTH AND INCOME FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             - Long term capital appreciation
                                      - Secondarily, current income
    PRINCIPAL                         The Growth and Income Fund invests at least 65% of its total
    INVESTMENT STRATEGIES             assets in a diversified portfolio of high quality, dividend paying common stocks of U.S. companies with market
                                      capitalizations (total market price of outstanding equity
                                      securities) greater than $1 billion, and securities that are convertible into such common stocks. The Fund seeks to
                                      produce a gross yield that approximates that average gross yield for companies in the S&P 500(R) Stock Index. The Fund focuses on companies whose earnings are growing at above
                                      average rates in relation to other companies in their
                                      industries. However, to a lesser extent it may invest in
                                      lower yielding but higher growth-oriented investments to
                                      achieve more growth potential.
                                      The Fund does not otherwise limit its investments to any
                                      particular type or size of company. It may also invest in
                                      other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments,
                                      and may use derivative instruments such as futures
                                      contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.
    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Investments by the Fund in the stocks of smaller and newer companies, if any, may
                                      fluctuate more than investments in larger more established companies. The values of its convertible securities, if any, are also affected by movements in interest rates; if rates rise, the values of convertible securities may fall.
    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                      available in the Statement of Additional Information.
    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want current income consistent with the dividend yield
                                          of the S&P 500(R) Stock Index
                                        - want potential capital appreciation and are willing to
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

  RISK/RETURN SUMMARY AND FUND EXPENSES            GROWTH AND INCOME FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES*
                                    [BAR CHART IN %]

1995                                                                             26.48
96                                                                               18.68
97                                                                               33.87
98                                                                               28.61
99                                                                               23.58
00                                                                               -3.94
01                                                                              -19.14
02                                                                              -28.53
03                                                                               25.50
04                                                                                9.72

                                       The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

                                       FOR THE PERIOD JANUARY 1, 2005 THROUGH
                                       SEPTEMBER 30, 2005, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 3.44%.

                                                                   Best quarter:   Q4 1998       24.20%
                                                                   Worst quarter:  Q1 2001      -18.73%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2004)
The chart and table on this page show how the Growth and Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the S&P 500(R) Stock Index, a widely recognized index of U.S. common stocks.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                    PERFORMANCE    PAST     PAST 5   PAST 10
                                    INCEPTION*     YEAR     YEARS     YEARS
 CLASS Y                             10/31/77
  -- Before Taxes                                   9.72%   -5.23%    9.34%
  -- After Taxes on Distributions                   9.61%   -5.97%    7.73%
  -- After Taxes on Distributions
     and Sale of Fund Shares                        6.45%   -4.58%    7.66%
 S&P 500(R) STOCK INDEX**            10/31/77      10.87%   -2.30%   12.07%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES           GROWTH AND INCOME FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                        0.80%
                                                Other expenses                        0.39%
                                                Total Fund operating expenses         1.19%

                                     (1) The Administrator is limiting its
                                     administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER ARE ESTIMATED TO BE 1.13%. This expense limitation may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
                                               EXPENSE EXAMPLE

                                                                                       1      3      5       10
                                                                                      YEAR   YEARS  YEARS  YEARS

                                                CLASS Y SHARES                        $121   $378   $654   $1,443

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES              VALUE FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             - Long term capital appreciation
                                      - Secondarily, current income

    PRINCIPAL                         The Value Fund invests at least 65% of its total assets in a
    INVESTMENT STRATEGIES             diversified portfolio of U.S. traded common stocks with
                                      market capitalizations (total market price of outstanding
                                      equity securities) greater than $1 billion and securities
                                      that are convertible into such common stocks (such as
                                      warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and
                                      rights). It does not otherwise limit its investments to any particular size or type of company, but focuses on middle to large capitalization companies whose cash flow to price
                                      ratio exceeds that of their industry average and whose stock price the Adviser believes is undervalued.

                                      The Fund may also invest in non-convertible preferred stocks and other types of equity and investment grade debt
                                      instruments issued by domestic and foreign companies and
                                      governments, and may derivative instruments such as use
                                      futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk
                                      reduction.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Investments by the Fund in the stocks of smaller and newer companies, if any, may
                                      fluctuate more than investments in larger more established companies. The values of its convertible securities, if any, may be affected by movements in interest rates; if rates
                                      rise, the values of convertible securities may fall.

    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                      available in the Statement of Additional Information.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want potential capital appreciation and are willing to
                                          accept the higher risks associated with investing in stocks
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                       VALUE FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES
                                      [BAR CHART IN %]

1999                                                                              8.89
00                                                                                3.62
01                                                                               -5.66
02                                                                              -24.22
03                                                                               27.69
04                                                                               13.06

                                       The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

                                       FOR THE PERIOD JANUARY 1, 2005 THROUGH
                                       SEPTEMBER 30, 2005, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 6.99%.

                                                                      Best quarter:          Q2 2003    17.60%
                                                                      Worst quarter:         Q3 2002   -20.35%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2004)
The chart and table on this page show how the Value Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Russell 1000(R) Value Index, which is an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE    PAST     PAST 5      SINCE
                                     INCEPTION     YEAR      YEARS    INCEPTION
 CLASS Y                              12/3/98
  -- Before Taxes                                  13.06%     1.35%     3.00%
  -- After Taxes on Distributions                  12.88%     0.20%     1.67%
  -- After Taxes on Distributions
     and Sale of Fund Shares                        8.71%     0.51%     1.81%
 RUSSELL 1000(R) VALUE INDEX*         12/3/98      16.49%     5.27%     6.34%

* Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES                       VALUE FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                        0.80%
                                                Other expenses                        0.32%
                                                Total Fund operating expenses         1.12%

                                     (1) The Administrator is limiting its
                                     administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER ARE ESTIMATED TO BE 1.06%. This expense limitation may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
                                               EXPENSE EXAMPLE

                                                                                        1       3       5       10
                                                                                      YEAR    YEARS   YEARS   YEARS

                                                CLASS Y SHARES                         $114    $356    $617   $1,363

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

[ICON] RISK/RETURN SUMMARY AND FUND EXPENSES     DIVERSIFIED FIXED
                                                       INCOME FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - High current income
    PRINCIPAL                         The Diversified Fixed Income Fund invests at least 80% of
    INVESTMENT STRATEGIES             its net assets plus borrowings for investment purposes in
                                      fixed income securities (the Fund will provide its
                                      shareholders with at least 60 days' prior notice of any
                                      change in this non-fundamental investment policy). Most of its investments are debt securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and in investment grade corporate debt securities rated A or
                                      better by Standard & Poor's. However, it may invest up to
                                      20% of its total assets in investment grade debt securities rated BBB (or its equivalent) or higher issued by U.S.
                                      companies and state and local government issuers. It may
                                      invest up to 25% of its total assets in investment grade
                                      dollar-denominated debt securities of foreign companies and government issuers, and may use derivative instruments such as futures contracts, options, and other investment
                                      techniques for the purpose of cash flow management and/or
                                      risk reduction.
                                      The Fund focuses on maximizing income consistent with
                                      prudent investment risk. No maturity limitations apply to
                                      the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. The Adviser monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and
                                      economic changes.
    PRINCIPAL                         Because the value of and income generated by the Fund's
    INVESTMENT RISKS                  investments will fluctuate with market conditions, so will the value of and income generated by your investment in the
                                      Fund. In addition, the securities of many U.S. Government
                                      agencies or instrumentalities that the Fund may invest in, such as the Federal Home Loan Bank, Federal Home Loan
                                      Mortgage Corp. and Federal National Mortgage Association,
                                      are neither issued nor guaranteed by the U.S. Government,
                                      and are generally supported only by the credit of the
                                      issuer. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may also decline in
                                      response to events affecting the issuer or its credit
                                      rating. The performance of foreign securities depends on
                                      different political and economic environments and other
                                      overall economic conditions in countries where the Fund
                                      invests.
    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                      available in the Statement of Additional Information.
    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want current income
                                        - want a high level of liquidity
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - stability of principal
                                        - income exempt from federal and state taxes
                                        - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                        DIVERSIFIED FIXED
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES*
                                    [BAR CHART IN %]

1995                                                                             23.54
96                                                                               -0.66
97                                                                                8.74
98                                                                                9.76
99                                                                               -4.24
00                                                                               12.11
01                                                                                7.64
02                                                                               11.95
03                                                                                3.39
04                                                                                2.96

                                       The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

                                       FOR THE PERIOD JANUARY 1, 2005 THROUGH
                                       SEPTEMBER 30, 2005, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 1.66%.

                                                                   Best quarter:   Q2 1995        7.89%
                                                                   Worst quarter:  Q1 1996       -4.29%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2004)



The chart and table on this page show how the Diversified Fixed Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Merrill Lynch Corporate & Government Master Index, a widely recognized index of U.S. corporate and U.S. Government bonds.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                    PERFORMANCE   PAST    PAST 5   PAST 10
                                    INCEPTION*    YEAR    YEARS     YEARS
 CLASS Y                             10/31/77
  -- Before Taxes                                 2.96%   7.54%     7.27%
  -- After Taxes on Distributions                 1.53%   5.47%     4.98%
  -- After Taxes on Distributions
     and Sale of Fund Shares                      1.97%   5.23%     4.84%
 MERRILL LYNCH CORPORATE &
 GOVERNMENT MASTER INDEX**           10/31/77     4.15%   7.95%     7.78%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Reflects no deduction for fees, expenses or taxes.

                                                        DIVERSIFIED FIXED
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                       0.60%
                                                Other expenses                       0.31%
                                                Total Fund operating expenses        0.91%

                                     (1) The Adviser is limiting the Management fee to 0.45% and the administrator is limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER FOR CLASS Y SHARES ARE 0.70%. This expense limitation may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
                                               EXPENSE EXAMPLE

                                                                                        1       3       5       10
                                                                                      YEAR    YEARS   YEARS   YEARS

                                                CLASS Y SHARES                        $  93   $ 290   $ 504   $1,120

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]
            RISK/RETURN SUMMARY AND FUND EXPENSES     TAX-FREE SECURITIES

   FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - High current income that is exempt from federal and Hawaii income tax
    PRINCIPAL                         The Tax-Free Securities Fund normally invests at least 80%
    INVESTMENT STRATEGIES             of its net assets plus borrowings for investment purposes in investment grade municipal obligations -- debt securities
                                      that pay interest which, in the opinion of counsel to the
                                      issuer, is exempt from both federal income tax and the
                                      federal alternative minimum tax. (This fundamental policy
                                      cannot be changed without shareholder approval.) In
                                      addition, to provide double tax exempt income, the Fund
                                      normally invests 50-60% of its net assets in Hawaii
                                      municipal obligations -- debt securities issued by or on
                                      behalf of the State of Hawaii and its political
                                      subdivisions, agencies and instrumentalities that pay
                                      interest which is exempt from Hawaii personal income tax as well as federal income tax.
                                      No more than 20% of the Fund's net assets will be invested in debt securities that pay interest subject to federal
                                      income tax or the federal alternative minimum tax (for those investors subject to this tax). The Fund may also invest in other kinds of debt instruments issued by foreign and
                                      domestic companies and governments, and may use derivative instruments such as futures contracts, options and other
                                      investment techniques for the purpose of cash flow
                                      management and/or risk reduction.
                                      The Fund focuses on maximizing tax exempt income consistent with prudent investment risk. It varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions. It is non-diversified, which means that its assets may be invested in fewer issuers than diversified funds. No maturity limitations apply to the
                                      Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. The Adviser monitors the
                                      Fund's portfolio performance and reallocates the Fund's
                                      assets in response to actual and expected market and
                                      economic changes.
    PRINCIPAL                         Because the value of and income generated by the Fund's
    INVESTMENT RISKS                  investments will fluctuate with market conditions, so will the value of and income generated by your investment in the
                                      Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may also decline in
                                      response to events affecting the issuer or its credit
                                      rating. A portion of the Fund's net assets (normally not
                                      more than 20%) may be invested in securities that pay
                                      interest which is subject to the federal alternative minimum tax.
                                      The Fund is non-diversified, which means that its portfolio may be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund's investments than would otherwise be the case. Since the Fund invests
                                      significantly in securities of issuers in Hawaii, it also
                                      will be affected by a variety of Hawaiian economic and
                                      political factors.

  RISK/RETURN SUMMARY AND FUND EXPENSES          TAX-FREE SECURITIES FUND


    PORTFOLIO HOLDINGS            A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                  available in the Statement of Additional Information.
    WHO MAY                       Consider investing in the Fund if you:
    WANT TO INVEST?                 - want current income that is exempt from federal and
                                  Hawaii income taxes
                                    - want a high level of liquidity
                                    - want professional portfolio management
                                  This Fund is not appropriate for anyone seeking:
                                    - guaranteed safety of principal
                                    - income that is not subject to federal alternative
                                      minimum tax
                                    - capital appreciation
                                  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                  Corporation or any other government agency.

    RISK/RETURN SUMMARY AND FUND EXPENSES        TAX-FREE SECURITIES FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES*                 [BAR CHART IN %]

1995                                                                             17.69
96                                                                                3.21
97                                                                                8.54
98                                                                                6.31
99                                                                               -2.96
00                                                                               11.13
01                                                                                4.20
02                                                                                9.60
03                                                                                5.01
04                                                                                3.19

                                       The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

                                       FOR THE PERIOD JANUARY 1, 2005 THROUGH
                                       SEPTEMBER 30, 2005, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 1.09%.

                                                                      Best quarter:          Q1 1995     7.44%
                                                                      Worst quarter:         Q2 2004    -2.13%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2004)
The chart and table on this page show how the Tax-Free Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Lehman Brothers Municipal Bond Index, a widely recognized index of municipal bonds with a broad range of maturities, and the Lehman Brothers Hawaii Municipal Bond Index, a widely recognized index of predominately Hawaiian municipal bonds with a broad range of maturities.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                    PERFORMANCE   PAST    PAST 5   PAST 10
                                    INCEPTION*    YEAR    YEARS     YEARS
 CLASS Y                             10/31/77
  -- Before Taxes                                 3.19%   6.58%     6.46%
  -- After Taxes on Distributions                 2.96%   6.45%     6.26%
  -- After Taxes on Distributions
     and Sale of Fund Shares                      3.83%   6.30%     6.17%
 LEHMAN BROTHERS MUNICIPAL
 BOND INDEX**                        10/31/77     4.48%   7.20%     7.06%
 LEHMAN BROTHERS HAWAII MUNICIPAL
 BOND INDEX**                        10/31/77     3.83%   6.91%     6.67%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES         TAX-FREE SECURITIES FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                       0.60%
                                                Other expenses                       0.32%
                                                Total Fund operating expenses        0.92%

                                     (1) The Adviser is limiting the Management fee to 0.45%, and the administrator is limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER FOR CLASS Y SHARES ARE 0.71%. This expense limitation may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
                                               EXPENSE EXAMPLE

                                                                                       1      3       5        10
                                                                                      YEAR   YEARS   YEARS   YEARS

                                                CLASS Y SHARES                        $ 94   $293    $509    $1,131

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]
                                                  SHORT INTERMEDIATE U.S.
            RISK/RETURN SUMMARY AND FUND EXPENSES   GOVERNMENT SECURITIES

   FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             - High current income consistent with prudent capital risk
                                      - Secondarily, capital appreciation

    PRINCIPAL                         The Short Intermediate U.S. Government Securities Fund
    INVESTMENT STRATEGIES             invests 100% of its total investable assets in bonds, notes and bills issued by the U.S. Government and its agencies,
                                      and in repurchase agreements for which those securities are held as collateral. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this
                                      non-fundamental investment policy.) Under normal market
                                      conditions, the average remaining maturity of the Fund's
                                      investment portfolio (measured on a dollar-weighted average)
                                      will be from two to five years. The Fund may from time to
                                      time invest a substantial portion or all of its assets in
                                      certain categories of U.S. government securities that pay
                                      interest which is exempt from Hawaii income tax. None of the
                                      Fund's portfolio securities will have effective maturities of more than five years at the time of purchase. The Fund
                                      focuses on maximizing income consistent with prudent
                                      investment risk within this maturity range. The Fund seeks to increase its total return by shortening the average
                                      maturity of its portfolio securities when it expects
                                      interest rates to increase, and lengthening the average
                                      maturity to take advantage of expected interest rate
                                      declines. The Fund's share value will likely be less
                                      volatile than the Diversified Fixed Income Fund, because the
                                      Fund generally will have a shorter average portfolio
                                      maturity.

    PRINCIPAL                         Because the value of and income generated by the Fund's
    INVESTMENT RISKS                  investments will fluctuate with market conditions, so will the value of and income generated by your investment in the
                                      Fund. In addition, the securities of many U.S. Government
                                      agencies or instrumentalities that the Fund may invest in, such as the Federal Farm Credit Bank, Federal Home Loan Bank and Student Loan Marketing Association, are neither issued nor guaranteed by the U.S. Government, and are generally
                                      supported only by the credit of the issuer. You could lose money on your investment in the Fund, or the Fund could
                                      underperform other investments.
                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value.

    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                      available in the Statement of Additional Information.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want current income
                                        - want less fluctuation in the value of your investment
                                          than a long-term bond fund
                                        - want a high level of liquidity
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - guaranteed safety of principal
                                        - income exempt from federal taxes
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                  SHORT INTERMEDIATE U.S.
   RISK/RETURN SUMMARY AND FUND EXPENSES       GOVERNMENT SECURITIES FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES
                                    [BAR CHART IN %]

1995                                                                             14.30
96                                                                                2.28
97                                                                                6.94
98                                                                                8.69
99                                                                               -1.14
00                                                                                9.73
01                                                                                7.16
02                                                                                7.50
03                                                                                1.93
04                                                                                1.20

                                       The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

                                       FOR THE PERIOD JANUARY 1, 2005 THROUGH
                                       SEPTEMBER 30, 2005, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 0.63%.

                                                                   Best quarter:   Q3 1998        5.56%
                                                                   Worst quarter:  Q2 2004       -2.03%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2004)



The chart and table on this page show how the Short Intermediate U.S. Government Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly pre-tax performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Merrill Lynch 1-5-Year U.S. Treasury Index, a widely recognized index of short-term Treasury bonds.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.



   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE    PAST    PAST 5   PAST 10
                                     INCEPTION     YEAR    YEARS     YEARS
 CLASS Y*                            12/13/93
  -- Before Taxes                                  1.20%    5.45%    5.75%
  -- After Taxes on Distributions                  0.21%    3.85%    3.83%
  -- After Taxes on Distributions
     and Sale of Fund Shares                       0.78%    3.70%    3.74%
 MERRILL LYNCH 1-5-YEAR
 U.S. TREASURY INDEX**               12/31/93      1.31%    5.57%    6.17%

* Class Y shares were not in existence prior to October 14, 1994. Performance calculated for any period up to and through October 14, 1994 is based upon the performance of Class A shares.

** Reflects no deduction for fees, expenses or taxes.

                                                  SHORT INTERMEDIATE U.S.
   RISK/RETURN SUMMARY AND FUND EXPENSES       GOVERNMENT SECURITIES FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                       0.50%
                                                Other expenses                       0.34%
                                                Total Fund operating expenses        0.84%

                                     (1) The Adviser is limiting the Management fee and the Administrator is limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER ARE ESTIMATED TO BE 0.53%. This expense limitation may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
                                               EXPENSE EXAMPLE

                                                                                       1      3       5        10
                                                                                      YEAR   YEARS   YEARS   YEARS

                                                CLASS Y SHARES                        $86    $268    $466    $1,037

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]
                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - High current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your
                                        investment than a long-term bond fund
    PRINCIPAL                         Under normal market conditions, the Tax-Free Short
    INVESTMENT STRATEGIES             Intermediate Securities Fund invests at least 80% of its net assets plus borrowings for investment purposes in investment grade municipal obligations -- debt securities that pay
                                      interest which is exempt from both federal income tax and
                                      the federal alternative minimum tax. (This fundamental
                                      policy cannot be changed without shareholder approval.) In addition, to provide double tax exempt income, the Fund
                                      normally invests 50-60% of its net assets in Hawaii
                                      municipal obligations -- debt securities issued by or on
                                      behalf of the State of Hawaii and its political
                                      subdivisions, agencies and instrumentalities that pay
                                      interest which is exempt from Hawaii personal income tax as well as federal income tax. No more than 20% of the Fund's net assets will be invested in debt securities that pay
                                      interest subject to federal income tax or the federal
                                      alternative minimum tax (for those investors subject to this tax).
                                      To achieve greater price stability than a long-term bond
                                      fund, under normal market conditions, the average remaining maturity of the Fund's investment portfolio (measured on a dollar-weighted basis) will be from two to five years. The
                                      Fund focuses on maximizing tax-exempt income consistent with prudent investment risk within this maturity range. The
                                      Fund's share value will likely be less volatile than the
                                      Tax-Free Securities Fund, because the Fund generally will
                                      have a shorter average portfolio maturity. The Fund may also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and may use
                                      derivative instruments such as futures contracts, options
                                      and other investment techniques for the purpose of cash flow management and/or risk reduction.
    PRINCIPAL                         Because the value of and income generated by the Fund's
    INVESTMENT RISKS                  investments will fluctuate with market conditions, so will the value of and income generated by your investment in the
                                      Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may also decline in
                                      response to events affecting the issuer or its credit
                                      rating. A portion of the Fund's net assets (normally not
                                      more than 20%) may be invested in securities that pay
                                      interest which is subject to the federal alternative minimum tax.
                                      The Fund is non-diversified, which means that its portfolio may be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund's investments than would otherwise be the case. Since the Fund invests
                                      significantly in securities of issuers in Hawaii, it also
                                      will be affected by a variety of Hawaiian economic and
                                      political factors.

                                              TAX-FREE SHORT INTERMEDIATE
  RISK/RETURN SUMMARY AND FUND EXPENSES                   SECURITIES FUND


    PORTFOLIO HOLDINGS            A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                  available in the Statement of Additional Information.
    WHO MAY                       Consider investing in the Fund if you:
    WANT TO INVEST?                 - want current income that is exempt from federal and
                                      Hawaii income taxes
                                    - want less fluctuation in the value of your investment
                                      than a long-term bond fund
                                    - want a high level of liquidity
                                    - want professional portfolio management

                                  This Fund is not appropriate for anyone seeking:
                                    - guaranteed safety of principal
                                    - income that is not subject to federal alternative
                                      minimum tax
                                    - capital appreciation

                                  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                  Corporation or any other government agency.

                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES*                 [BAR CHART IN %]

1995                                                                             7.56
96                                                                               3.20
97                                                                               5.08
98                                                                               4.68
99                                                                               0.03
00                                                                               6.67
01                                                                               4.47
02                                                                               6.64
03                                                                               2.87
04                                                                               1.13

                                       The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

                                       FOR THE PERIOD JANUARY 1, 2005 THROUGH
                                       SEPTEMBER 30, 2005, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 0.53%.

                                                                   Best quarter:   Q2 2002       3.02%
                                                                   Worst quarter:  Q2 2004      -1.49%

                               PERFORMANCE TABLE
                               AVERAGE ANNUAL TOTAL RETURNS
                               (for the periods ending December 31, 2004)
The chart and table on this page show how the Tax-Free Short Intermediate Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Lehman Brothers 5-Year Municipal Bond Index, a widely recognized index of bonds with a maturity range of four to six years and the Lehman Brothers Hawaii 3-Year Municipal Bond Index, a widely recognized index of predominately Hawaiian bonds with a maturity range of two to four years.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                    PERFORMANCE   PAST    PAST 5   PAST 10
                                    INCEPTION*    YEAR    YEARS     YEARS
 CLASS Y                              3/31/88
  -- Before Taxes                                 1.13%   4.33%     4.21%
  -- After Taxes on Distributions                 1.13%   4.31%     4.14%
  -- After Taxes on Distributions
     and Sale of Fund Shares                      1.56%   4.15%     4.07%
 LEHMAN BROTHERS 5-YEAR
 MUNICIPAL BOND INDEX**               3/31/88     2.72%   5.98%     5.84%
 LEHMAN BROTHERS HAWAII 3-YEAR
 MUNICIPAL BOND INDEX**               3/31/88     1.68%   4.85%     5.02%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to March 31, 1988, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Reflects no deduction for fees, expenses or taxes.

                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                       0.50%
                                                Other expenses                       0.36%
                                                Total Fund operating expenses        0.86%

(1) The Adviser is limiting the Management fee to 0.40%, and the Administrator is limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER FOR CLASS Y SHARES ARE ESTIMATED TO BE 0.70%. Any or all expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
                                               EXPENSE EXAMPLE

                                                                                       1      3       5        10
                                                                                      YEAR   YEARS   YEARS   YEARS

                                                CLASS Y SHARES                        $88    $274    $477    $1,061

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]
                                                              ULTRA SHORT
   RISK/RETURN SUMMARY AND FUND EXPENSES                  GOVERNMENT FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - High current income consistent with preservation of
                                       capital
    PRINCIPAL                         The Ultra Short Government Fund invests 100% of its total
    INVESTMENT STRATEGIES             investable assets in short-term debt securities issued or
                                      guaranteed by the U.S. Government and its agencies. (The
                                      Fund will provide its shareholders with at least 60 days'
                                      prior notice of any change in this non-fundamental
                                      investment policy.) The Fund may from time to time invest a substantial portion or all of its assets in certain
                                      categories of U.S. Government securities that pay interest which is exempt from Hawaii income tax. Under normal market and interest rate conditions, the Fund's target duration
                                      (the dollar-weighted average term-to-maturity of the present value of its portfolio's cash flows) is not expected to
                                      exceed one year; however, the Fund may purchase portfolio
                                      securities with effective maturities of up to three years at the time of purchase. (As a result, the effective maturity of these securities may be shorter than the stated maturity.
                                      For purposes of compliance with stated maturity policies and calculation of the Fund's weighted average maturity, the
                                      effective maturity of such securities will be used.) The
                                      Fund focuses on maximizing income consistent with prudent
                                      investment risk within this maturity range.
    PRINCIPAL                         Although the Fund invests in short-term securities, it is
    INVESTMENT RISKS                  not a money market fund. Because the value of and income
                                      generated by the Fund's investments will fluctuate with
                                      market conditions, so will the value of and income generated by your investment in the Fund. In addition, the securities of many U.S. Government agencies or instrumentalities that the Fund may invest in, such as the Federal Farm Credit Bank and Federal Home Loan Bank, are neither issued nor
                                      guaranteed by the U.S. Government, and are generally
                                      supported only by the credit of the issuer. You could lose money on your investment in the Fund, or the Fund could
                                      underperform other investments.
                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may also decline in
                                      response to events affecting the issuer or its credit
                                      rating.
    PORTFOLIO HOLDINGS                A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is
                                      available in the Statement of Additional Information.
    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want less fluctuation in the value of your investment
                                          than a long-term bond fund
                                        - want a high level of liquidity
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking :
                                        - guaranteed safety of principal
                                        - income that is not subject to federal income tax
                                        - capital appreciation
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                              ULTRA SHORT
   RISK/RETURN SUMMARY AND FUND EXPENSES                  GOVERNMENT FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES
                                    [BAR CHART IN %]

2001                                                                             6.14
02                                                                               3.46
03                                                                               1.33
04                                                                               0.51

                                       The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

                                       FOR THE PERIOD JANUARY 1, 2005 THROUGH
                                       SEPTEMBER 30, 2005, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 1.34%.

                                                                   Best quarter:   Q3 2001       2.31%
                                                                   Worst quarter:  Q2 2004      -0.76%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2004)



The chart and table on this page show how the Ultra Short Government Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly pre-tax performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Merrill Lynch 6-Month U.S. Treasury Bill, a widely recognized index of short-term Treasury bonds.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE    PAST      SINCE
                                     INCEPTION     YEAR    INCEPTION
 CLASS Y                              6/01/00
  -- Before Taxes                                  0.51%     3.56%
  -- After Taxes on Distributions                 -0.15%     2.26%
  -- After Taxes on Distributions
     and Sale of Fund Shares                       0.33%     2.24%
 MERRILL LYNCH 6-MONTH U.S.
 TREASURY BILL*                       6/01/00      1.22%     3.02%

* Reflects no deduction for fees, expenses or taxes.

                                                              ULTRA SHORT
   RISK/RETURN SUMMARY AND FUND EXPENSES                  GOVERNMENT FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                       0.40%
                                                Other expenses                       0.31%
                                                Total Fund operating expenses        0.71%

                                     (1) The Adviser is limiting the Management fee and the Administrator is limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER FOR CLASS Y SHARES ARE ESTIMATED TO BE 0.37%. Any or all expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
                                               EXPENSE EXAMPLE

                                                                                       1      3       5       10
                                                                                      YEAR   YEARS   YEARS   YEARS

                                                CLASS Y SHARES                        $73    $227    $395    $883

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

   [icon]

   PRINCIPAL RISKS

   DISCUSSION OF RISKS

   Like all investments, investing in the Funds entails risks. Many factors affect the value of an investment in a Fund, and the value of your investment in any of the Funds will go up and down, which means you could lose money. The factors most likely to have a significant impact on a Fund's portfolio are called "principal risks." The principal risks for each Fund are identified in each Fund description and are noted below. However, each Fund may be subject to the risks described below and other risks. The Statement of Additional Information contains additional information about the Funds, their investment strategies and related risks. You should consider an investment in any of the Funds as a long-term investment.

   STOCKS (All Equity Funds). The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term high-grade fixed income securities.

   SMALL COMPANIES (All Equity Funds). The recent growth in the small capitalization market has helped to produce short-term returns that are not typical and may not continue in the future, particularly with respect to the Small Cap Fund. Securities of smaller and newer companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Such companies may have limited product lines, markets or financial resources, or may depend on a small group of key managers. Their securities may trade less frequently or in limited volume, or only in the over-the-counter market or on a regional stock exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

   MID SIZED COMPANIES (All Equity Funds). Securities of mid sized companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Their securities may trade less frequently or in limited volume. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

   FOREIGN SECURITIES (New Asia Growth and International Stock
   Funds). Investments in foreign securities involve risks that are not typically associated with domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted or payable in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. They also are not generally subject to the same accounting, auditing and financial reporting standards as domestic issuers. Foreign stock markets have different clearance and settlement procedures, and higher brokerage commissions and transaction costs, than U.S. markets. In addition, foreign exchanges, brokers and issuers generally are not supervised or regulated as closely as in the United States. Furthermore, foreign income tax laws may require withholding of interest, gains or dividends. Certain other adverse developments could also occur, such as expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments and the ability to enforce contracts.

   EMERGING MARKETS (New Asia Growth and International Stock Funds). The securities markets of developing countries involve greater risks than more developed markets. These securities markets are not as large as
 44

   PRINCIPAL RISKS


   U.S. markets, have substantially less trading volume, and have a high concentration of investors and financial intermediaries, resulting in a lack of liquidity and high price volatility.

   Substantial economic uncertainties exist for developing countries. They may have overburdened infrastructures and obsolete financial systems as well as environmental problems. Certain economies depend on exports of primary commodities and are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, the governments of many such countries have a heavy role in regulating and supervising their economies, and their economies are heavily export oriented and dependent on international trade. Certain developing countries are large debtors to commercial banks and foreign governments. Some have experienced substantial and volatile rates of inflation and currency devaluations.

   Substantial social and political uncertainties also exist for many developing countries. These may result from factors such as authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and hostile relationships with neighboring countries. This instability could impair the financial conditions of issuers or disrupt their financial markets.

   A variety of other factors may also adversely impact investments in countries with emerging securities markets. These include matters such as archaic legal systems; inflation accounting rules that indirectly generate losses or profits; less developed systems for registration, transfer and custody of securities; restrictions on foreign investments in capital markets; limitations on the manner in which the Funds may invest in securities; and limitations on repatriation of income, capital, or the proceeds of sales of securities.

   CONVERTIBLE SECURITIES (All Equity Funds). The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or other issuers. Convertible securities are usually subordinated in right of payment to nonconvertible debt securities of the same issuer, but are senior to common stocks in an issuer's capital structure. Their prices tend to be influenced by changes in interest rates (in the same manner as described below for debt securities) as well as changes in the market value of the common stock into which they can be converted.

   DERIVATIVE INSTRUMENTS (All Funds except the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund). The values of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that a Fund may lose more than the original amount invested in any derivative instrument. The use of derivative instruments may also expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount a Fund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument.

   DEBT SECURITIES (All Fixed Income Funds). The values of and income generated by the debt securities held by the Funds fluctuate in response to movements in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, the issuers of any of the debt

   PRINCIPAL RISKS


   securities held by the Funds may fail to pay interest or principal when due, although the U.S. Treasury securities held by the Funds are direct obligations of the U.S. Government.

   The Funds generally only acquire bonds that are rated "investment grade" at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser or a Fund's Sub-Adviser determines are of comparable quality. However, obligations with the lowest of these ratings have some speculative characteristics, and changes in economic conditions are more likely to lead to the issuer's weakened capacity to make principal and interest payments than higher rated securities. If the rating of a security decreases after a Fund buys it, or it is no longer rated, the Adviser or the Fund's Sub-Adviser will decide whether the Fund should continue to hold the security.

   U.S. Government securities include not only U.S. Treasury obligations, but also obligations of various agencies and instrumentalities of the U.S. Government. Some of these are supported by the full faith and credit of the U.S. Treasury, but others are supported only by the issuer's right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase the agency's obligations, or by the instrumentalities' own credit. The U.S. Government might not provide financial support to instrumentalities it sponsors if it is not legally obligated to do so. However, the Funds will invest in the obligations of such instrumentalities only when the Adviser or the Fund's Sub-Adviser believes that the credit risk is minimal.

   JUNK BONDS (New Asia Growth Fund) The Fund may invest up to 10% of its net assets in securities rated below investment grade or of comparable quality, commonly referred to as "junk bonds" or "high yield/high risk securities." These investments are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal as required, and generally are less liquid and have greater price volatility than higher rated securities. The Fund may not purchase debt securities that are in default, except that it may invest up to 5% of its total assets in sovereign (government) debt that is in default.

   MUNICIPAL OBLIGATIONS (Diversified Fixed Income, Tax-Free Securities and Tax-Free Short Intermediate Securities Funds). The Funds and Balanced Fund may purchase not only "general obligation" municipal bonds (which are secured by the pledge of a municipality's faith, credit and taxing power), but also "revenue" bonds, which depend for payment of principal and interest on the revenues obtained from a specific project or facility. In addition, the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal bonds covered by insurance and in "moral obligation" bonds. Insurance minimizes the risks of payment delays or defaults, but does not guarantee the market value of the insured bonds. Moral obligation bonds are issued by a municipality or a state financial intermediary and backed by the moral obligation pledge of a state government to appropriate funds in the future if the primary issuer defaults, but the state is not legally bound to honor the pledge.

   The Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund may purchase municipal notes with maturities at the time of issuance of three years or less. These generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The issuer's ability to make payments therefore depends on such receipts.

   The Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund invest significantly in municipal obligations of issuers located in Hawaii. The values of shares of these Funds therefore will be affected by economic and political developments in Hawaii.

 [ICON]

   FUND MANAGEMENT

   THE INVESTMENT ADVISER


   The Asset Management Group of Bank of Hawaii ("AMG" or the "Adviser"), located at 111 S. King Street, Honolulu, Hawaii 96813, is the investment adviser for the Funds. AMG's asset management team currently manages $4.4 billion in mutual fund assets. In addition, certain AMG employees also manage approximately $2.2 billion in assets on behalf of Bank of Hawaii clients.


   Each of the Funds paid the Adviser and Sub-Advisers as follows during their fiscal year ended July 31, 2005:


                                                                 PERCENTAGE OF                  PERCENTAGE OF
                                                               AVERAGE NET ASSETS            AVERAGE NET ASSETS
                                                              (ADVISER FEES ONLY)          (SUB-ADVISER FEES ONLY)
                                                          ---------------------------- ----------------------------
     New Asia Growth Fund                                             0.40%                          0.50%
                                                          ---------------------------  ------------------------------
     International Stock Fund*                                        0.35%                          0.58%
                                                          ---------------------------  ------------------------------
     Small Cap Fund*                                                  0.40%                          0.57%
                                                          ---------------------------  ------------------------------
     Mid-Cap Fund*                                                    0.29%                          0.20%
                                                          ------------------------------ ------------------------------
     Growth Stock Fund                                                0.80%
                                                          -------------------------
     Growth and Income Fund                                           0.80%
                                                          -------------------------
     Value Fund                                                       0.80%
                                                          -------------------------
     Diversified Fixed Income Fund*                                   0.45%
                                                          -------------------------
     Tax-Free Securities Fund*                                        0.45%
                                                          -------------------------
     Short Intermediate U.S. Government Securities Fund*              0.25%
                                                          -------------------------
     Tax-Free Short Intermediate Securities Fund*                     0.40%
                                                          -------------------------
     Ultra Short Government Fund*                                     0.15%
    -------------------------------------------------------------------------------



    * The Adviser waived a portion of its fees for the fiscal year. Contractual fees (without waivers) are: International Stock Fund, 0.45%; Small Cap Fund, 0.50%; Mid-Cap Fund, 0.60%; Diversified Fixed Income Fund, 0.60%; Tax-Free Securities Fund, 0.60%; Short Intermediate U.S. Government Securities Fund, 0.50%; Tax-Free Short Intermediate Securities Fund, 0.50%; and Ultra Short Government Fund, 0.40%.


   THE SUB-ADVISERS

   First State (Hong Kong) LLC ("First State"), located at 3 Exchange Square, 8 Connaught Place Central, Hong Kong, is the sub-adviser to the New Asia Growth Fund, and provides investment advisory services with respect to management of that Fund's portfolio. For the sub-adviser's services, the Fund pays First State 0.50% of the Fund's average daily net assets. The Board of Trustees has approved the replacement of First State by its affiliate First State International Limited, 23 St. Andrew Square, Edinburgh EH2 1BB, subject to approval of the Fund's shareholders. The sub-advisory fee will not change as a result of this replacement. Further details will be provided in a proxy statement to Fund shareholders, currently scheduled to be mailed in December 2005.

   Hansberger Global Investors, Inc. ("Hansberger"), located at 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, Florida 33301, became the sub-adviser to the International Stock Fund on June 1, 2004, and provides investment advisory services with respect to management of that Fund's portfolio. For the sub-adviser's services, the Fund pays Hansberger 0.60% of the first $75 million of the Fund's average daily net assets and 0.35% of its average daily net assets in excess of $75 million.

   FUND MANAGEMENT


   Nicholas-Applegate Capital Management ("NACM"), located at 600 West Broadway, San Diego, California 92101, is the Sub-Adviser to the Small Cap Fund, and provides investment advisory services with respect to management of that Fund's portfolio. For the Sub-Adviser's services, the Fund pays NACM as follows: for assets invested using NACM's "small cap value" strategy - 0.60% of the first $50 million of average daily net assets and 0.55% of average daily net assets in excess of $50 million; and for assets invested using NACM's "systematic small cap" strategy -- 0.70% of average daily net assets (this increase is offset by a reduction in the fee paid to the Adviser).


   Bankoh Investment Partners, LLC, a limited liability company established pursuant to a joint venture between Chicago Equity Partners and Bank of Hawaii, located at 130 Merchant St., Suite 240, Honolulu, Hawaii 96813, is the Sub-Adviser to the Mid-Cap Fund, and provides investment advisory services with respect to management of the Fund's portfolio. For the Sub-Adviser's services, the Fund pays the Sub-Adviser 0.20% of the Fund's average daily net assets.

   PORTFOLIO MANAGERS

   Management of the Funds is coordinated by the Adviser's registered investment adviser unit, which is staffed with approximately 15 people, including 2 Chartered Financial Analysts and 5 MBAs.

   Individual portfolio managers or teams are responsible for managing the Funds, as set forth below.

   NEW ASIA GROWTH FUND. Alistair Thompson, Deputy Head of Asia Pacific Ex Japan Equities for First State since January 2004, is responsible for the management of the Fund. He is based in Singapore and for the prior 13 years worked as an investment manager with Edinburgh Fund Managers and CIM Fund Managers. Mr. Thompson is supported by the 13-member Asia Pacific equities team. Mr. Thompson works closely with Angus Tulloch, Head of Global Emerging Markets/Asia Pacific Ex Japan Equities, based in the United Kingdom, and Talib Dohadwala, a senior portfolio manager. Mr. Tulloch has 23 years of investment experience, having managed clients' assets for First State since 1988. He was previously a Chartered Accountant at Whinney Murray and Company and a regional analyst at Cazenove & Co (Hong Kong). Mr. Dohadwala has ten years specialist experience managing South East Asian equities. He began his investment career in 1994 with Schroder Investment Management as a fund manager in the South East Asian equity team. He moved to Allianz Asset Management in 1999 in a similar role before joining First State in 2001. He is also a CFA charterholder.

   INTERNATIONAL STOCK FUND. The Fund is managed by Thomas R. H. Tibbles and Lauretta (Retz) Reeves. Mr. Tibbles, CFA, joined Hansberger in 1999 and serves as Managing Director -- Canada, a portfolio manager and a research analyst. Before joining Hansberger, he was the Head of the Global Equity Team at Indago Capital Management in Toronto, an affiliate of Canada Life. From 1993 until joining Indago in 1996, he served as Vice President, International Equities for Sun Life Investment Management, managing a portfolio of non-North American equity securities for pension and mutual fund clients. Mr. Tibbles began his career in the investment industry in 1986. Ms. Reeves, CFA, joined Hansberger in 1996 and serves as its Chief Investment Officer, Managing Director -- Research Technology, a portfolio manager and a research analyst. From 1987 to 1996, Ms. Reeves was Senior Vice President at Templeton Worldwide in the research and portfolio management group. While at Templeton, Ms. Reeves managed several separate accounts and mutual funds with over $1 billion dollars of assets.

   FUND MANAGEMENT


   SMALL CAP FUND. A team lead by Mark Stuckelman is responsible for the day-to-day management of the "small cap value" strategy portion of the Fund's portfolio, and a team lead by Stacey Nutt is responsible for the day-to-day management of the "systematic small cap" strategy portion of the Fund's portfolio. Mr. Stuckelman, Lead Portfolio Manager, has 14 years investment experience. Prior to joining NACM in 1995, Mr. Stuckelman was a senior quantitative analyst with Wells Fargo Bank's Investment Management Group. Mr. Nutt, Lead Portfolio Manager, has 12 years investment experience. Prior to joining NACM in 1999, he was Research Director for Decision Analytics at Vestek Systems, Inc.

   MID-CAP FUND. The Fund's Sub-Adviser, Bankoh Investment Partners, utilizes a team approach to manage the Fund. The team consists of David Coughenour, Robert Kramer and David Johnsen. Mr. Coughenour, Chief Investment
   Officer - Equity, leads the team. He joined Chicago Equity Partners in 1989 and has sixteen years of industry experience. Mr. Coughenour holds the Chartered Financial Analyst designation. Mr. Kramer, Managing Director, is one of the founding members of Chicago Equity Partners, LLC and has been with the firm since 1989. He has eighteen years of industry experience. He is personally responsible for following and analyzing the healthcare sector. Before joining Chicago Equity Partners, Mr. Kramer worked with the Feldman Group and GE Capital. He holds the Chartered Financial Analyst designation and is a Certified Public Accountant. Mr. Johnsen, Managing Director, is also one of the founding members of Chicago Equity Partners, LLC and has been with the firm since 1989. He has twenty-nine years of investment experience. He is personally responsible for following and analyzing the technology hardware and consumer staples sectors. Prior to joining Chicago Equity Partners, he was a portfolio manager at Bank of America. He holds the Chartered Financial Analyst designation.

   GROWTH STOCK FUND, GROWTH AND INCOME AND VALUE FUNDS. The Equity Investment Team of the Asset Management Group of Bank of Hawaii is responsible for managing these three Funds. Senior team members include Roger J. Khlopin, Laughon Byrant, Orest Saikevych and Donald Soderlind. Mr. Khlopin, CFA, has been an Executive Vice President and Institutional Equity Manager of the Adviser's registered investment adviser unit since September 2004; previously he served as Chief Investment Officer of Khlopin Financial Services from 2003 to September, 2004, Senior Vice President and Managing Director, Financial Management Advisors from 2001 to 2003 and Vice President - Investments, Pacific Century Trust Company (Bank of Hawaii) from 1991 to March 2001. Mr. Bryant, Vice President, has served the Adviser as a Securities Analyst since 1997; previously he served as Portfolio Manager from 1993 to 1997 in First Hawaiian Bank's Trust and Investments Division. Mr. Saikevych, Vice President, has served the Adviser since July 2004; previously he served as Vice President and Investment Officer, Central Pacific Bank from 2003 to July, 2004, as Vice President and Portfolio Manager, Denis Wong & Associates, Inc. from 1998 to 2003 and as Associate Vice President and Portfolio Manager, First Hawaiian Bank from 1982 to 1998. Mr. Soderlind, CFA, joined the Adviser as Vice President on April 18, 2005; previously he served as Vice President and Portfolio Manager, Financial Management Advisors from June 1998 to March 2005 and as Vice President and Portfolio Manager, Cutler & Co. from January 1991 to May 1998.

   DIVERSIFIED FIXED INCOME FUND. Janet E. Katakura, Vice President, and Senior Portfolio Manager of the Fixed Income Investment Team of the Asset Management Group of Bank of Hawaii, has been primarily responsible for the day-to-day management of the Fund since its inception. Ms. Katakura joined the Adviser as a Portfolio Manager in 1983.

   FUND MANAGEMENT


   TAX-FREE SECURITIES FUND AND TAX-FREE SHORT INTERMEDIATE SECURITIES
   FUND. Robert Crowell, Stephen K. Rodgers and Lance K. Yoshihara are responsible for the day-to-day management of these two Funds. Mr. Crowell, Head of Fixed Income Department, has been with Bank of Hawaii for 33 years. As Chief Investment Officer of the Treasury Group, he has managed the Bank's $3 billion investment portfolio since 1993. From 1984 to 1993, Mr. Crowell was the principal of the Bank's Municipal Securities Dealer operations. Mr. Rodgers, Head of Tax Exempt Area, has been with Bank of Hawaii for 10 years. Before joining Bank of Hawaii, he spent two years as an Instructor at International Business School, Budapest. In addition, Mr. Rodgers holds the Chartered Financial Analyst designation. After completing his education, Mr. Yoshihara, Tax Exempt Securities Analyst, joined the Bank of Hawaii in 2004 as a Fixed Income Market Risk Analyst.


   SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND AND ULTRA SHORT GOVERNMENT FUND. Edward Haik, Vice President of the Asset Management Group of Bank of Hawaii, is the Portfolio Manager for these two Funds. Mr. Haik has 12 years prior experience in the investment industry, his most recent six years as a Portfolio Manager at The Asset Management Group of Bank of Hawaii. Prior to joining the Adviser, he held positions at Garban Tokyo, Ltd., Cantor Fitzgerald Securities, and Merrill Lynch.


   The Statement of Additional Information ("SAI") has more detailed information about the Adviser and other service providers. Additional information about the portfolio managers' compensation, other accounts managed, and ownership of shares in the respective Funds is also available in the SAI.
   THE DISTRIBUTOR, ADMINISTRATOR AND SUB-ADMINISTRATOR

   BISYS Fund Services LP ("BISYS") is the Funds' distributor and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") is the Funds' administrator. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219.

   BISYS Ohio has entered into a Sub-Administration Agreement with the Bank of Hawaii, an affiliate of the Adviser, which provides that Bank of Hawaii will assist BISYS Ohio in performing certain administrative services to the Funds. The address of Bank of Hawaii is 130 Merchant Street, Honolulu, Hawaii 96813.

 [ICON]

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES

   ----------------------------------------
   HOW NAV IS CALCULATED

   NAV is calculated by adding the total value of a Fund's investments and other assets attributable to Class Y shares, subtracting its liabilities attributable to Class Y shares, and then dividing that figure by the number of outstanding Class Y shares of the Fund:

                                       NAV =
                            Total Assets - Liabilities
                           ----------------------------
                                 Number of Shares
                                    Outstanding

   Locate your Fund's NAV daily in The Wall Street Journal and other newspapers or call 800-258-9232 for information.
   ----------------------------------------
The price of each Fund's shares is based on its per share net asset value ("NAV"). The NAV for Class Y shares is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (normally at 4 p.m. Eastern time) on days the Exchange is open. Your order will be priced at the next NAV calculated after your order is received by the Fund (plus any applicable sales charge).

The Fund's securities are valued at current market prices except for debt obligations with remaining maturities of 60 days or less (which are valued at amortized cost). When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust's Board of Trustees ("Board") in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of a Fund's NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES


   Shares are sold by the Distributor, BISYS. Any institution (including Bank of Hawaii and its affiliated and correspondent banks) acting on behalf of customers having a qualified trust account, employee benefit account or other qualifying account at the institution is eligible to invest in Class Y shares. Class Y shares may not be purchased by individual investors, either directly or through brokerage accounts.


   Class Y shares purchased through qualifying accounts may be held in separate accounts in the name of the person or persons who purchased the shares, but dividends and distributions relating to such shares may not be reinvested and no additional Class Y shares may be purchased for such separate accounts unless the account holder qualifies to purchase additional Class Y shares. If you have purchased Class Y shares of any Fund and do not qualify to purchase additional Class Y shares, you may make an additional investment in the Fund by purchasing Class A or Class B shares, which are offered in a separate prospectus. If you have purchased Class Y shares, but no longer qualify to make an additional investment, we will automatically convert your holdings to Class A shares of the same Fund. As a shareholder of Class A shares, you will be permitted to reinvest dividends and distributions relating to your share holdings, but your investment will be subject to the higher expenses associated with Class A shares. See "Exchanging Your Shares" later in this prospectus.

   Qualified accounts maintained by or on behalf of certain customers or clients ("Customers") by an institution or investment adviser may purchase Class Y shares of the Funds through procedures established by BISYS. These procedures may include instructions under which a Customer's account is automatically "swept" at least once a week and amounts in excess of a minimum amount agreed upon by a Customer and its institution or investment adviser are invested by BISYS in shares of a Fund.

   No sales charge (load) is imposed at the time you purchase Class Y shares. Depending upon the terms of your Customer account, your institution or investment adviser may charge your account fees for services provided in connection with investment in the Funds. Your institution or investment adviser will provide you with information concerning these services and any charges.

   All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks, cash, money orders, credit cards, starter checks (for initial purchases), credit card convenience checks, traveler's checks and checks payable in foreign currency are not accepted.

   -----------------------------------------------------------------------------
   AVOID TAX WITHHOLDING

   A Fund must withhold 28% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund with your taxpayer identification number in compliance with IRS regulations. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.
   -----------------------------------------------------------------------------

                                    QUESTIONS?

                             Call 800-258-9232 or your
                            investment representative.
 52

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL
   Initial Investment:

   1. Contact BISYS at 800-258-9232 to request an application.

   2. Make check payable to "Pacific Capital Funds" and include the name of the appropriate Fund(s) on the check.

   3. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   Subsequent Investments:

   1. Use the investment slip attached to your account statement.
      Or, if unavailable

   2. Include the following information on a piece of paper:
      - Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number

      (Include your account number on your check)

   3. Mail investment slip and check to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   BY OVERNIGHT SERVICE
   See instructions 1-2 above for subsequent investments.

   3. Send to: Pacific Capital Funds,
      c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   BY ELECTRONIC PURCHASE
   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.
   Your bank or broker may charge for this service.

   Establish the electronic purchase option on your account application or call 800-258-9232 for instructions. Your account can generally be set up for electronic purchases within 15 days.

   Call 800-258-9232 to arrange a transfer from your bank account.

                                                     ELECTRONIC VS. WIRE
                                                     TRANSFER
                                                     Wire transfers allow
                                                     financial institutions to
                                                     send funds to each other,
                                                     almost instantaneously.
                                                     With an electronic
                                                     purchase or sale, the
                                                     transaction is made
                                                     through the Automated
                                                     Clearing House (ACH),
                                                     which may take up to eight
                                                     days to clear. The Fund
                                                     does not charge a fee for
                                                     ACH transactions. Note:
                                                     Your financial institution
                                                     may charge a separate fee.

                                   QUESTIONS?
                           Call 800-258-9232 or your
                           investment representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please phone the Funds at 800-258-9232 for instructions on opening an account or purchasing additional shares by wire transfer.

   You can add to your account by using the convenient options described above. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice. The Funds also reserve the right to reject any purchase or to suspend or modify the continuous offering of their shares.

   The Funds' Transfer Agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the Transfer Agent each reserve the right to close your account or to take such other action as they deem reasonable or required by law.

   CUSTOMER IDENTIFICATION INFORMATION

   To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

   As a result, the Funds must obtain the following information for each person that opens a new account:

     - Name;

     - Date of birth (for individuals);

     - Residential or business street address (although post office boxes are still permitted for mailing); and

     - Social security number, taxpayer identification number, or other identifying number.

   You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
   You can sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund or your investment representative. Normally you will receive your proceeds within a week after your request is received.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 800-258-9232 with instructions as to how you want to receive your funds (mail, wire, electronic transfer). See "General Policies on Selling Shares" below.

   BY MAIL (SEE "GENERAL POLICIES ON SELLING SHARES-REDEMPTIONS IN WRITING REQUIRED" BELOW.)

     1. Call 800-258-9232 to request redemption forms (if your account is an IRA or another form of retirement plan), or write a letter of instruction indicating:
        - Your Fund and account number
        - Amount you want to redeem
        - Address where your check should be sent
        - Account owner signature

     2. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   BY OVERNIGHT SERVICE
    1. See instruction 1 above.

    2. Send to: Pacific Capital Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER
   You must select this option on your account application.

   The Fund does not charge a wire transfer fee. Note: Your financial institution may charge a separate fee.

   Call 800-258-9232 to request a wire transfer.

   If you call and your sell order is received by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

   ELECTRONIC REDEMPTIONS
   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Note: Your bank may charge for this service.

   Call 800-258-9232 to request an electronic redemption.

   If you call and your sell order is received by 4 p.m. Eastern time, the NAV of your shares will be determined on the same day and, after the transaction clears, the proceeds will be credited within a week.

                                    QUESTIONS?

                             Call 800-258-9232 or your
                            investment representative.
 56

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. All requests for redemptions from individual retirement accounts ("IRA's") must be in writing.

   2. Redemption requests require a signature guarantee when:

    - You ask us to make the check payable to someone who is not the owner of the account

    - You ask us to mail the check to an address that is not the address on your account

    - You ask us to wire the proceeds to a commercial bank account that is not designated on your account application

    - The redemption proceeds exceed $100,000

   You must obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   The Funds do not accept signatures guaranteed by a notary public.

   TELEPHONE REDEMPTIONS

   The Funds attempt to insure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Because of these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Funds, the Transfer Agent, the Adviser and/or the Distributor may be liable for losses due to unauthorized transactions.

   At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

   REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT

   When you have made an investment by check, you cannot receive any portion of the redemption proceeds on the same investment until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days). You can avoid this delay by purchasing shares by wire.

   REFUSAL/DELAY OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission ("SEC") in order to protect remaining shareholders.

   SHAREHOLDER INFORMATION


   REDEMPTION IN KIND

   We reserve the right to make your redemption payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If we deem it advisable for the benefit of all shareholders, you will receive securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   UNDELIVERABLE OR UNCASHED DISTRIBUTION CHECKS

   If you choose to receive distributions in cash and if distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

   REDEMPTION FEES

   The New Asia Growth Fund and International Stock Fund may assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 90 days. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. Although the Funds have a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee or redemptions of small numbers of shares. Further, the Funds may not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through portfolio rebalancing programs of institutional investment managers (including those of Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions requested within 30 days following the death of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. Finally, the fee does not apply to shares purchased through reinvested dividends or capital gains.
   EXCHANGING YOUR SHARES

   The Exchange Privilege permits a shareholder to exchange Class Y shares of one Fund for Class Y shares of another Fund. Class Y shareholders may also exchange their shares for other investment companies for which The Asset Management Group of Bank of Hawaii serves as investment adviser. These are the Pacific Capital Cash Assets Trust, the Pacific Capital Tax-Free Cash Assets Trust, the Pacific Capital U.S. Government Securities Cash Assets Trust. Except as indicated on the next page under "Instructions for Exchanging Shares," no transaction fees are charged for exchanges.

   NOTES ON EXCHANGES

   - The registration and tax identification numbers of the two accounts must be identical.

   - The Exchange Privilege may be changed or eliminated at any time after a 60-day notice to shareholders.

   - Be sure to read carefully the Prospectus of any Fund or other investment company into which you wish to exchange shares.
 58

   SHAREHOLDER INFORMATION


   INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges from one Fund to another are taxable. You can make exchanges by sending a written request to Pacific Capital Funds, PO Box 182130, Columbus, OH 43218-2130, or by calling 800-258-9232. Please provide the following information:
 - Your name and telephone number
 - The exact name on your account and account number
 - Taxpayer identification number (usually your social security number)
 - Dollar value or number of shares you are exchanging
 - The name of the Fund from which the exchange is to be made
 - The name of the Fund into which the exchange is being made

See "Selling Your Shares" for important information about telephone transactions.

Frequent purchases and redemptions of shares of a mutual fund (including activities of "market timers") can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a fund's investment portfolio, and increased brokerage and administrative costs. To prevent disruption in the management of the Funds due to market timing strategies:
 - exchange activity may be limited to four substantial exchanges within one calendar year period;
 - each Fund may refuse any purchase or exchange request for Fund shares if management determines that such request could adversely affect the Fund's NAV, including as a result of the shareholder's excessive trading (to be determined at management's discretion); and
 - each Fund may, after prior warning and notification, close an account due to excessive trading.

The exchange activity limitations do not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through portfolio rebalancing programs of institutional investment managers (including Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions requested within 30 days following the death of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. In addition, there is no limit on exchange activity in the Ultra Short Government Fund.

The Fund's ability to monitor trades placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts, and fee-based programs is limited, and the Fund may not be able to detect market timing activities by such underlying shareholders.

In addition, each of the following Pacific Capital Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that Fund if you have held those shares for less than 90 days:

                                                        FUND                        REDEMPTION FEE
                                                        ----                        --------------
                                                        New Asia Growth Fund             2.00%
                                                        International Stock Fund         2.00%

The redemption fee is paid directly to the applicable Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares and to deter such short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. Although the Funds have a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee or redemptions of small numbers of shares. Further, the Funds may not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through portfolio rebalancing programs of institutional investment managers (including Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions requested within 30 days following the death of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. In addition, there is no limit on exchange activity in the Ultra Short Government Fund. Finally, the fee does not apply to shares purchased through reinvested dividends or capital gains.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES

   DIVIDENDS AND DISTRIBUTIONS
   The Diversified Fixed Income Fund, Tax-Free Securities Fund, Short Intermediate U.S. Government Securities Fund, Tax-Free Short Intermediate Securities Fund and Ultra Short Government Fund will declare dividends of substantially all of their net income daily and will pay such dividends monthly. Dividends begin accruing on the date your order is received by the Funds. The New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund will declare and pay dividends of substantially all of their net income quarterly. Each Fund distributes any capital gains annually.

   We automatically reinvest all income dividends and capital gains distributions on Fund shares in additional shares of the same Fund and Class on the ex-dividend date unless you request otherwise in writing to the Transfer Agent (at least 15 days prior to the distribution). The Distributor does not charge any fees or sales charges on reinvestments. You may elect to receive your dividends/distributions in cash either by check sent to your address or by wire to your bank account.

   The value of your shares will be reduced by the amount of dividends and distributions. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

   TAXES
   Dividends generally are taxable as ordinary income. Certain distributions designated as "qualified dividends" are generally taxable to an individual shareholder at his or her maximum long-term capital gains rate. Taxes on capital gains distributed by the Funds vary with the length of time the Fund has held the security -- not how long you have been invested in the Fund.

   Dividends are taxable in the year in which they are declared, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or in additional shares.

   The Funds may incur foreign income taxes in connection with some of their foreign investments. Certain of these taxes may be credited to shareholders.

   The Funds expect that some dividends paid by the Tax Free Securities Fund and Tax Free Short Intermediate Securities Fund will be exempt from federal personal income tax to the extent attributable to municipal obligations.

   You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   An exchange of shares is considered a sale, and any related gains may be subject to federal and state taxes.

   Foreign shareholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.
 60

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES
   CONTINUED

   HAWAII TAX INFORMATION
   The Funds expect that some dividends paid by the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund to Hawaii residents will be exempt from Hawaii personal income tax to the extent attributable to Hawaii municipal obligations. Under Hawaii law, interest derived from obligations of other states (and their political subdivisions) will not be exempt from Hawaii income taxation.

   Dividends and distributions made by the Funds (and to the extent attributable to Hawaii municipal obligations for the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund) to Hawaii residents will generally be treated for Hawaii income tax purposes in the same manner as they are treated for federal income tax purposes.

   If you are not a Hawaii resident you should not be subject to Hawaii income taxation on dividends and distributions made by the Funds, but you will be subject to taxes of other states and localities.

   OTHER SHARE CLASSES
   The Funds also offer Class A, B and C shares. However, the offering of Class B shares by all Funds has been suspended since June 1, 2003 (except for reinvestment of Class B share dividends and exchange of Class B shares between Funds). The suspension will remain in effect until further notice. These shares have different sales charges and other expenses which will result in different performance than Class Y shares. Shares of all Classes of a Fund otherwise have identical rights, and vote together except for matters affecting only a specific Class.

 [ICON]

   FINANCIAL HIGHLIGHTS

   The Financial Highlights in the following table set forth certain financial data and investment results of the Class Y shares of the Funds for the past five years or, if shorter, the period since inception, expressed in one share of each Fund outstanding throughout the period. The Financial Highlights are derived from the financial statements of Pacific Capital Funds. The information for the year ended July 31, 2005 has been audited by KPMG LLP, an independent registered public accounting firm.(1) The Financial Highlights should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information. The Funds' annual and semi-annual reports contain additional performance information relating to the Funds and are available upon request, without charge.

   (1) Prior to September 28, 2004, Ernst & Young LLP served as the Trust's independent registered public accounting firm.
 62

     PACIFIC CAPITAL FUNDS                           NEW ASIA GROWTH FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                           INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                   --------------------------------------   ----------------------------------------
                                                    NET
                                                  REALIZED
                                                    AND
                                                 UNREALIZED
                                                   GAINS                                     NET
                                                (LOSSES) ON                               REALIZED
                                                INVESTMENTS                               GAINS ON                      NET
                       NET ASSET      NET           AND                                  INVESTMENTS                   ASSET
                        VALUE,     INVESTMENT     FOREIGN      TOTAL FROM      NET           AND                       VALUE,
                       BEGINNING     INCOME       CURRENCY     INVESTMENT   INVESTMENT     FOREIGN         TOTAL       END OF
                       OF PERIOD     (LOSS)     TRANSACTIONS   ACTIVITIES     INCOME     CURRENCIES    DISTRIBUTIONS   PERIOD
-----------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005          $11.60       $ 0.15(c)     $ 4.13        $ 4.28       $(0.16)        $--          $(0.16)      $15.72
 July 31, 2004            9.89         0.11          1.70          1.81        (0.10)         --           (0.10)       11.60
 July 31, 2003            9.93         0.05         (0.06)        (0.01)       (0.03)         --           (0.03)        9.89
 July 31, 2002            9.49         0.01          0.43          0.44           --(b)       --              --(b)      9.93
 July 31, 2001           12.58        (0.02)        (3.07)        (3.09)          --          --              --         9.49
-----------------------------------------------------------------------------------------------------------------------------

                                                     RATIOS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------------

                                                            RATIO OF
                                                              NET
                                                           INVESTMENT
                                NET ASSETS,    RATIO OF      INCOME      RATIO OF
                                  END OF       EXPENSES    (LOSS) TO     EXPENSES
                       TOTAL      PERIOD      TO AVERAGE    AVERAGE     TO AVERAGE     PORTFOLIO
                       RETURN     (000'S)     NET ASSETS   NET ASSETS   NET ASSETS*   TURNOVER (a)
--------------------------------------------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005         37.07%     $44,092        1.71%        1.13%        1.73%          44.06%
 July 31, 2004         18.21%      29,827        1.63%        0.80%        1.64%          78.13%
 July 31, 2003         (0.13)%     23,937        1.85%        0.59%        1.86%         110.44%
 July 31, 2002          4.64%      19,870        1.71%        0.13%        1.73%          70.55%
 July 31, 2001        (24.56)%     20,512        1.73%       (0.17)%       1.78%         115.95%
---------------------------------------------------------------------------------------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) Less than $0.01 per share.

(c) Amounts have been calculated using the average daily shares method.

     PACIFIC CAPITAL FUNDS                       INTERNATIONAL STOCK FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                           INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                   --------------------------------------   -----------------------------------------
                                                    NET
                                                  REALIZED
                                                    AND
                                                 UNREALIZED                                  NET
                                                   GAINS                                   REALIZED
                                                (LOSSES) ON                                GAINS ON                      NET
                                                INVESTMENTS                              INVESTMENTS                    ASSET
                       NET ASSET      NET           AND                                      AND                        VALUE,
                        VALUE,     INVESTMENT     FOREIGN      TOTAL FROM      NET         FOREIGN                       END
                       BEGINNING     INCOME       CURRENCY     INVESTMENT   INVESTMENT     CURRENCY         TOTAL         OF
                       OF PERIOD     (LOSS)     TRANSACTIONS   ACTIVITIES     INCOME     TRANSACTIONS   DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005          $ 7.55       $ 0.08(b)     $ 1.55        $ 1.63       $(0.05)       $   --         $(0.05)      $9.13
 July 31, 2004            6.57         0.01          0.97          0.98           --            --             --        7.55
 July 31, 2003            6.44         0.05          0.08          0.13           --            --             --        6.57
 July 31, 2002            8.19        (0.01)        (1.74)        (1.75)          --            --             --        6.44
 July 31, 2001           14.59        (0.02)        (3.80)        (3.82)          --         (2.58)         (2.58)       8.19
------------------------------------------------------------------------------------------------------------------------------

                                                   RATIOS/SUPPLEMENTAL DATA
                                --------------------------------------------------------------

                                                        RATIO OF
                                                          NET
                                  NET                  INVESTMENT
                                ASSETS,    RATIO OF      INCOME      RATIO OF
                                END OF     EXPENSES    (LOSS) TO     EXPENSES
                       TOTAL    PERIOD    TO AVERAGE    AVERAGE     TO AVERAGE     PORTFOLIO
                       RETURN   (000'S)   NET ASSETS   NET ASSETS   NET ASSETS*   TURNOVER (a)
----------------------------------------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005         21.61%   $93,049      1.47%        0.97%        1.59%          37.98%
 July 31, 2004         14.92%    59,165      1.53%        0.20%        1.63%         237.06%
 July 31, 2003          2.02%    60,558      1.59%        0.74%        1.69%         178.04%
 July 31, 2002        (21.37%)   50,422      1.56%        0.03%        1.69%         244.40%
 July 31, 2001        (29.82%)   79,177      1.50%       (0.14)%       1.64%         213.53%
-----------------------------------------------------------------------------------------------------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) Amounts have been calculated using the average daily shares method.

     PACIFIC CAPITAL FUNDS                                 SMALL CAP FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                           INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                   -------------------------------------   -------------------------------------
                                                    NET
                                                 REALIZED
                                                    AND                                                             NET
                       NET ASSET      NET       UNREALIZED                                                         ASSET
                        VALUE,     INVESTMENT      GAINS      TOTAL FROM      NET         NET                      VALUE,
                       BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF   TOTAL
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005          $16.63       $(0.05)      $ 4.44        $ 4.39       $   --      $(2.73)      $(2.73)      $18.29   28.30%
 July 31, 2004           13.30        (0.02)        3.69          3.67           --       (0.34)       (0.34)       16.63   27.78%
 July 31, 2003           12.18         0.03         2.60          2.63        (0.04)      (1.47)       (1.51)       13.30   24.96%
 July 31, 2002           13.49         0.06        (0.35)        (0.29)       (0.06)      (0.96)       (1.02)       12.18   (2.47)%
 July 31, 2001           10.42         0.08         3.88          3.96        (0.09)      (0.80)       (0.89)       13.49   40.34%
----------------------------------------------------------------------------------------------------------------------------------

                                          RATIOS/SUPPLEMENTAL DATA
                       ---------------------------------------------------------------
                                                RATIO OF
                                                  NET
                         NET                   INVESTMENT
                       ASSETS,     RATIO OF      INCOME      RATIO OF
                        END OF     EXPENSES    (LOSS) TO     EXPENSES
                        PERIOD    TO AVERAGE    AVERAGE     TO AVERAGE     PORTFOLIO
                       (000'S)    NET ASSETS   NET ASSETS   NET ASSETS*   TURNOVER (a)
--------------------------------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005         $125,299      1.35%       (0.29)%       1.46%          67.75%
 July 31, 2004          117,641      1.29%       (0.12)%       1.39%          90.26%
 July 31, 2003           85,520      1.35%        0.19%        1.45%         105.27%
 July 31, 2002           68,001      1.33%        0.47%        1.45%          81.67%
 July 31, 2001           53,558      1.40%        0.67%        1.54%          90.31%
----------------------------------------------------------------------------------------------------------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

     PACIFIC CAPITAL FUNDS                                   MID-CAP FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                    INVESTMENT ACTIVITIES                 DISTRIBUTIONS
                            -------------------------------------   --------------------------

                                             NET
                                          REALIZED                                                NET
                NET ASSET      NET           AND                                                 ASSET
                 VALUE,     INVESTMENT   UNREALIZED    TOTAL FROM      NET                       VALUE,
                BEGINNING     INCOME      GAINS ON     INVESTMENT   INVESTMENT       TOTAL       END OF     TOTAL
                OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD   RETURN (c)
--------------------------------------------------------------------------------------------------------------------
CLASS Y
Period Ended:
 July 31, 2005   $10.34       $ 0.05       $ 2.42        $ 2.47       $(0.05)       $(0.05)      $12.76      23.92%
 July 31,
   2004(b)        10.00         0.03         0.34          0.37        (0.03)        (0.03)       10.34       3.69%
--------------------------------------------------------------------------------------------------------------------

                                   RATIOS/SUPPLEMENTAL DATA
                --------------------------------------------------------------
                                        RATIO OF
                                          NET
                                       INVESTMENT
                  NET      RATIO OF      INCOME      RATIO OF
                ASSETS,    EXPENSES    (LOSS) TO     EXPENSES
                END OF    TO AVERAGE    AVERAGE     TO AVERAGE
                PERIOD       NET          NET           NET        PORTFOLIO
                (000'S)   ASSETS (d)   ASSETS (d)   ASSETS*(d)    TURNOVER (a)
------------------------------------------------------------------------------
CLASS Y
Period Ended:
 July 31, 2005  $83,141      0.80%        0.47%        1.19%          97.23%
 July 31,
   2004(b)       30,689      0.80%        0.60%        1.35%          47.75%
--------------------------------------------------------------------------------------------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) For the period from December 30, 2003 (commencement of operations) to July 31, 2004.

(c) Not Annualized for periods less than one year.

(d) Annualized for periods less than one year.

     PACIFIC CAPITAL FUNDS                              GROWTH STOCK FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                           INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                   -------------------------------------   -------------------------------------
                                                    NET
                                                 REALIZED
                                                    AND                                                             NET
                       NET ASSET                UNREALIZED                                                         ASSET
                        VALUE,        NET          GAINS      TOTAL FROM      NET         NET                      VALUE,
                       BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF   TOTAL
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTION    PERIOD   RETURN
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005          $ 8.09       $ 0.02       $ 0.83        $ 0.85       $(0.02)      $--         $(0.02)      $ 8.92   10.50%
 July 31, 2004            7.79        (0.03)        0.33          0.30           --        --             --         8.09    3.85%
 July 31, 2003            7.06        (0.02)        0.75          0.73           --        --             --         7.79   10.34%
 July 31, 2002           10.44        (0.05)       (3.33)        (3.38)          --        --             --         7.06  (32.38)%
 July 31, 2001           19.95        (0.06)       (4.73)        (4.79)          --     (4.72)         (4.72)       10.44  (29.84)%
----------------------------------------------------------------------------------------------------------------------------------

                                          RATIOS/SUPPLEMENTAL DATA
                       ---------------------------------------------------------------

                                                RATIO OF
                         NET                      NET
                       ASSETS,     RATIO OF    INVESTMENT    RATIO OF
                        END OF     EXPENSES     LOSS TO      EXPENSES
                        PERIOD    TO AVERAGE    AVERAGE     TO AVERAGE     PORTFOLIO
                       (000'S)    NET ASSETS   NET ASSETS   NET ASSETS*   TURNOVER (a)
---------------------  ---------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005         $218,750      1.15%        0.19%        1.16%         174.37%
 July 31, 2004          237,799      1.10%       (0.31)%       1.10%          60.70%
 July 31, 2003          251,310      1.10%       (0.33)%       1.10%          33.11%
 July 31, 2002          195,252      1.09%       (0.55)%       1.11%          36.85%
 July 31, 2001          329,572      1.08%       (0.44)%       1.12%          97.27%
----------------------------------------------------------------------------------------------------------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

     PACIFIC CAPITAL FUNDS                         GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                           INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                   -------------------------------------   -------------------------------------
                                                    NET
                                                 REALIZED
                                                    AND                                                             NET
                       NET ASSET      NET       UNREALIZED                                                         ASSET
                        VALUE,     INVESTMENT      GAINS      TOTAL FROM      NET         NET                      VALUE,
                       BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF   TOTAL
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005          $11.73       $ 0.09       $ 1.68        $ 1.77       $(0.08)     $  --        $(0.08)      $13.42    15.12%
 July 31, 2004           10.76         0.05         0.96          1.01        (0.04)        --         (0.04)       11.73     9.39%
 July 31, 2003            9.96         0.04         0.80          0.84        (0.04)        --         (0.04)       10.76     8.52%
 July 31, 2002           13.97         0.03        (4.02)        (3.99)       (0.02)        --         (0.02)        9.96   (28.60)%
 July 31, 2001           21.39         0.01        (4.74)        (4.73)          --(b)   (2.69)        (2.69)       13.97   (24.19)%
----------------------------------------------------------------------------------------------------------------------------------

                                          RATIOS/SUPPLEMENTAL DATA
                       ---------------------------------------------------------------
                                                RATIO OF
                                                  NET
                         NET                   INVESTMENT
                       ASSETS,    RATION OF      INCOME      RATIO OF
                        END OF     EXPENSES    (LOSS) TO     EXPENSES
                        PERIOD    TO AVERAGE    AVERAGE     TO AVERAGE     PORTFOLIO
                       (000'S)    NET ASSETS   NET ASSETS   NET ASSETS*   TURNOVER (a)
---------------------  ---------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005         $136,311      1.17%        0.67%        1.19%         181.04%
 July 31, 2004          127,883      1.13%        0.38%        1.13%          48.46%
 July 31, 2003          138,027      1.12%        0.49%        1.12%          46.92%
 July 31, 2002          116,719      1.10%        0.20%        1.13%          43.28%
 July 31, 2001          162,138      1.10%        0.09%        1.14%          43.24%
----------------------------------------------------------------------------------------------------------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) Less than $0.01 per share.

     PACIFIC CAPITAL FUNDS                                     VALUE FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                           INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                   -------------------------------------   -------------------------------------
                                                    NET
                                                 REALIZED
                                                    AND                                                             NET
                       NET ASSET      NET       UNREALIZED                                                         ASSET
                        VALUE,     INVESTMENT      GAINS      TOTAL FROM      NET         NET                      VALUE,
                       BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF   TOTAL
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005          $ 8.39       $0.10        $ 1.50        $ 1.60       $(0.10)     $  --        $(0.10)      $9.89     19.12%
 July 31, 2004            7.38        0.08          1.01          1.09        (0.08)        --         (0.08)       8.39     14.76%
 July 31, 2003            7.03        0.09          0.35          0.44        (0.09)        --         (0.09)       7.38      6.32%
 July 31, 2002            9.15        0.06         (2.12)        (2.06)       (0.06)        --         (0.06)       7.03    (22.59)%
 July 31, 2001           10.74        0.07         (0.22)        (0.15)       (0.07)     (1.37)        (1.44)       9.15     (1.34)%
----------------------------------------------------------------------------------------------------------------------------------

                                          RATIOS/SUPPLEMENTAL DATA
                       ---------------------------------------------------------------
                                                RATIO OF
                                                  NET
                         NET                   INVESTMENT
                       ASSETS,     RATIO OF      INCOME      RATIO OF
                        END OF     EXPENSES    (LOSS) TO     EXPENSES
                        PERIOD    TO AVERAGE    AVERAGE     TO AVERAGE     PORTFOLIO
                       (000'S)    NET ASSETS   NET ASSETS   NET ASSETS*   TURNOVER (a)
---------------------  ---------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005         $182,279      1.11%        1.05%        1.12%         129.24%
 July 31, 2004          178,389      1.08%        0.89%        1.08%          73.48%
 July 31, 2003          210,881      1.07%        1.30%        1.07%          77.62%
 July 31, 2002          198,862      1.05%        0.71%        1.07%          48.18%
 July 31, 2001          231,106      1.06%        0.76%        1.10%          79.05%
---------------------------------------------------------------------------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

     PACIFIC CAPITAL FUNDS                  DIVERSIFIED FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                           INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                   -------------------------------------   -------------------------------------
                                                    NET
                                                 REALIZED
                                                    AND                                                             NET
                       NET ASSET                UNREALIZED                                                         ASSET
                        VALUE,        NET          GAINS      TOTAL FROM      NET         NET                      VALUE,
                       BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF   TOTAL
                       OF PERIOD     INCOME     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005          $11.12       $ 0.43       $ 0.00        $ 0.43       $(0.43)     $(0.03)      $(0.46)      $11.09    3.90%
 July 31, 2004           11.35         0.45        (0.03)         0.42        (0.45)      (0.20)       (0.65)       11.12    3.73%
 July 31, 2003           11.29         0.50         0.17          0.67        (0.50)      (0.11)       (0.61)       11.35    6.00%
 July 31, 2002           10.96         0.56         0.33          0.89        (0.56)         --        (0.56)       11.29    8.38%
 July 31, 2001           10.28         0.61         0.68          1.29        (0.61)         --        (0.61)       10.96   12.83%
----------------------------------------------------------------------------------------------------------------------------------

                                          RATIOS/SUPPLEMENTAL DATA
                       ---------------------------------------------------------------

                                                RATIO OF
                         NET                      NET
                       ASSETS,     RATIO OF    INVESTMENT    RATIO OF
                        END OF     EXPENSES    INCOME TO     EXPENSES
                        PERIOD    TO AVERAGE    AVERAGE     TO AVERAGE     PORTFOLIO
                       (000'S)    NET ASSETS   NET ASSETS   NET ASSETS*   TURNOVER (a)
---------------------  ---------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005         $294,240      0.74%        3.81%        0.91%          27.95%
 July 31, 2004          268,129      0.73%        3.97%        0.88%          48.55%
 July 31, 2003          235,902      0.72%        4.30%        0.87%          52.53%
 July 31, 2002          222,500      0.71%        5.11%        0.88%          71.59%
 July 31, 2001          230,523      0.70%        5.70%        0.90%          58.91%
-----------------------------------------------------------------------------------------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

     PACIFIC CAPITAL FUNDS                       TAX-FREE SECURITIES FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                           INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                   -------------------------------------   -------------------------------------
                                                    NET
                                                 REALIZED
                                                    AND                                                             NET
                       NET ASSET                UNREALIZED                                                         ASSET
                        VALUE,        NET          GAINS      TOTAL FROM      NET         NET                      VALUE,
                       BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF   TOTAL
                       OF PERIOD     INCOME     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005          $10.76       $ 0.44       $(0.03)       $ 0.41       $(0.44)     $(0.16)      $(0.60)      $10.57     3.83%
 July 31, 2004           10.79         0.47         0.02          0.49        (0.47)      (0.05)       (0.52)       10.76     4.59%
 July 31, 2003           10.90         0.46        (0.05)         0.41        (0.46)      (0.06)       (0.52)       10.79     3.80%
 July 31, 2002           10.78         0.47         0.23          0.70        (0.47)      (0.11)       (0.58)       10.90     6.73%
 July 31, 2001           10.33         0.49         0.45          0.94        (0.49)         --        (0.49)       10.78     9.33%
----------------------------------------------------------------------------------------------------------------------------------

                                          RATIOS/SUPPLEMENTAL DATA
                       ---------------------------------------------------------------

                                                RATIO OF
                         NET                      NET
                       ASSETS,    RATION OF    INVESTMENT    RATIO OF
                        END OF     EXPENSES    INCOME TO     EXPENSES
                        PERIOD    TO AVERAGE    AVERAGE     TO AVERAGE     PORTFOLIO
                       (000'S)    NET ASSETS   NET ASSETS   NET ASSETS*   TURNOVER (a)
---------------------  ---------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005         $315,854      0.75%        4.06%        0.92%           8.65%
 July 31, 2004          343,890      0.72%        4.28%        0.87%           8.87%
 July 31, 2003          397,157      0.71%        4.18%        0.86%           1.24%
 July 31, 2002          445,733      0.69%        4.42%        0.86%          13.40%
 July 31, 2001          463,426      0.70%        4.66%        0.89%          19.05%
-------------------------------------------------------------------------------------------------------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

     PACIFIC CAPITAL FUNDS  SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES
                                     FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                           INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                   -------------------------------------   -------------------------------------
                                                    NET
                                                 REALIZED
                                                    AND                                                             NET
                       NET ASSET                UNREALIZED                                                         ASSET
                        VALUE,        NET          GAINS      TOTAL FROM      NET         NET                      VALUE,
                       BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF   TOTAL
                       OF PERIOD     INCOME     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005          $ 9.82       $0.29        $(0.14)       $ 0.15       $(0.29)     $   --(b)    $(0.29)      $ 9.68    1.52%
 July 31, 2004            9.99        0.27         (0.13)         0.14        (0.27)      (0.04)       (0.31)        9.82    1.38%
 July 31, 2003           10.09        0.33          0.01          0.34        (0.33)      (0.11)       (0.44)        9.99    3.41%
 July 31, 2002            9.83        0.37          0.31          0.68        (0.37)      (0.05)       (0.42)       10.09    7.03%
 July 31, 2001            9.32        0.48          0.51          0.99        (0.48)         --        (0.48)        9.83   10.84%
----------------------------------------------------------------------------------------------------------------------------------

                                          RATIOS/SUPPLEMENTAL DATA
                       --------------------------------------------------------------

                                               RATIO OF
                         NET                     NET
                       ASSETS,    RATIO OF    INVESTMENT    RATIO OF
                       END OF     EXPENSES    INCOME TO     EXPENSES
                       PERIOD    TO AVERAGE    AVERAGE     TO AVERAGE     PORTFOLIO
                       (000'S)   NET ASSETS   NET ASSETS   NET ASSETS*   TURNOVER (a)
---------------------  --------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005         $85,991      0.55%        2.93%        0.84%          35.32%
 July 31, 2004          81,346      0.55%        2.73%        0.81%          49.42%
 July 31, 2003          88,824      0.55%        3.23%        0.80%          17.50%
 July 31, 2002          62,156      0.56%        3.69%        0.82%          62.60%
 July 31, 2001          47,000      0.65%        4.96%        0.90%         107.46%
----------------------------------------------------------------------------------------------------------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) Less than $0.01 per share.

     PACIFIC CAPITAL FUNDS    TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                           INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                   -------------------------------------   -------------------------------------
                                                    NET
                                                 REALIZED
                                                    AND                                                             NET
                       NET ASSET                UNREALIZED                                                         ASSET
                        VALUE,        NET          GAINS      TOTAL FROM      NET         NET                      VALUE,
                       BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF   TOTAL
                       OF PERIOD     INCOME     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005          $10.36       $ 0.26       $(0.09)       $ 0.17       $(0.26)     $   --       $(0.26)      $10.27    1.65%
 July 31, 2004           10.41         0.24        (0.05)         0.19        (0.24)         --        (0.24)       10.36    1.87%
 July 31, 2003           10.45         0.28         0.01          0.29        (0.28)      (0.05)       (0.33)       10.41    2.78%
 July 31, 2002           10.23         0.32         0.22          0.54        (0.32)         --        (0.32)       10.45    5.33%
 July 31, 2001            9.91         0.38         0.32          0.70        (0.38)         --        (0.38)       10.23    7.15%
----------------------------------------------------------------------------------------------------------------------------------

                                          RATIOS/SUPPLEMENTAL DATA
                       --------------------------------------------------------------

                                               RATIO OF
                         NET                     NET
                       ASSETS,    RATIO OF    INVESTMENT    RATIO OF
                       END OF     EXPENSES    INCOME TO     EXPENSES
                       PERIOD    TO AVERAGE    AVERAGE     TO AVERAGE     PORTFOLIO
                       (000'S)   NET ASSETS   NET ASSETS   NET ASSETS*   TURNOVER (a)
---------------------  --------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005         $65,070      0.74%        2.51%        0.86%          28.31%
 July 31, 2004          67,606      0.72%        2.34%        0.83%          11.30%
 July 31, 2003          63,449      0.72%        2.64%        0.83%           6.01%
 July 31, 2002          49,599      0.73%        3.06%        0.86%          37.24%
 July 31, 2001          39,857      0.73%        3.73%        0.88%          73.06%
----------------------------------------------------------------------------------------------------------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

     PACIFIC CAPITAL FUNDS                    ULTRA SHORT GOVERNMENT FUND

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                    INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                            -------------------------------------   -------------------------------------
                                             NET
                                          REALIZED
                                             AND                                                             NET
                NET ASSET                UNREALIZED                                                         ASSET
                 VALUE,        NET          GAINS      TOTAL FROM      NET         NET                      VALUE,
                BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF   TOTAL
                OF PERIOD     INCOME     INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS   PERIOD   RETURN
---------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005   $10.11       $ 0.20       $(0.06)       $ 0.14       $(0.20)     $   --       $(0.20)      $10.05    1.44%
 July 31, 2004    10.25         0.20        (0.14)         0.06        (0.20)         --        (0.20)       10.11    0.61%
 July 31, 2003    10.32         0.26        (0.06)         0.20        (0.26)      (0.01)       (0.27)       10.25    1.92%
 July 31, 2002    10.21         0.33         0.11          0.44        (0.33)         --(b)     (0.33)       10.32    4.35%
 July 31, 2001    10.02         0.58         0.19          0.77        (0.58)         --        (0.58)       10.21    7.85%
---------------------------------------------------------------------------------------------------------------------------

                                   RATIOS/SUPPLEMENTAL DATA
                ---------------------------------------------------------------

                                         RATIO OF
                  NET                      NET
                ASSETS,     RATIO OF    INVESTMENT    RATIO OF
                 END OF     EXPENSES    INCOME TO     EXPENSES
                 PERIOD    TO AVERAGE    AVERAGE     TO AVERAGE     PORTFOLIO
                (000'S)    NET ASSETS   NET ASSETS   NET ASSETS*   TURNOVER (a)
--------------  ---------------------------------------------------------------
CLASS Y
Year Ended:
 July 31, 2005  $125,349      0.37%        1.98%        0.71%          64.16%
 July 31, 2004   215,124      0.37%        1.99%        0.68%         111.13%
 July 31, 2003   240,916      0.37%        2.47%        0.67%          17.41%
 July 31, 2002   185,806      0.37%        3.16%        0.67%          26.15%
 July 31, 2001   149,445      0.39%        5.56%        0.76%           8.22%
---------------------------------------------------------------------------------------------------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated. Voluntary fee reductions may be terminated at any time.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b) Less than $0.01 per share.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Pacific Capital Funds, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS/FORM N-Q:

The Funds' Annual and Semi-Annual reports to shareholders contain additional information on the Funds' investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. In addition, the Funds' file their complete portfolio schedule as of the end of their first and third fiscal quarters with the Securities and Exchange Commission on Form N-Q.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including operations, proxy voting and investment policies. A discussion of the Trust's policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference and is legally considered a part of this prospectus.

You can obtain free copies of Annual Reports, Semi-Annual Reports, Form N-Q and the SAI, or request other information and discuss your questions about the Funds, by contacting the Pacific Capital Funds or a broker/dealer that sells the Funds. To contact Pacific Capital Funds:

                            PACIFIC CAPITAL FUNDS

                            P.O. BOX 182130

                            COLUMBUS, OHIO 43218-2130

                            TELEPHONE: 1-800-258-9232

                            WEBSITE: WWW.PACIFICCAPITALFUNDS.COM

E-DELIVERY OF SHAREHOLDERS REPORTS:

Pacific Capital Funds shareholders can now sign up to receive Prospectuses, Annual Reports, Semi-Annual Reports and other Fund updates electronically instead of through the mail. To go paperless, register for E-Delivery today by logging onto www.pacificcapitalfunds.com.

You can review and copy the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. For the hours of operation for the Public Reference Room call 1-202-942-8090. You can receive text-only copies:

- For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request, by emailing the SEC at: publicinfo@sec.gov

- At no charge from the EDGAR database on the SEC's Website at http://www.sec.gov

Investment Company Act file no. 811-7454.

PCPPUY1205                                             Pacific Caital Funds Logo